UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Variable Funds Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 – June 30, 2023

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2023

Guggenheim Variable Funds Trust Semi-Annual Report

Series
Series A	(StylePlus—Large Core Series)
Series B	(Large Cap Value Series)
Series D	(World Equity Income Series)
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series J	(StylePlus—Mid Growth Series)
Series N	(Managed Asset Allocation Series)
Series O	(All Cap Value Series)
Series P	(High Yield Series)
Series Q	(Small Cap Value Series)
Series V	(SMid Cap Value Series)
Series X	(StylePlus—Small Growth Series)
Series Y	(StylePlus—Large Growth Series)
Series Z	(Alpha Opportunity Series)

GuggenheimInvestments.com	GVFT-SEMI-2-0623x1223

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
SERIES A (STYLEPLUS—LARGE CORE SERIES)	9
SERIES B (LARGE CAP VALUE SERIES)	16
SERIES D (WORLD EQUITY INCOME SERIES)	22
SERIES E (TOTAL RETURN BOND SERIES)	29
SERIES F (FLOATING RATE STRATEGIES SERIES)	50
SERIES J (STYLEPLUS—MID GROWTH SERIES)	64
SERIES N (MANAGED ASSET ALLOCATION SERIES)	72
SERIES O (ALL CAP VALUE SERIES)	79
SERIES P (HIGH YIELD SERIES)	86
SERIES Q (SMALL CAP VALUE SERIES)	100
SERIES V (SMID CAP VALUE SERIES)	107
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)	114
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)	122
SERIES Z (ALPHA OPPORTUNITY SERIES)	129
NOTES TO FINANCIAL STATEMENTS	144
OTHER INFORMATION	165
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	171
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	177
LIQUIDITY RISK MANAGEMENT	180

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2023

Dear Shareholder:

Security Investors, LLC (“SI”) and Guggenheim Partners Investment Management, LLC (“GPIM”, and together with SI, the “Investment Advisers”) are pleased to present the semi-annual shareholder report for funds that are part of the Guggenheim Variable Funds Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2023 (the “Reporting Period”).

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
Guggenheim Partners Investment Management, LLC

July 31, 2023

Read a Fund’s prospectus and summary prospectus (if available) carefully before investing in the Fund. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

The Series StylePlus Funds are subject to a number of risks and may not be suitable for all investors. Investments in large capitalization stocks may underperform other segments of the equity market or the equity market as a whole. ● Investments in small-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing companies. ● The Funds may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile than if they had not been leveraged. ● The Funds’ investments in other investment vehicles subject the Funds to those risks and expenses affecting the investment vehicle. ● The Funds may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● The Funds may invest in fixed income securities whose market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Funds’ exposure to high yield securities may subject the Funds to greater volatility. ● The Funds may invest in bank loans and asset-backed securities, including mortgage backed, which involve special types of risks. ● The Funds may invest in restricted securities which may involve financial and liquidity risk. ● The Funds are subject to active trading risks that may increase volatility and impact their ability to achieve their investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Funds are not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series Value Funds are subject to a number of risks and may not be suitable for all investors. ● An investment in the Funds will fluctuate and is subject to investment risks, which means investors could lose money. The intrinsic value of the underlying stocks may never be realized or the stocks may decline in value. Investments in large capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Investments in small- and/or mid-sized company securities may present additional risks such as less predictable earnings, higher volatility and less liquidity than larger, more established companies. ● You may have a gain or loss when you sell your shares. The Funds are subject to active trading risks that may increase volatility and impact their ability to achieve their investment objective. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series D (World Equity Income Series) is subject to a number of risks and may not be suitable for all investors. ● Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. ●The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets are generally subject to an even greater level of risks). Additionally, the Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. ● The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

June 30, 2023

the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. ●The Fund’s use of leverage, through instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ●The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ●The Fund may have significant exposure to securities in a particular capitalization range e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the predominant capitalization range may underperform other segments of the equity market or the equity market as a whole. ● Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. ● You may have a gain or loss when you sell your shares. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective.● Please read the prospectus for more detailed information regarding these and other risks.

The Series E (Total Return Bond Series) is subject to a number of risks and may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements expose the Fund to many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political, or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in municipal securities can be affected by events that affect the municipal bond market. ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective.● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series F (Floating Rate Strategies Series) is subject to a number of risks and may not be suitable for all investors. ● Investments in floating rate senior secured syndicated bank loans and other floating rate securities involve special types of risks, including credit rate risk, interest rate risk, liquidity risk and prepayment risk. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● When market conditions are deemed appropriate, the Fund may use leverage to the full extent permitted by its investment policies and restrictions and applicable law. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses on those investments. ● Investments in reverse repurchase agreements and synthetic instruments (such as synthetic collateralized debt obligations) expose the Fund to many of the same risks as investments in derivatives. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in foreign securities carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risk). ● The Fund’s investments in real estate securities subject the Fund to the same risks as direct investments in real estate, which is particularly sensitive to economic downturns. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government.● Please read the prospectus for more detailed information regarding these and other risks.

The Series N (Managed Asset Allocation Series) is subject to a number of risks and may not be suitable for all investors. ● The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction or other transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Fund will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Fund’s other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs. The Investment Manager may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund’s and, thus the Fund’s, performance to be less than you expect. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares.● Please read the prospectus for more detailed information regarding these and other risks.

The Series P (High Yield Series) is subject to a number of risks and may not be suitable for all investors. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. Certain of the derivative instruments are also subject to the risks of counterparty default and adverse tax treatment. ●The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. ● Instruments and strategies (such as borrowing transactions and reverse repurchase agreements) may provide leveraged exposure to a particular investment, which will magnify any gains or losses

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

June 30, 2023

on those investments. ● The Fund may invest in foreign securities which carry additional risks when compared to U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question (investments in emerging markets securities are generally subject to an even greater level of risks). ● Investments in syndicated bank loans generally offer a floating interest rate and involve special types of risks. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● The Fund’s investments in restricted securities may involve financial and liquidity risk. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● It is important to note that the Fund is not guaranteed by the U.S. government. ● Please read the prospectus for more detailed information regarding these and other risks.

The Series Z (Alpha Opportunity Series) is subject to a number of risks and may not be suitable for all investors. ● Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. The intrinsic value of the underlying stocks may never be realized or the stocks may decline in value. An investment in the Fund may lose money. There can be no guarantee the Fund will achieve it investment objective. ●The Fund’s use of derivatives such as futures, options and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● Certain of the derivative instruments, such as swaps and structured notes, are also subject to the risks of counterparty default and adverse tax treatment. ●The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The Fund’s use of short selling involves increased risk and costs, including paying more for a security than it received from its sale and the risk of unlimited losses. ●In certain circumstances the Fund may be subject to liquidity risk and it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. ●The Fund’s fixed income investments will change in value in response to interest rate changes and other factors. ● The Fund is subject to active trading risks that may increase volatility and impact its ability to achieve its investment objective. ● You may have a gain or loss when you sell your shares. ● Please read the prospectus for more detailed information regarding these and other risks.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2023

The fundamental backdrop we see for the economy is that inflation, while making some progress, continues to run well above target while the labor market appears overheated. As a result, the U.S. Federal Reserve (the “Fed”) is employing a deliberate and forceful strategy which has the effect of weakening the economy. The Fed believes this strategy is required to meaningfully reduce inflation. We expect Fed policymakers to deliver an additional rate hike in September 2023 as they try to limit an undue easing of financial conditions that could risk a resurgence in inflation. Quantitative tightening appears likely to continue at least into early 2024.

Despite the abrupt tightening of Fed policy seen over recent quarters, growth of real gross domestic product has been resilient, aided by a significant fiscal expansion and easing inflation pressures that have boosted real personal consumption. Indeed, headline personal consumption expenditures inflation has slowed to 2.5% on an annualized basis in the three months ended May 2023, down from 7.3% in the corresponding period a year earlier, helping to lift real income growth and support consumer spending.

Notwithstanding recent stronger-than-expected economic activity, we continue to believe the Fed’s policy measures will likely result in a higher unemployment rate and may ultimately lead to a recession. A range of leading indicators, including a low unemployment rate, an inverted yield curve, a declining leading economic index, and falling consumer confidence, suggest a downturn may be approaching.

While a recession understandably provokes fear among investors, in this environment it is arguably not the worst outcome from a medium-term perspective, as we see signs a recession could be moderate in its severity. Moreover, we expect inflation to be brought under control as spending and demand for labor cool, in turn allowing the Fed to start to ease its monetary policy stance as we progress through 2024.

For the Reporting Period, the S&P 500® Index* returned 16.89%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 11.67%. The return of the MSCI Emerging Markets Index* was 4.89%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 2.09% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 5.38%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 2.27% for the Reporting Period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World (Net) Index is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Morningstar Long/Short Equity Category Average represents long-short portfolios which hold sizable stakes in both long and short positions in equities and related derivatives. Some funds that fall into this category will shift their exposure to long and short positions depending on their macro outlook or the opportunities they uncover through bottom-up research. Some funds may simply hedge long stock positions through exchange traded funds or derivatives. At least 75% of the assets are in equity securities or derivatives.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2023

Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500® Value Index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth value.

Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2022 and ending June 30, 2023.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2022	Ending Account Value June 30, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Series A (StylePlus—Large Core Series)	1.09%	16.93%	$ 1,000.00	$ 1,169.30	$ 5.86
Series B (Large Cap Value Series)	0.77%	4.39%	1,000.00	1,043.90	3.90
Series D (World Equity Income Series)	0.87%	5.42%	1,000.00	1,054.20	4.43
Series E (Total Return Bond Series)	0.81%	3.01%	1,000.00	1,030.10	4.08
Series F (Floating Rate Strategies Series)	1.15%	5.63%	1,000.00	1,056.30	5.86
Series J (StylePlus—Mid Growth Series)	1.19%	16.30%	1,000.00	1,163.00	6.38
Series N (Managed Asset Allocation Series)	0.96%	8.28%	1,000.00	1,082.80	4.96
Series O (All Cap Value Series)	0.85%	3.82%	1,000.00	1,038.20	4.30
Series P (High Yield Series)	1.08%	4.52%	1,000.00	1,045.20	5.48
Series Q (Small Cap Value Series)	1.11%	1.44%	1,000.00	1,014.40	5.54
Series V (SMid Cap Value Series)	0.88%	3.75%	1,000.00	1,037.50	4.45
Series X (StylePlus—Small Growth Series)	1.28%	13.99%	1,000.00	1,139.90	6.79
Series Y (StylePlus—Large Growth Series)	1.34%	26.96%	1,000.00	1,269.60	7.54
Series Z (Alpha Opportunity Series)	1.99%	4.78%	1,000.00	1,047.80	10.10

Table 2. Based on hypothetical 5% return (before expenses)
Series A (StylePlus—Large Core Series)	1.09%	5.00%	$ 1,000.00	$ 1,019.39	$ 5.46
Series B (Large Cap Value Series)	0.77%	5.00%	1,000.00	1,020.98	3.86
Series D (World Equity Income Series)	0.87%	5.00%	1,000.00	1,020.48	4.36
Series E (Total Return Bond Series)	0.81%	5.00%	1,000.00	1,020.78	4.06
Series F (Floating Rate Strategies Series)	1.15%	5.00%	1,000.00	1,019.09	5.76
Series J (StylePlus—Mid Growth Series)	1.19%	5.00%	1,000.00	1,018.89	5.96
Series N (Managed Asset Allocation Series)	0.96%	5.00%	1,000.00	1,020.03	4.81
Series O (All Cap Value Series)	0.85%	5.00%	1,000.00	1,020.58	4.26
Series P (High Yield Series)	1.08%	5.00%	1,000.00	1,019.44	5.41
Series Q (Small Cap Value Series)	1.11%	5.00%	1,000.00	1,019.29	5.56
Series V (SMid Cap Value Series)	0.88%	5.00%	1,000.00	1,020.43	4.41
Series X (StylePlus—Small Growth Series)	1.28%	5.00%	1,000.00	1,018.45	6.41
Series Y (StylePlus—Large Growth Series)	1.34%	5.00%	1,000.00	1,018.15	6.71
Series Z (Alpha Opportunity Series)	1.99%	5.00%	1,000.00	1,014.93	9.94

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest, if any. This ratio represents net expenses, which may include expenses that are excluded from the expense limitation agreement and affiliated waivers. Excluding these expenses, the net expense ratios for the period would be:

Fund	6/30/23
Series A (StylePlus—Large Core Series)	0.85%
Series B (Large Cap Value Series)	0.77%
Series D (World Equity Income Series)	0.87%
Series E (Total Return Bond Series)	0.76%
Series F (Floating Rate Strategies Series)	1.13%
Series J (StylePlus—Mid Growth Series)	0.92%
Series O (All Cap Value Series)	0.85%
Series P (High Yield Series)	1.05%
Series Q (Small Cap Value Series)	1.11%
Series V (SMid Cap Value Series)	0.88%
Series X (StylePlus—Small Growth Series)	1.04%
Series Y (StylePlus—Large Growth Series)	0.88%
Series Z (Alpha Opportunity Series)	1.99%

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2022 to June 30, 2023.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES A (STYLEPLUS—LARGE CORE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: May 1, 1979

Ten Largest Holdings	% of Total Net Assets
Guggenheim Strategy Fund III	25.9%
Guggenheim Variable Insurance Strategy Fund III	25.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.3%
Guggenheim Strategy Fund II	12.0%
Apple, Inc.	1.6%
Microsoft Corp.	1.4%
Alphabet, Inc. — Class C	0.7%
Amazon.com, Inc.	0.5%
Exxon Mobil Corp.	0.4%
Merck & Company, Inc.	0.4%
Top Ten Total	80.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series A (StylePlus—Large Core Series)	16.93%	18.83%	11.09%	12.54%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value
COMMON STOCKS† - 20.5%

Technology - 6.3%
Apple, Inc.	18,654	$3,618,316
Microsoft Corp.	9,162	3,120,027
NVIDIA Corp.	1,866	789,355
QUALCOMM, Inc.	5,241	623,889
Microchip Technology, Inc.	6,528	584,844
Texas Instruments, Inc.	3,218	579,304
NXP Semiconductor N.V.	2,802	573,513
Applied Materials, Inc.	3,680	531,907
NetApp, Inc.	6,504	496,906
Cognizant Technology Solutions Corp. — Class A	7,338	479,025
KLA Corp.	938	454,949
Broadcom, Inc.	478	414,632
Skyworks Solutions, Inc.	3,610	399,591
HP, Inc.	8,495	260,881
Akamai Technologies, Inc.*	2,725	244,896
Teradyne, Inc.	1,547	172,227
Adobe, Inc.*	304	148,653
Workday, Inc. — Class A*	621	140,278
Intuit, Inc.	303	138,832
Total Technology		13,772,025

Consumer, Non-cyclical - 4.2%
Merck & Company, Inc.	7,007	808,538
Pfizer, Inc.	18,314	671,758
Bristol-Myers Squibb Co.	9,259	592,113
Amgen, Inc.	2,657	589,907
Gilead Sciences, Inc.	7,236	557,679
Vertex Pharmaceuticals, Inc.*	1,368	481,413
Viatris, Inc.	47,334	472,393
Kimberly-Clark Corp.	3,288	453,941
Incyte Corp.*	7,257	451,748
Altria Group, Inc.	9,033	409,195
Campbell Soup Co.	8,420	384,878
Cardinal Health, Inc.	3,759	355,489
Molina Healthcare, Inc.*	1,128	339,799
Humana, Inc.	742	331,770
HCA Healthcare, Inc.	1,036	314,405
United Rentals, Inc.	612	272,567
Quest Diagnostics, Inc.	1,637	230,097
Regeneron Pharmaceuticals, Inc.*	303	217,718
AbbVie, Inc.	1,595	214,894
UnitedHealth Group, Inc.	442	212,443
Organon & Co.	7,541	156,928
Eli Lilly & Co.	297	139,287
Johnson & Johnson	839	138,871
Procter & Gamble Co.	903	137,021
PepsiCo, Inc.	714	132,247
Moderna, Inc.*	1,030	125,145
Total Consumer, Non-cyclical		9,192,244

Communications - 2.9%
Alphabet, Inc. — Class C*	13,539	1,637,813
Amazon.com, Inc.*	7,987	1,041,185
Cisco Systems, Inc.	13,857	716,961
Meta Platforms, Inc. — Class A*	2,020	579,699
VeriSign, Inc.*	2,062	465,950
Juniper Networks, Inc.	14,822	464,373
F5, Inc.*	3,010	440,243
eBay, Inc.	7,519	336,024
Motorola Solutions, Inc.	985	288,881
Booking Holdings, Inc.*	87	234,929
Gen Digital, Inc.	8,527	158,176
Total Communications		6,364,234

Industrial - 2.6%
Caterpillar, Inc.	2,277	560,256
Masco Corp.	8,877	509,362
3M Co.	5,081	508,557
Dover Corp.	3,351	494,775
Textron, Inc.	7,185	485,922
Keysight Technologies, Inc.*	2,788	466,850
Snap-on, Inc.	1,595	459,663
Fortive Corp.	5,530	413,478
Allegion plc	2,985	358,260
Garmin Ltd.	3,089	322,152
Expeditors International of Washington, Inc.	2,366	286,594
Lockheed Martin Corp.	550	253,209
Packaging Corporation of America	1,846	243,968
Illinois Tool Works, Inc.	876	219,140
Nordson Corp.	584	144,937
Total Industrial		5,727,123

Consumer, Cyclical - 2.2%
PACCAR, Inc.	6,670	557,946
Lowe’s Companies, Inc.	2,429	548,225
Cummins, Inc.	2,207	541,068
Yum! Brands, Inc.	3,615	500,858
Home Depot, Inc.	1,545	479,939
Lennar Corp. — Class A	3,050	382,195
DR Horton, Inc.	3,137	381,742
NVR, Inc.*	58	368,336
PulteGroup, Inc.	4,723	366,883
Tesla, Inc.*	1,196	313,077
BorgWarner, Inc.	4,807	235,110
Total Consumer, Cyclical		4,675,379

Energy - 1.2%
Exxon Mobil Corp.	9,214	988,202
Valero Energy Corp.	4,608	540,518
Marathon Petroleum Corp.	4,622	538,925
Chevron Corp.	1,549	243,735
Occidental Petroleum Corp.	3,125	183,750
Phillips 66	1,381	131,720
Total Energy		2,626,850

Financial - 0.7%
Goldman Sachs Group, Inc.	1,792	577,992
Berkshire Hathaway, Inc. — Class B*	1,280	436,480
JPMorgan Chase & Co.	1,641	238,667

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value
Visa, Inc. — Class A	971	$230,593
Mastercard, Inc. — Class A	238	93,605
Total Financial		1,577,337

Basic Materials - 0.2%
CF Industries Holdings, Inc.	4,087	283,719
Mosaic Co.	5,236	183,260
Total Basic Materials		466,979

Utilities - 0.2%
Atmos Energy Corp.	2,893	336,572

Total Common Stocks
(Cost $40,180,699)		44,738,743

MUTUAL FUNDS† - 75.4%
Guggenheim Strategy Fund III[1]	2,335,720	56,641,218
Guggenheim Variable Insurance Strategy Fund III[1]	2,276,951	55,193,299
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,758,602	26,841,198
Guggenheim Strategy Fund II1	1,089,535	26,388,542
Total Mutual Funds
(Cost $169,020,099)		165,064,257

MONEY MARKET FUND† - 3.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[2]	7,227,129	7,227,129
Total Money Market Fund
(Cost $7,227,129)		7,227,129

Total Investments - 99.2%
(Cost $216,427,927)		$217,030,129
Other Assets & Liabilities, net - 0.8%		1,819,885
Total Net Assets - 100.0%		$218,850,014

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	48	Sep 2023	$10,767,600	$13,315

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	5.55% (Federal Funds Rate + 0.47%)	At Maturity	09/29/23	17,034	$162,839,419	$—

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES A (STYLEPLUS—LARGE CORE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$44,738,743	$—		$—	$44,738,743
Mutual Funds	165,064,257	—		—	165,064,257
Money Market Fund	7,227,129	—		—	7,227,129
Equity Futures Contracts**	13,315	—		—	13,315
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$217,043,444	$—		$—	$217,043,444

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$21,079,040	$10,767,192	$(5,622,140)	$(17,513)	$181,963	$26,388,542	1,089,535	$493,914
Guggenheim Strategy Fund III	54,778,133	1,431,070	—	—	432,015	56,641,218	2,335,720	1,427,918
Guggenheim Ultra Short Duration Fund — Institutional Class	25,924,450	674,561	—	—	242,187	26,841,198	2,758,602	673,088
Guggenheim Variable Insurance Strategy Fund III	53,430,927	1,385,751	—	—	376,621	55,193,299	2,276,951	1,382,395
	$155,212,550	$14,258,574	$(5,622,140)	$(17,513)	$1,232,786	$165,064,257		$3,977,315

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $47,407,828)	$51,965,872
Investments in affiliated issuers, at value (cost $169,020,099)	165,064,257
Segregated cash with broker	53,000
Prepaid expenses	9,801
Receivables:
Swap settlement	23,604,891
Dividends	757,921
Interest	23,491
Variation margin on futures contracts	9,485
Total assets	241,488,718

Liabilities:
Overdraft due to custodian bank	5,302
Segregated cash due to broker	21,490,000
Payable for:
Securities purchased	778,382
Fund shares redeemed	129,783
Management fees	80,943
Distribution and service fees	42,409
Fund accounting/administration fees	2,427
Trustees’ fees*	2,324
Transfer agent/maintenance fees	2,064
Miscellaneous	105,070
Total liabilities	22,638,704
Net assets	$218,850,014

Net assets consist of:
Paid in capital	$213,435,666
Total distributable earnings (loss)	5,414,348
Net assets	$218,850,014
Capital shares outstanding	5,739,823
Net asset value per share	$38.13

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $814)	$382,055
Dividends from securities of affiliated issuers	3,977,315
Interest	176,770
Total investment income	4,536,140

Expenses:
Management fees	764,296
Distribution and service fees	253,210
Transfer agent/maintenance fees	12,407
Interest expense	242,639
Fund accounting/administration fees	46,195
Custodian fees	15,986
Professional fees	9,178
Trustees’ fees*	7,517
Line of credit fees	3,341
Miscellaneous	5,216
Total expenses	1,359,985
Less:
Expenses reimbursed by Adviser	(3,544)
Expenses waived by Adviser	(249,019)
Earnings credits applied	(6,523)
Total waived/reimbursed expenses	(259,086)
Net expenses	1,100,899
Net investment income	3,435,241

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	683,718
Investments in affiliated issuers	(17,513)
Swap agreements	23,641,953
Futures contracts	516,547
Net realized loss	24,824,705
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,889,905
Investments in affiliated issuers	1,232,786
Swap agreements	(2,201,633)
Futures contracts	106,195
Net change in unrealized appreciation (depreciation)	4,027,253
Net realized and unrealized gain	28,851,958
Net increase in net assets resulting from operations	$32,287,199

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,435,241	$3,382,560
Net realized loss on investments	24,824,705	(26,632,209)
Net change in unrealized appreciation (depreciation) on investments	4,027,253	(31,208,128)
Net increase (decrease) in net assets resulting from operations	32,287,199	(54,457,777)

Distributions to shareholders	—	(58,728,698)

Capital share transactions:
Proceeds from sale of shares	2,261,643	3,989,714
Distributions reinvested	—	58,728,698
Cost of shares redeemed	(11,813,312)	(23,388,008)
Net increase (decrease) from capital share transactions	(9,551,669)	39,330,404
Net increase (decrease) in net assets	22,735,530	(73,856,071)

Net assets:
Beginning of period	196,114,484	269,970,555
End of period	$218,850,014	$196,114,484

Capital share activity:
Shares sold	58,959	85,664
Shares issued from reinvestment of distributions	—	1,731,388
Shares redeemed	(332,977)	(556,929)
Net increase (decrease) in shares	(274,018)	1,260,123

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$32.61	$56.79	$49.39	$44.24	$36.80	$45.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.59	.64	.26	.38	.68	.83
Net gain (loss) on investments (realized and unrealized)	4.93	(11.88)	13.22	7.46	10.06	(3.10)
Total from investment operations	5.52	(11.24)	13.48	7.84	10.74	(2.27)
Less distributions from:
Net investment income	—	(.27)	(.41)	(.74)	(.91)	(.75)
Net realized gains	—	(12.67)	(5.67)	(1.95)	(2.39)	(5.68)
Total distributions	—	(12.94)	(6.08)	(2.69)	(3.30)	(6.43)
Net asset value, end of period	$38.13	$32.61	$56.79	$49.39	$44.24	$36.80

Total Return[c]	16.93%	(20.67%)	28.48%	18.78%	29.97%	(6.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$218,850	$196,114	$269,971	$230,088	$218,082	$190,644
Ratios to average net assets:
Net investment income (loss)	3.37%	1.54%	0.49%	0.88%	1.65%	1.89%
Total expenses[d]	1.33%	1.18%	1.14%	1.22%	1.27%	1.26%
Net expenses[e,f,g]	1.09%	0.92%	0.85%	0.89%	0.95%	0.97%
Portfolio turnover rate	24%	63%	34%	63%	41%	45%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
—	—	—	—	—	0.02%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
0.85%	0.87%	0.84%	0.87%	0.89%	0.91%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES B (LARGE CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1979

Ten Largest Holdings	% of Total Net Assets
iShares Russell 1000 Value ETF	3.3%
Chevron Corp.	2.6%
Johnson & Johnson	2.5%
Verizon Communications, Inc.	2.4%
Berkshire Hathaway, Inc. — Class B	2.3%
JPMorgan Chase & Co.	2.3%
ConocoPhillips	2.2%
Bank of America Corp.	2.1%
Curtiss-Wright Corp.	1.9%
OGE Energy Corp.	1.9%
Top Ten Total	23.5%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series B (Large Cap Value Series)	4.39%	11.80%	8.28%	9.42%
Russell 1000 Value Index	5.12%	11.54%	8.11%	9.22%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 95.5%

Financial - 17.8%
Berkshire Hathaway, Inc. — Class B*	13,678	$4,664,198
JPMorgan Chase & Co.	31,888	4,637,791
Bank of America Corp.	147,817	4,240,870
Mastercard, Inc. — Class A	7,053	2,773,945
Jefferies Financial Group, Inc.	66,119	2,193,167
American Tower Corp. — Class A REIT	10,953	2,124,225
Ventas, Inc. REIT	44,132	2,086,120
Charles Schwab Corp.	34,239	1,940,667
Unum Group	39,083	1,864,259
Goldman Sachs Group, Inc.	5,570	1,796,548
Wells Fargo & Co.	39,933	1,704,340
Synovus Financial Corp.	51,898	1,569,914
First Horizon Corp.	136,163	1,534,557
STAG Industrial, Inc. REIT	34,679	1,244,282
Markel Group, Inc.*	780	1,078,881
T. Rowe Price Group, Inc.	8,571	960,123
Total Financial		36,413,887

Consumer, Non-cyclical - 17.8%
Johnson & Johnson	30,481	5,045,215
Ingredion, Inc.	31,921	3,382,030
Quest Diagnostics, Inc.	23,274	3,271,393
Tyson Foods, Inc. — Class A	60,213	3,073,271
Medtronic plc	34,609	3,049,053
Archer-Daniels-Midland Co.	33,763	2,551,132
Henry Schein, Inc.*	29,932	2,427,485
Humana, Inc.	4,978	2,225,813
Encompass Health Corp.	31,362	2,123,521
Merck & Company, Inc.	18,090	2,087,405
HCA Healthcare, Inc.	6,743	2,046,366
Bunge Ltd.	16,341	1,541,774
Euronet Worldwide, Inc.*	12,016	1,410,318
Moderna, Inc.*	8,817	1,071,265
Pfizer, Inc.	26,058	955,808
Total Consumer, Non-cyclical		36,261,849

Energy - 11.0%
Chevron Corp.	34,320	5,400,252
ConocoPhillips	44,111	4,570,341
Diamondback Energy, Inc.	22,484	2,953,498
Coterra Energy, Inc. — Class A	91,049	2,303,540
Equities Corp.	50,365	2,071,513
Pioneer Natural Resources Co.	9,045	1,873,943
Kinder Morgan, Inc.	95,042	1,636,623
Marathon Oil Corp.	69,368	1,596,851
Total Energy		22,406,561

Communications - 9.4%
Verizon Communications, Inc.	132,534	4,928,939
Alphabet, Inc. — Class A*	24,718	2,958,745
Comcast Corp. — Class A	66,547	2,765,028
Cisco Systems, Inc.	46,985	2,431,004
Walt Disney Co.*	22,077	1,971,034
Fox Corp. — Class B	51,667	1,647,661
Juniper Networks, Inc.	43,590	1,365,675
T-Mobile US, Inc.*	7,508	1,042,861
Total Communications		19,110,947

Industrial - 9.3%
Curtiss-Wright Corp.	20,865	3,832,066
Johnson Controls International plc	48,216	3,285,438
Knight-Swift Transportation Holdings, Inc.	52,061	2,892,509
Advanced Energy Industries, Inc.	23,086	2,572,935
Eagle Materials, Inc.	13,566	2,528,974
L3Harris Technologies, Inc.	11,920	2,333,578
Teledyne Technologies, Inc.*	3,621	1,488,629
Total Industrial		18,934,129

Consumer, Cyclical - 8.0%
Walmart, Inc.	23,914	3,758,802
Ferguson plc	19,086	3,002,419
Delta Air Lines, Inc.	62,440	2,968,398
Lear Corp.	15,549	2,232,059
Whirlpool Corp.	11,825	1,759,442
Southwest Airlines Co.	47,188	1,708,677
MSC Industrial Direct Company, Inc. — Class A	10,556	1,005,776
Total Consumer, Cyclical		16,435,573

Utilities - 7.6%
OGE Energy Corp.	106,476	3,823,553
Edison International	42,789	2,971,696
Pinnacle West Capital Corp.	34,050	2,773,713
Exelon Corp.	61,531	2,506,773
Duke Energy Corp.	19,722	1,769,852
Black Hills Corp.	26,749	1,611,895
Total Utilities		15,457,482

Basic Materials - 7.5%
Westlake Corp.	30,967	3,699,628
Reliance Steel & Aluminum Co.	10,519	2,856,855
Huntsman Corp.	105,501	2,850,637
Nucor Corp.	14,162	2,322,285
Freeport-McMoRan, Inc.	52,034	2,081,360
DuPont de Nemours, Inc.	21,889	1,563,750
Total Basic Materials		15,374,515

Technology - 7.1%
KLA Corp.	6,419	3,113,343
Microsoft Corp.	7,429	2,529,872
Teradyne, Inc.	22,246	2,476,647
Fiserv, Inc.*	17,379	2,192,361
Leidos Holdings, Inc.	23,089	2,042,915
Amdocs Ltd.	15,609	1,542,949
MACOM Technology Solutions Holdings, Inc.*	9,152	599,731
Total Technology		14,497,818

Total Common Stocks
(Cost $159,374,237)		194,892,761

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value
EXCHANGE-TRADED FUNDS† - 3.3%
iShares Russell 1000 Value ETF	42,314	$6,678,418
Total Exchange-Traded Funds
(Cost $6,435,560)		6,678,418

MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[1]	2,526,977	2,526,977
Total Money Market Fund
(Cost $2,526,977)		2,526,977

Total Investments - 100.0%
(Cost $168,336,774)		$204,098,156
Other Assets & Liabilities, net - (0.0)%		(64,981)
Total Net Assets - 100.0%		$204,033,175

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$194,892,761	$—	$—	$194,892,761
Exchange-Traded Funds	6,678,418	—	—	6,678,418
Money Market Fund	2,526,977	—	—	2,526,977
Total Assets	$204,098,156	$—	$—	$204,098,156

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $168,336,774)	$204,098,156
Prepaid expenses	894
Receivables:
Dividends	230,189
Interest	12,834
Fund shares sold	80
Total assets	204,342,153

Liabilities:
Payable for:
Fund shares redeemed	137,656
Management fees	75,551
Distribution and service fees	41,686
Professional fees	29,165
Fund accounting/administration fees	2,330
Transfer agent/maintenance fees	2,062
Trustees’ fees*	133
Miscellaneous	20,395
Total liabilities	308,978
Net assets	$204,033,175

Net assets consist of:
Paid in capital	$132,194,173
Total distributable earnings (loss)	71,839,002
Net assets	$204,033,175
Capital shares outstanding	4,739,293
Net asset value per share	$43.05

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$2,438,322
Interest	133,917
Total investment income	2,572,239

Expenses:
Management fees	669,472
Distribution and service fees	257,489
Transfer agent/maintenance fees	12,458
Fund accounting/administration fees	46,664
Professional fees	34,084
Trustees’ fees*	8,190
Line of credit fees	3,508
Custodian fees	3,075
Miscellaneous	15,654
Total expenses	1,050,594
Less:
Expenses waived by Adviser	(255,049)
Net expenses	795,545
Net investment income	1,776,694

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,073,874
Net realized gain	11,073,874
Net change in unrealized appreciation (depreciation) on:
Investments	(3,999,779)
Net change in unrealized appreciation (depreciation)	(3,999,779)
Net realized and unrealized gain	7,074,095
Net increase in net assets resulting from operations	$8,850,789

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SERIES B (LARGE CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,776,694	$3,395,583
Net realized gain on investments	11,073,874	22,517,356
Net change in unrealized appreciation (depreciation) on investments	(3,999,779)	(29,032,822)
Net increase (decrease) in net assets resulting from operations	8,850,789	(3,119,883)

Distributions to shareholders	—	(22,853,023)

Capital share transactions:
Proceeds from sale of shares	752,959	4,727,951
Distributions reinvested	—	22,853,023
Cost of shares redeemed	(17,908,068)	(26,087,637)
Net increase (decrease) from capital share transactions	(17,155,109)	1,493,337
Net decrease in net assets	(8,304,320)	(24,479,569)

Net assets:
Beginning of period	212,337,495	236,817,064
End of period	$204,033,175	$212,337,495

Capital share activity:
Shares sold	18,037	112,131
Shares issued from reinvestment of distributions	—	575,788
Shares redeemed	(427,690)	(598,577)
Net increase (decrease) in shares	(409,653)	89,342

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$41.24	$46.81	$37.61	$40.55	$36.14	$43.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	.67	.52	.82	.72	.65
Net gain (loss) on investments (realized and unrealized)	1.45	(1.48)	9.58	(.51)	6.93	(4.42)
Total from investment operations	1.81	(.81)	10.10	.31	7.65	(3.77)
Less distributions from:
Net investment income	—	(.60)	(.90)	(.74)	(.72)	(.58)
Net realized gains	—	(4.16)	— [g]	(2.51)	(2.52)	(2.87)
Total distributions	—	(4.76)	(.90)	(3.25)	(3.24)	(3.45)
Net asset value, end of period	$43.05	$41.24	$46.81	$37.61	$40.55	$36.14

Total Return[c]	4.39%	(1.32%)	27.03%	2.21%	21.82%	(9.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$204,033	$212,337	$236,817	$208,548	$226,968	$207,167
Ratios to average net assets:
Net investment income (loss)	1.73%	1.53%	1.20%	2.40%	1.86%	1.54%
Total expenses[d]	1.02%	1.02%	1.03%	1.09%	1.07%	1.07%
Net expenses[e,f]	0.77%	0.78%	0.79%	0.79%	0.80%	0.80%
Portfolio turnover rate	14%	25%	22%	19%	32%	21%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
0.77%	0.78%	0.79%	0.79%	0.80%	0.80%

[g]	Distributions from realized gains are less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES D (WORLD EQUITY INCOME SERIES)

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

Country	% of Long-Term Investments
United States	64.7%
Japan	7.3%
Canada	5.2%
Australia	5.0%
United Kingdom	3.3%
Israel	1.8%
Ireland	1.5%
Other	11.2%
Total Long-Term Investments	100.0%

Inception Date: April 19, 1984

Ten Largest Holdings	% of Total Net Assets
Apple, Inc.	3.1%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	1.8%
UnitedHealth Group, Inc.	1.6%
Amazon.com, Inc.	1.6%
Johnson & Johnson	1.5%
Berkshire Hathaway, Inc. — Class B	1.4%
Home Depot, Inc.	1.4%
McDonald’s Corp.	1.2%
Texas Instruments, Inc.	1.2%
Top Ten Total	17.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series D (World Equity Income Series)	5.42%	9.58%	6.76%	7.67%
MSCI World (Net) Index	15.09%	18.51%	9.07%	9.50%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The MSCI World (Net) Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value
COMMON STOCKS† - 97.1%

Consumer, Non-cyclical - 17.8%
UnitedHealth Group, Inc.	3,724	$1,789,903
Johnson & Johnson	10,121	1,675,228
PepsiCo, Inc.	5,923	1,097,058
Amgen, Inc.	4,664	1,035,501
Unilever plc	18,110	942,403
British American Tobacco plc	28,040	928,542
Becton Dickinson and Co.	3,381	892,618
SGS S.A.	9,110	860,861
McKesson Corp.	2,006	857,184
Colgate-Palmolive Co.	11,039	850,444
Cintas Corp.	1,680	835,094
Seagen, Inc.*	4,180	804,483
CSL Ltd.	4,270	788,977
Moody’s Corp.	2,210	768,461
Imperial Brands plc	33,250	733,906
Sysco Corp.	9,460	701,932
Cochlear Ltd.	4,260	650,039
AmerisourceBergen Corp. — Class A	3,068	590,375
Hershey Co.	2,110	526,867
Japan Tobacco, Inc.	23,300	509,200
Thermo Fisher Scientific, Inc.	970	506,098
Abbott Laboratories	3,670	400,103
Kellogg Co.	5,564	375,014
Laboratory Corporation of America Holdings	1,450	349,929
S&P Global, Inc.	730	292,650
Kimberly-Clark Corp.	910	125,635
Total Consumer, Non-cyclical		19,888,505

Financial - 16.6%
Berkshire Hathaway, Inc. — Class B*	4,690	1,599,290
National Australia Bank Ltd.	54,110	950,493
Marsh & McLennan Companies, Inc.	4,917	924,789
Aon plc — Class A	2,606	899,591
ORIX Corp.	48,310	874,787
Credit Agricole S.A.	69,350	822,935
Gaming and Leisure Properties, Inc. REIT	16,560	802,498
Public Storage REIT	2,650	773,482
Banco Santander S.A.	209,300	773,281
Willis Towers Watson plc	3,260	767,730
ANZ Group Holdings Ltd.	48,210	761,430
AvalonBay Communities, Inc. REIT	3,786	716,576
Banco Bilbao Vizcaya Argentaria S.A.	92,970	713,562
Westpac Banking Corp.	49,350	701,525
Cboe Global Markets, Inc.	5,070	699,711
Mediobanca Banca di Credito Finanziario SpA	47,040	562,714
DBS Group Holdings Ltd.	23,974	558,760
Legal & General Group plc	181,610	524,019
Amundi S.A.[1]	8,810	519,734
T. Rowe Price Group, Inc.	4,610	516,412
Goldman Sachs Group, Inc.	1,540	496,712
United Overseas Bank Ltd.	18,833	390,044
Swiss Life Holding AG	660	385,741
Simon Property Group, Inc. REIT	3,140	362,607
Chubb Ltd.	1,604	308,866
BNP Paribas S.A.	4,830	304,287
Citigroup, Inc.	6,530	300,641
Allianz AG	1,210	281,567
Progressive Corp.	1,950	258,122
Total Financial		18,551,906

Technology - 14.5%
Apple, Inc.	18,135	3,517,646
Microsoft Corp.	9,716	3,308,687
Texas Instruments, Inc.	7,350	1,323,147
NVIDIA Corp.	3,080	1,302,902
Intel Corp.	36,364	1,216,012
Broadcom, Inc.	1,336	1,158,886
Intuit, Inc.	2,200	1,008,018
Check Point Software Technologies Ltd.*	6,080	763,770
Seiko Epson Corp.	28,050	435,307
Tower Semiconductor Ltd.*	9,870	364,420
Ricoh Company Ltd.	42,890	363,424
Cadence Design Systems, Inc.*	1,410	330,673
Workday, Inc. — Class A*	1,210	273,327
Electronic Arts, Inc.	2,000	259,400
MSCI, Inc. — Class A	490	229,952
ServiceNow, Inc.*	370	207,929
QUALCOMM, Inc.	1,580	188,083
Total Technology		16,251,583

Industrial - 13.2%
United Parcel Service, Inc. — Class B	5,790	1,037,858
AP Moller - Maersk A/S — Class B	550	965,365
Illinois Tool Works, Inc.	3,735	934,347
Canadian National Railway Co.	7,620	923,033
Nordson Corp.	3,638	902,879
3M Co.	8,520	852,767
Snap-on, Inc.	2,646	762,551
J.B. Hunt Transport Services, Inc.	3,940	713,258
Packaging Corporation of America	5,388	712,078
Mitsui OSK Lines Ltd.	29,600	709,046
Lockheed Martin Corp.	1,498	689,649
Brother Industries Ltd.	38,620	562,001
Nippon Yusen K.K.	24,540	542,593
Amphenol Corp. — Class A	5,990	508,850
CCL Industries, Inc. — Class B	10,050	494,179
Arrow Electronics, Inc.*	3,340	478,388
Venture Corporation Ltd.	37,080	403,449
West Fraser Timber Company Ltd.	3,970	341,173
Waste Connections, Inc.	2,190	313,017
WSP Global, Inc.	2,210	292,068
Aurizon Holdings Ltd.	107,470	280,630
Old Dominion Freight Line, Inc.	750	277,313
Poste Italiane SpA[1]	22,010	238,213
Amcor plc	22,970	229,241
General Dynamics Corp.	1,059	227,844
AGC, Inc.	5,800	207,558
Republic Services, Inc. — Class A	960	147,043
Total Industrial		14,746,391

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value
Consumer, Cyclical - 12.4%
Home Depot, Inc.	5,025	$1,560,966
McDonald’s Corp.	4,518	1,348,216
Walmart, Inc.	7,260	1,141,127
Lowe’s Companies, Inc.	4,653	1,050,182
WW Grainger, Inc.	1,170	922,651
Sumitomo Corp.	43,170	909,929
Bayerische Motoren Werke AG	5,830	715,992
Aisin Corp.	22,430	688,252
Sekisui House Ltd.	33,180	668,200
Mercedes-Benz Group AG — Class D	7,820	628,792
Fastenal Co.	8,980	529,730
Lear Corp.	3,673	527,259
Persimmon plc	38,570	502,324
Toromont Industries Ltd.	5,830	479,094
Tesla, Inc.*	1,690	442,391
Canadian Tire Corporation Ltd. — Class A	3,110	425,334
Honda Motor Co., Ltd.	12,200	367,078
Dollarama, Inc.	4,920	333,318
Gildan Activewear, Inc.	8,530	275,095
Costco Wholesale Corp.	350	188,433
Sumitomo Electric Industries Ltd.	10,810	131,646
Total Consumer, Cyclical		13,836,009

Communications - 8.2%
Alphabet, Inc. — Class C*	16,436	1,988,263
Amazon.com, Inc.*	13,528	1,763,510
Verizon Communications, Inc.	31,780	1,181,898
Nice Ltd.*	3,980	813,759
FactSet Research Systems, Inc.	1,950	781,267
Motorola Solutions, Inc.	2,276	667,505
Zillow Group, Inc. — Class C*	12,470	626,742
Meta Platforms, Inc. — Class A*	1,460	418,991
WPP plc	32,970	344,770
HKT Trust & HKT Ltd.	257,630	299,531
SoftBank Corp.	22,600	241,234
Total Communications		9,127,470

Energy - 5.4%
Woodside Energy Group Ltd.	35,470	813,740
SolarEdge Technologies, Inc.*	2,940	791,007
Marathon Petroleum Corp.	5,970	696,102
Valero Energy Corp.	5,730	672,129
Phillips 66	6,480	618,062
Ampol Ltd.	24,470	488,031
Chevron Corp.	2,880	453,168
Eni SpA	29,070	418,250
ONEOK, Inc.	4,830	298,108
Kinder Morgan, Inc.	16,670	287,057
Exxon Mobil Corp.	2,500	268,125
HF Sinclair Corp.	5,960	265,876
Total Energy		6,069,655

Utilities - 4.6%
Duke Energy Corp.	10,500	942,270
DTE Energy Co.	7,240	796,545
Consolidated Edison, Inc.	7,440	672,576
Mercury NZ Ltd.	154,020	614,567
Southern Co.	5,840	410,260
Canadian Utilities Ltd. — Class A	14,600	378,249
Emera, Inc.	8,450	348,125
Fortis, Inc.	6,760	291,414
Sempra Energy	1,940	282,444
Xcel Energy, Inc.	3,940	244,950
Exelon Corp.	4,870	198,404
Total Utilities		5,179,804

Basic Materials - 4.4%
Ecolab, Inc.	5,910	1,103,338
LyondellBasell Industries N.V. — Class A	11,960	1,098,287
Nutrien Ltd.	15,180	896,474
International Paper Co.	20,943	666,197
Mitsubishi Chemical Group Corp.	81,050	484,924
Nippon Steel Corp.	19,390	403,726
Reliance Steel & Aluminum Co.	650	176,533
South32 Ltd.	36,970	92,597
Total Basic Materials		4,922,076

Total Common Stocks
(Cost $105,123,908)		108,573,399

EXCHANGE-TRADED FUNDS† - 2.0%
SPDR S&P 500 ETF Trust	2,566	1,137,456
iShares MSCI EAFE ETF	15,383	1,115,268
Total Exchange-Traded Funds
(Cost $2,202,183)		2,252,724

MONEY MARKET FUND† - 0.4%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.98%[2]	485,217	485,217
Total Money Market Fund
(Cost $485,217)		485,217

Total Investments - 99.5%
(Cost $107,811,308)		$111,311,340
Other Assets & Liabilities, net - 0.5%		576,727
Total Net Assets - 100.0%		$111,888,067

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	89	Sep 2023	$7,802,519	$303,129

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES D (WORLD EQUITY INCOME SERIES)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
[1]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $757,947 (cost $792,819), or 0.7% of total net assets.

[2]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$108,573,399	$—	$—	$108,573,399
Exchange-Traded Funds	2,252,724	—	—	2,252,724
Money Market Fund	485,217	—	—	485,217
Currency Futures Contracts**	303,129	—	—	303,129
Total Assets	$111,614,469	$—	$—	$111,614,469

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $107,811,308)	$111,311,340
Foreign currency, at value (cost 19,968)	19,998
Cash	8,804
Segregated cash with broker	335,000
Prepaid expenses	352
Receivables:
Foreign tax reclaims	225,029
Dividends	136,085
Interest	2,110
Fund shares sold	304
Total assets	112,039,022

Liabilities:
Payable for:
Management fees	42,538
Variation margin on futures contracts	30,594
Fund shares redeemed	23,542
Distribution and service fees	22,574
Professional fees	14,800
Transfer agent/maintenance fees	2,062
Trustees’ fees*	1,970
Fund accounting/administration fees	1,625
Miscellaneous	11,250
Total liabilities	150,955
Net assets	$111,888,067

Net assets consist of:
Paid in capital	$103,889,448
Total distributable earnings (loss)	7,998,619
Net assets	$111,888,067
Capital shares outstanding	8,578,185
Net asset value per share	$13.04

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends (net of foreign withholding tax of $192,412)	$1,974,298
Interest	10,658
Total investment income	1,984,956

Expenses:
Management fees	386,244
Distribution and service fees	137,944
Transfer agent/maintenance fees	12,553
Fund accounting/administration fees	27,069
Professional fees	23,108
Trustees’ fees*	7,051
Custodian fees	6,941
Line of credit fees	1,879
Miscellaneous	8,148
Total expenses	610,937
Less:
Expenses waived by Adviser	(129,565)
Net expenses	481,372
Net investment income	1,503,584

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,566,087
Futures contracts	(190,565)
Foreign currency transactions	(101,347)
Net realized gain	2,274,175
Net change in unrealized appreciation (depreciation) on:
Investments	1,757,976
Futures contracts	303,129
Foreign currency translations	7,665
Net change in unrealized appreciation (depreciation)	2,068,770
Net realized and unrealized gain	4,342,945
Net increase in net assets resulting from operations	$5,846,529

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,503,584	$2,727,960
Net realized gain (loss) on investments	2,274,175	(2,183,291)
Net change in unrealized appreciation (depreciation) on investments	2,068,770	(12,971,794)
Net increase (decrease) in net assets resulting from operations	5,846,529	(12,427,125)

Distributions to shareholders	—	(27,160,274)

Capital share transactions:
Proceeds from sale of shares	814,401	5,871,691
Distributions reinvested	—	27,160,274
Cost of shares redeemed	(8,107,283)	(18,303,370)
Net increase (decrease) from capital share transactions	(7,292,882)	14,728,595
Net decrease in net assets	(1,446,353)	(24,858,804)

Net assets:
Beginning of period	113,334,420	138,193,224
End of period	$111,888,067	$113,334,420

Capital share activity:
Shares sold	64,359	430,664
Shares issued from reinvestment of distributions	—	2,239,099
Shares redeemed	(647,160)	(1,299,295)
Net increase (decrease) in shares	(582,801)	1,370,468

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SERIES D (WORLD EQUITY INCOME SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$12.37	$17.74	$14.79	$14.45	$12.96	$14.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.32	.34	.22	.33	.33
Net gain (loss) on investments (realized and unrealized)	.50	(2.01)	2.86	.66	2.36	(1.47)
Total from investment operations	.67	(1.69)	3.20	.88	2.69	(1.14)
Less distributions from:
Net investment income	—	(.36)	(.25)	(.40)	(.40)	(.42)
Net realized gains	—	(3.32)	—	(.14)	(.80)	—
Total distributions	—	(3.68)	(.25)	(.54)	(1.20)	(.42)
Net asset value, end of period	$13.04	$12.37	$17.74	$14.79	$14.45	$12.96

Total Return[c]	5.42%	(9.12%)	21.74%	6.65%	21.40%	(8.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$111,888	$113,334	$138,193	$126,007	$133,758	$125,312
Ratios to average net assets:
Net investment income (loss)	2.72%	2.25%	2.02%	1.70%	2.37%	2.29%
Total expenses[d]	1.11%	1.10%	1.15%	1.20%	1.19%	1.17%
Net expenses[e,f]	0.87%	0.88%	0.89%	0.89%	0.90%	0.90%
Portfolio turnover rate	101%	140%	185%	196%	139%	134%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
0.87%	0.88%	0.89%	0.89%	0.90%	0.90%

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES E (TOTAL RETURN BOND SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 26, 1985

Ten Largest Holdings	% of Total Net Assets
Guggenheim Total Return Bond Fund — R6-Class	4.3%
U.S. Treasury Notes, 3.50% — 01/31/28	4.2%
U.S. Treasury Notes, 3.50% — 02/15/33	2.8%
U.S. Treasury Bonds — 05/15/53	2.7%
U.S. Treasury Notes, 4.13% — 11/15/32	2.6%
Fannie Mae, 5.00%	1.8%
Freddie Mac, 5.00%	1.8%
U.S. Treasury Notes, 3.38% — 05/15/33	1.8%
U.S. Treasury Notes, 3.63% — 03/31/28	1.5%
U.S. Treasury Notes, 4.00% — 02/29/28	1.4%
Top Ten Total	24.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2023

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series E (Total Return Bond Series)	3.01%	(0.05%)	0.64%	2.85%
Bloomberg U.S. Aggregate Bond Index	2.09%	(0.94%)	0.77%	1.52%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	41.9%
AA	7.0%
A	11.8%
BBB	16.2%
BB	4.2%
B	1.8%
CCC	0.4%
CC	1.8%
C	0.2%
NR2	4.9%
Other Instruments	9.8%
Total Investments	100.0%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

	Shares	Value
COMMON STOCKS† - 0.1%

Financial - 0.1%
AfterNext HealthTech Acquisition Corp. — Class A*,1	4,100	$42,477
Conyers Park III Acquisition Corp. — Class A*,1	3,800	38,798
Waverley Capital Acquisition Corp. 1 — Class A*,1	3,000	31,110
Blue Whale Acquisition Corp. I — Class A*,1	2,200	22,330
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	76,590	7
Total Financial		134,722

Communications - 0.0%
Vacasa, Inc. — Class A*	3,356	2,277

Total Common Stocks
(Cost $158,895)		136,999

PREFERRED STOCKS†† - 2.6%
Financial - 2.6%
Equitable Holdings, Inc.
4.95%*	550,000	510,786
4.30%	8,625	139,035
Wells Fargo & Co.
3.90%*	450,000	396,180
MetLife, Inc.
3.85%	400,000	369,592
Markel Group, Inc.
6.00%*	379,000	365,725
Charles Schwab Corp.
4.00%*	500,000	364,875
Citigroup, Inc.
4.00%*	200,000	170,750
3.88%*	200,000	167,500
Bank of New York Mellon Corp.
3.75%*	400,000	328,500
JPMorgan Chase & Co.
3.65%*	250,000	220,037
Bank of America Corp.
6.13%*	100,000	97,715
4.38%*	100,000	85,275
Goldman Sachs Group, Inc.
3.80%*	150,000	120,037
Kuvare US Holdings, Inc.
7.00% due 02/17/51*,3	100,000	102,000
CNO Financial Group, Inc.
5.13% due 11/25/60	6,000	96,000
Assurant, Inc.
5.25% due 01/15/61	4,000	75,440
Selective Insurance Group, Inc.
4.60%	4,000	65,480
American Financial Group, Inc.
4.50% due 09/15/60	3,417	61,779
First Republic Bank
4.25%	16,525	197
4.50%	675	9
Total Financial		3,736,912

Total Preferred Stocks
(Cost $4,856,780)		3,736,912

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26	684	181
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23[1]	1,366	118
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[1]	900	78
Conyers Park III Acquisition Corp.
Expiring 08/12/28*,1	1,266	63
Blue Whale Acquisition Corp.
Expiring 07/09/23*,1	550	44
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	1,000	36
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	8,510	—
Total Warrants
(Cost $7,879)		520

MUTUAL FUNDS† - 4.3%
Guggenheim Total Return Bond Fund — R6-Class[4]	259,022	6,079,257
Total Mutual Funds
(Cost $6,860,942)		6,079,257

MONEY MARKET FUND† - 3.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[5]	3,801,247	3,801,247
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.00%[5]	1,027,573	1,027,573
Total Money Market Fund
(Cost $4,828,820)		4,828,820

	Face Amount~
CORPORATE BONDS†† - 25.4%
Financial - 12.7%
Pershing Square Holdings Ltd.
3.25% due 11/15/30[3]	1,000,000	774,020
3.25% due 10/01/31	1,000,000	760,380
Bank of America Corp.
2.59% due 04/29/31[2]	890,000	747,188
Reliance Standard Life Global Funding II
2.75% due 05/07/25[3]	800,000	746,229

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
JPMorgan Chase & Co.
5.72% due 09/14/33[2]	300,000	$304,348
4.49% due 03/24/31[2]	200,000	192,254
2.96% due 05/13/31[2]	135,000	115,756
Wilton RE Ltd.
6.00% [2,3,6]	682,000	608,849
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.30% due 01/15/29	300,000	285,646
4.00% due 01/15/31	290,000	250,722
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	554,000	348,501
3.95% due 05/15/60[3]	220,000	155,602
Citigroup, Inc.
2.57% due 06/03/31[2]	590,000	492,247
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	350,000	287,830
2.90% due 09/16/51[2,3]	200,000	163,325
Fort Benning Family Communities LLC
6.09% due 01/15/51[3]	463,573	445,179
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	368,492
2.90% due 12/15/31	50,000	39,308
Assurant, Inc.
6.10% due 02/27/26	200,000	200,667
2.65% due 01/15/32	250,000	187,036
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	213,109
3.25% due 07/15/27	200,000	171,492
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	250,000	199,663
2.69% due 06/23/32[2,3]	200,000	157,609
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	467,000	354,309
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	500,000	349,320
Safehold GL Holdings LLC
2.85% due 01/15/32	271,000	207,702
2.80% due 06/15/31	180,000	139,615
Ares Finance Company II LLC
3.25% due 06/15/30[3]	410,000	344,715
Fidelity National Financial, Inc.
3.40% due 06/15/30	255,000	222,661
2.45% due 03/15/31	150,000	117,489
Iron Mountain, Inc.
4.50% due 02/15/31[3]	261,000	224,259
5.63% due 07/15/32[3]	125,000	111,822
Global Atlantic Finance Co.
4.70% due 10/15/51[2,3]	250,000	177,200
3.13% due 06/15/31[3]	195,000	146,803
Standard Chartered plc
4.64% due 04/01/31[2,3]	350,000	322,817
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	300,000	257,250
5.50% due 11/15/25[3]	63,000	59,945
First American Financial Corp.
4.00% due 05/15/30	360,000	315,148
Jefferies Financial Group, Inc.
2.75% due 10/15/32	300,000	230,403
2.63% due 10/15/31	100,000	77,528
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	250,000	211,011
5.63% due 08/16/32	100,000	96,598
Reinsurance Group of America, Inc.
3.15% due 06/15/30	356,000	305,095
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	410,000	296,868
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	350,000	283,800
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	300,000	251,120
Mizuho Financial Group, Inc.
5.67% due 05/27/29[2]	250,000	249,435
Belrose Funding Trust
2.33% due 08/15/30[3]	320,000	245,093
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	290,000	243,879
UBS Group AG
2.10% due 02/11/32[2,3]	300,000	227,213
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	185,205
4.70% due 09/20/47	50,000	41,801
Corebridge Financial, Inc.
4.35% due 04/05/42	150,000	121,036
6.88% due 12/15/52[2]	100,000	95,849
SBA Communications Corp.
3.13% due 02/01/29	250,000	211,914
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	250,000	204,954
Mitsubishi UFJ Financial Group, Inc.
5.44% due 02/22/34[2]	200,000	199,249
Societe Generale S.A.
2.89% due 06/09/32[2,3]	250,000	195,864
Stewart Information Services Corp.
3.60% due 11/15/31	250,000	191,946
Westpac Banking Corp.
3.02% due 11/18/36[2]	150,000	115,055
2.96% due 11/16/40	73,000	48,938
2.67% due 11/15/35[2]	27,000	20,719
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	200,000	173,335
Hunt Companies, Inc.
5.25% due 04/15/29[3]	200,000	158,806
Americo Life, Inc.
3.45% due 04/15/31[3]	200,000	153,468
LPL Holdings, Inc.
4.00% due 03/15/29[3]	174,000	152,654
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	200,000	149,330
Capital One Financial Corp.
6.38% due 06/08/34[2]	150,000	148,925

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	190,000	$129,395
Prudential Financial, Inc.
3.70% due 10/01/50[2]	130,000	109,646
Lincoln National Corp.
4.38% due 06/15/50	150,000	105,526
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	110,000	91,850
Kennedy-Wilson, Inc.
4.75% due 03/01/29	109,000	86,181
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	90,000	73,393
Brown & Brown, Inc.
2.38% due 03/15/31	90,000	72,546
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	100,000	68,303
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	100,000	67,438
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	100,000	66,921
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	66,558
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	86,000	60,987
Kemper Corp.
2.40% due 09/30/30	76,000	59,368
CNO Financial Group, Inc.
5.25% due 05/30/29	50,000	47,299
NFP Corp.
6.88% due 08/15/28[3]	52,000	45,137
Home Point Capital, Inc.
5.00% due 02/01/26[3]	50,000	44,829
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	50,000	33,056
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	35,000	31,675
Total Financial		18,113,706

Consumer, Non-cyclical - 2.9%
Altria Group, Inc.
3.70% due 02/04/51	350,000	234,376
3.40% due 05/06/30	170,000	150,013
4.45% due 05/06/50	50,000	36,762
CoStar Group, Inc.
2.80% due 07/15/30[3]	430,000	354,665
Johns Hopkins University
2.81% due 01/01/60	500,000	328,561
Children’s Hospital Corp.
2.59% due 02/01/50	500,000	320,372
BAT Capital Corp.
3.98% due 09/25/50	300,000	202,156
4.70% due 04/02/27	98,000	94,886
Global Payments, Inc.
2.90% due 05/15/30	210,000	177,991
2.90% due 11/15/31	140,000	113,892
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	250,000	184,743
3.00% due 10/15/30[3]	110,000	86,246
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[3]	200,000	153,490
4.38% due 02/02/52[3]	100,000	70,139
Royalty Pharma plc
3.55% due 09/02/50	310,000	209,322
Quanta Services, Inc.
2.90% due 10/01/30	210,000	178,402
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[3]	200,000	169,670
Triton Container International Ltd.
3.15% due 06/15/31[3]	200,000	153,878
California Institute of Technology
3.65% due 09/01/19	225,000	153,435
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	149,907
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	150,000	122,785
Universal Health Services, Inc.
2.65% due 10/15/30	150,000	122,512
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	100,000	78,272
Tenet Healthcare Corp.
4.63% due 06/15/28	75,000	70,049
US Foods, Inc.
6.25% due 04/15/25[3]	59,000	58,976
Pfizer Investment Enterprises Pte Ltd.
5.30% due 05/19/53	50,000	51,984
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]	43,000	34,962
Central Garden & Pet Co.
4.13% due 04/30/31[3]	42,000	34,627
Total Consumer, Non-cyclical		4,097,073

Industrial - 2.0%
Amsted Industries, Inc.
4.63% due 05/15/30[3]	470,000	419,226
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	387,666
Stadco LA, LLC
3.75% due 05/15/56†††	500,000	346,814
Flowserve Corp.
3.50% due 10/01/30	270,000	230,389
2.80% due 01/15/32	100,000	79,683
Owens Corning
3.88% due 06/01/30	320,000	292,352
TD SYNNEX Corp.
2.65% due 08/09/31	210,000	161,016
2.38% due 08/09/28	150,000	122,916
Vontier Corp.
2.95% due 04/01/31	350,000	279,813

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Cellnex Finance Company S.A.
3.88% due 07/07/41[3]	250,000	$183,175
Weir Group plc
2.20% due 05/13/26[3]	200,000	179,135
GATX Corp.
3.50% due 03/15/28	50,000	45,438
Berry Global, Inc.
1.57% due 01/15/26	50,000	45,087
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	35,249
Total Industrial		2,807,959

Consumer, Cyclical - 1.9%
Warnermedia Holdings, Inc.
4.28% due 03/15/32	400,000	354,750
5.14% due 03/15/52	200,000	162,850
Hyatt Hotels Corp.
5.38% due 04/23/25	220,000	217,665
6.00% due 04/23/30	190,000	190,094
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	367,000	374,814
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	304,264
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	280,000	280,699
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	248,000	242,591
Ferguson Finance plc
4.65% due 04/20/32[3]	200,000	188,607
United Airlines, Inc.
4.38% due 04/15/26[3]	150,000	142,516
Marriott International, Inc.
2.85% due 04/15/31	138,000	116,030
British Airways Class A Pass Through Trust
2.90% due 03/15/35[3]	95,476	78,665
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	98,000	69,795
Total Consumer, Cyclical		2,723,340

Communications - 1.8%
British Telecommunications plc
4.88% due 11/23/81[2,3]	350,000	284,491
9.63% due 12/15/30	100,000	123,037
Level 3 Financing, Inc.
3.63% due 01/15/29[3]	330,000	197,919
3.75% due 07/15/29[3]	100,000	60,238
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	300,000	251,496
Paramount Global
4.95% due 05/19/50	320,000	240,182
Cable One, Inc.
4.00% due 11/15/30[3]	300,000	234,375
Vodafone Group plc
4.13% due 06/04/81[2]	250,000	198,375
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[3]	200,000	174,947
Rogers Communications, Inc.
4.55% due 03/15/52[3]	200,000	160,844
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]	180,000	146,980
Altice France S.A.
5.13% due 07/15/29[3]	200,000	141,975
CSC Holdings LLC
4.13% due 12/01/30[3]	200,000	139,905
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[3]	55,000	47,127
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[3]	56,000	44,647
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	50,000	32,718
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]	16,000	13,864
Total Communications		2,493,120

Technology - 1.4%
Broadcom, Inc.
4.93% due 05/15/37[3]	277,000	250,686
2.45% due 02/15/31[3]	300,000	243,990
4.15% due 11/15/30	206,000	189,530
3.19% due 11/15/36[3]	26,000	19,650
Oracle Corp.
5.55% due 02/06/53	180,000	174,302
3.95% due 03/25/51	217,000	164,078
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	250,000	210,955
Foundry JV Holdco LLC
5.88% due 01/25/34[3]	200,000	199,209
Leidos, Inc.
2.30% due 02/15/31	250,000	196,987
Qorvo, Inc.
4.38% due 10/15/29	119,000	107,481
3.38% due 04/01/31[3]	100,000	80,619
MSCI, Inc.
3.63% due 11/01/31[3]	150,000	128,051
Twilio, Inc.
3.63% due 03/15/29	38,000	32,329
Total Technology		1,997,867

Energy - 1.3%
BP Capital Markets plc
4.88% [2,6]	760,000	690,840
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	328,000	253,939
ITT Holdings LLC
6.50% due 08/01/29[3]	248,000	208,935
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[3]	200,000	204,284
Kinder Morgan, Inc.
5.20% due 06/01/33	150,000	145,362

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	110,000	$100,513
TransCanada PipeLines Ltd.
6.20% due 03/09/26	100,000	100,070
NuStar Logistics, LP
5.63% due 04/28/27	100,000	96,090
Parkland Corp.
4.63% due 05/01/30[3]	100,000	86,705
Total Energy		1,886,738

Basic Materials - 1.0%
Anglo American Capital plc
5.63% due 04/01/30[3]	200,000	199,086
2.63% due 09/10/30[3]	200,000	164,976
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[3]	362,000	319,242
Alcoa Nederland Holding BV
5.50% due 12/15/27[3]	200,000	193,424
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	190,000	172,900
INEOS Quattro Finance 2 plc
3.38% due 01/15/26[3]	150,000	136,882
Yamana Gold, Inc.
2.63% due 08/15/31	150,000	116,842
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	100,000	81,481
Valvoline, Inc.
4.25% due 02/15/30[3]	50,000	49,095
Total Basic Materials		1,433,928

Utilities - 0.4%
AES Corp.
3.95% due 07/15/30[3]	220,000	197,234
Enel Finance International N.V.
5.00% due 06/15/32[3]	200,000	189,059
NRG Energy, Inc.
2.45% due 12/02/27[3]	200,000	168,542
Total Utilities		554,835

Total Corporate Bonds
(Cost $43,640,582)		36,108,566

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.2%
Government Agency - 13.7%
Fannie Mae
5.00% due 06/01/53	7,425,585	7,285,203
4.00% due 07/01/52	897,235	846,819
3.83% due 05/01/49	1,000,000	843,386
due 05/01/53	744,965	741,572
2.41% due 12/01/41	1,000,000	685,912
Freddie Mac
5.00% due 06/01/53	4,501,580	4,412,933
5.50% due 05/01/53	3,211,462	3,197,111
4.00% due 02/01/53	981,034	930,225
4.00% due 04/01/52	229,798	217,122
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,7	2,546,861	263,638
Total Government Agency		19,423,921

Residential Mortgage-Backed Securities - 8.0%
PRPM LLC
2022-1, 3.72% due 02/25/27[3,8]	736,790	697,955
2021-5, 1.79% due 06/25/26[3,8]	386,692	350,897
2023-1, 6.88% (WAC) due 02/25/28◊,3	143,679	142,769
FKRT
2.21% due 11/30/58†††,9	750,000	738,149
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[3,8]	392,339	367,008
2021-GS5, 2.25% due 07/25/67[3,8]	390,559	360,966
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,3	782,645	719,843
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.27% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	1,211,193	628,325
Ameriquest Mortgage Securities Trust
2006-M3, 5.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36◊	2,047,167	605,592
LSTAR Securities Investment Ltd.
2023-1, 8.58% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,3	380,784	377,649
2021-1, 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,9	224,945	222,231
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 5.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊,3	620,411	522,041
Towd Point Revolving Trust
4.83% due 09/25/64[9]	500,000	484,500
Home Equity Loan Trust
2007-FRE1, 5.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	511,679	475,753
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,3	450,935	438,547
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,8]	477,207	424,879
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,3	421,452	388,639
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[3,8]	411,661	383,627
First Franklin Mortgage Loan Trust
2006-FF16, 5.57% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 12/25/36◊	880,573	369,283
Master Asset-Backed Securities Trust
2006-WMC4, 5.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	1,117,061	358,173

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
NovaStar Mortgage Funding Trust Series
2007-2, 5.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	361,512	$349,224
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[3,8]	326,976	313,652
HarborView Mortgage Loan Trust
2006-14, 5.46% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	330,399	297,859
OBX 2023-NQM1 Trust
2022-NQM1, 6.50% (WAC) due 11/25/62◊,3	235,975	232,529
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	1,710,920	227,082
BRAVO Residential Funding Trust 2023-NQM2
2023-NQM2, 4.50% due 05/25/62[3,8]	243,069	222,152
Angel Oak Mortgage Trust 2023-1
2023-1, 4.75% due 09/26/67[3,8]	195,165	180,530
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 4.82% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	196,168	163,620
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	180,161	158,619
OBX Trust
2022-NQM9, 6.45% due 09/25/62[3,8]	93,873	93,743
Morgan Stanley Re-REMIC Trust
2010-R5, 2.67% due 06/26/36[3]	35,474	31,402
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	26,497	26,106
Total Residential Mortgage-Backed Securities		11,353,344

Commercial Mortgage-Backed Securities - 1.3%
BX Commercial Mortgage Trust
2022-LP2, 7.11% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,3	464,195	441,263
2021-VOLT, 7.19% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,3	350,000	330,240
GS Mortgage Securities Trust
2020-GC45, 0.78% (WAC) due 02/13/53◊,7	9,890,069	300,887
Extended Stay America Trust
2021-ESH, 7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,3	240,934	234,131
Life Mortgage Trust
2021-BMR, 7.61% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,3	245,743	232,630
CFCRE Commercial Mortgage Trust
2016-C3, 1.14% (WAC) due 01/10/48◊,7	5,313,796	106,316
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.57% (WAC) due 01/15/59◊,7	3,276,036	94,886
2015-NXS1, 2.63% due 05/15/48	5,823	5,807
Citigroup Commercial Mortgage Trust
2016-GC37, 1.82% (WAC) due 04/10/49◊,7	2,827,993	95,846
COMM Mortgage Trust
2015-CR26, 1.05% (WAC) due 10/10/48◊,7	5,654,631	85,788
Total Commercial Mortgage-Backed Securities		1,927,794

Military Housing - 1.2%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	918,044	906,087
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,3	909,112	740,577
Total Military Housing		1,646,664

Total Collateralized Mortgage Obligations
(Cost $37,182,719)		34,351,723

ASSET-BACKED SECURITIES†† - 20.9%
Collateralized Loan Obligations - 12.2%
Octagon Investment Partners 49 Ltd.
2021-5A B, 6.81% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,3	1,750,000	1,711,388
BXMT Ltd.
2020-FL2 AS, 6.37% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	1,000,000	916,854
2020-FL3 C, 7.77% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,3	250,000	230,887
Woodmont Trust
2020-7A A1A, 7.16% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,3	1,000,000	996,755
Cerberus Loan Funding XXX, LP
2020-3A A, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,3	1,000,000	992,229
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.85% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,3	1,000,000	987,500
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.59% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,3	1,000,000	979,431
LCCM Trust
2021-FL3 A, 6.71% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	600,000	582,818
2021-FL3 AS, 7.06% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,3	400,000	376,693
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.63% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,3	791,692	783,187

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
LoanCore Issuer Ltd.
2021-CRE6 C, 7.49% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,3	500,000	$466,799
2019-CRE2 AS, 6.69% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,3	314,888	313,617
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.56% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,3	750,000	743,175
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,10]	1,000,000	736,948
STWD Ltd.
2019-FL1 B, 6.82% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 07/15/38◊,3	750,000	721,812
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.26% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,3	750,000	717,700
Cerberus Loan Funding XL LLC
2023-1A A, 7.19% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	500,000	499,966
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.75% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,3	500,000	493,282
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.87% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,3	500,000	492,991
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.96% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,3	500,000	492,569
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.95% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,3	500,000	486,768
Golub Capital Partners CLO 54M L.P
2021-54A C, 7.98% (3 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 08/05/33◊,3	500,000	477,409
Cerberus Loan Funding XXXIII, LP
2021-3A B, 7.11% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,3	500,000	476,652
CHCP Ltd.
2021-FL1 C, 7.32% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊,3	500,000	475,172
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.76% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,3	500,000	474,860
KREF
2021-FL2 C, 7.16% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,3	500,000	464,844
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.91% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,3	221,948	220,896
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.66% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,3	98,818	98,467
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,10]	162,950	4,171
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,10]	600,000	60
Total Collateralized Loan Obligations		17,415,900

Transport-Aircraft - 1.9%
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3,8]	444,941	386,404
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	418,584	363,758
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	385,219	331,870
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	376,862	308,687
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]	346,586	306,760
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	355,013	298,453
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	281,720	257,492
Raspro Trust
2005-1A, 6.18% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,3	196,989	195,222
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	200,257	179,295
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	103,057	97,105
Total Transport-Aircraft		2,725,046

Net Lease - 1.9%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	1,085,192	1,003,072
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	244,283	236,813
2020-1, 2.28% due 07/15/60[3]	224,863	200,831
Capital Automotive REIT
2021-1A, 2.76% due 08/15/51[3]	498,646	372,343
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	349,417	333,833
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	400,000	299,147

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~		Value
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]		247,448	$202,927
Total Net Lease			2,648,966

Whole Business - 1.8%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]		972,500	856,828
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]		495,000	455,619
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]		490,000	402,298
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]		329,000	316,093
Wingstop Funding LLC
2022-1A, 3.73% due 03/05/52[3]		347,375	305,212
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[3]		238,226	187,186
Total Whole Business			2,523,236

Financial - 1.0%
KKR Core Holding Company LLC
4.00% due 08/12/31†††		536,679	467,356
Madison Avenue Secured Funding Trust
2023-1, 7.09% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,3		350,000	350,000
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[3]		179,995	178,248
Lightning A
5.50% due 03/01/37†††		180,209	169,221
Thunderbird A
5.50% due 03/01/37†††		179,373	168,435
Nassau LLC
2019-1, 3.98% due 08/15/34[3]		137,585	130,377
Total Financial			1,463,637

Single Family Residence - 0.6%
FirstKey Homes 2021-SFR1 Trust
2021-SFR1, 1.79% due 08/17/38[3]		600,000	521,937
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[3]		150,000	138,081
2020-SFR2, 4.00% due 10/19/37[3]		150,000	137,243
2020-SFR2, 3.37% due 10/19/37[3]		100,000	90,649
Total Single Family Residence			887,910

Infrastructure - 0.5%
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[3]		500,000	484,254
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]		250,000	223,461
Total Infrastructure			707,715

Transport-Container - 0.5%
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]		379,726	323,553
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[3]		256,000	210,761
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]		171,582	155,760
Total Transport-Container			690,074

Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]		750,000	663,685
Total Asset-Backed Securities
(Cost $31,590,342)			29,726,169

U.S. GOVERNMENT SECURITIES†† - 20.9%
U.S. Treasury Notes
3.50% due 01/31/28[11]		6,111,000	5,934,115
3.50% due 02/15/33[11]		4,100,000	3,993,656
4.13% due 11/15/32		3,575,000	3,653,203
3.38% due 05/15/33[11]		2,590,000	2,497,731
3.63% due 03/31/28		2,200,000	2,148,781
4.00% due 02/29/28		2,060,000	2,044,792
2.75% due 02/15/28		650,000	610,873
3.75% due 06/30/30		520,000	513,094
U.S. Treasury Bonds
due 05/15/53[12,13]		11,480,000	3,850,487
due 11/15/52[12,13]		3,400,000	1,168,451
due 02/15/52[12,13]		3,180,000	1,092,194
due 02/15/46[12,13]		2,455,000	989,492
due 05/15/44[12,13]		2,145,000	924,058
due 11/15/44[12,13]		490,000	206,277
Total U.S. Government Securities
(Cost $30,400,462)			29,627,204

SENIOR FLOATING RATE INTERESTS††,◊ - 2.3%
Consumer, Cyclical - 1.0%
MB2 Dental Solutions LLC
11.20% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††		561,186	552,351
First Brands Group LLC
10.25% (6 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27†††		348,250	339,979
Zephyr Bidco Ltd.
9.21% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP	200,000	245,834
SP PF Buyer LLC
9.72% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 12/22/25		146,183	105,252
Pacific Bells LLC
10.00% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		90,494	88,543
New Trojan Parent, Inc.
8.46% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/06/28		98,000	53,777
Total Consumer, Cyclical			1,385,736

Technology - 0.4%
Datix Bidco Ltd.
8.68% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP	300,000	373,300

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~		Value
RLDatix
9.53% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		129,574	$126,956
Dun & Bradstreet
8.43% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/26		94,594	94,617
Total Technology			594,873

Financial - 0.4%
Higginbotham Insurance Agency, Inc.
10.45% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 11/25/26†††		289,500	286,257
Jane Street Group LLC
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/26/28		125,533	125,130
HighTower Holding LLC
9.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28		55,463	53,868
Total Financial			465,255

Consumer, Non-cyclical - 0.3%
Mission Veterinary Partners
9.19% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.15%) due 04/27/28		147,375	143,138
Quirch Foods Holdings LLC
9.99% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/27/27		147,242	140,064
Southern Veterinary Partners LLC
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27		105,993	104,005
HAH Group Holding Co. LLC
10.21% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27		34,173	33,147
Elanco Animal Health, Inc.
7.01% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27		24,441	23,976
Total Consumer, Non-cyclical			444,330

Industrial - 0.2%
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27		200,000	207,542
American Bath Group LLC
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/23/27		66,017	61,990
Air Canada
8.84% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28		49,543	49,472
Total Industrial			319,004

Utilities - 0.0%
Hamilton Projects Acquiror LLC
9.72% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 06/17/27		8,606	8,509
Total Senior Floating Rate Interests
(Cost $3,370,583)			3,217,707
FEDERAL AGENCY BONDS†† - 1.3%
Tennessee Valley Authority
4.25% due 09/15/65		1,000,000	910,497
5.38% due 04/01/56		750,000	825,772
Tennessee Valley Authority Principal Strips
due 01/15/48[12,13]		500,000	152,752
Total Federal Agency Bonds
(Cost $2,556,730)			1,889,021

MUNICIPAL BONDS†† - 0.4%
Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		355,556	354,313

New York - 0.2%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50		300,000	214,998
Total Municipal Bonds
(Cost $661,432)			569,311

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	3,900,000	$6,494
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	3,850,000	6,410
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD	3,900,000	3,153
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	3,900,000	3,153
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	1,950,000	3,247
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10		USD 1,600,000	2,664
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	1,900,000	1,536
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD	1,600,000	1,294
Total OTC Options Purchased
(Cost $96,418)			27,951

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

	Contracts/ Notional Value	Value
OTC CREDIT DEFAULT SWAPTIONS PURCHASED††,14 - 0.0%
Put Swaptions on:
Credit Swaptions
Barclays Bank plc 5-Year Credit Default Swap Expiring September 2023 with exercise rate of 0.90%	USD 3,700,000	$2,123
Total OTC Credit Default Swaptions Purchased
(Cost $5,587)		2,123

Total Investments - 105.8%
(Cost $166,218,171)		$150,302,283

OTC INTEREST RATE SWAPTIONS WRITTEN††,14 - (0.01)%
Put Swaptions on:
Interest Rate Swaptions
BNP Paribas 5-Year Interest Rate Swap Expiring July 2023 with exercise rate of 3.51%	USD 2,470,000	$(43,510)
BNP Paribas 5-Year Interest Rate Swap Expiring July 2023 with exercise rate of 3.35%	USD 2,490,000	(61,042)
Total OTC Interest Rate Swaptions Written
(Premiums received $37,338)		(104,552)
Other Assets & Liabilities, net - (5.7)%		(8,177,817)
Total Net Assets - 100.0%		$142,019,914

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount ~	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR 1,600,000	$(22,885)	$(12,744)	$(10,141)
BofA Securities, Inc.	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	1,400,000	(39,102)	6,674	(45,776)
							$(61,987)	$(6,070)	$(55,917)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	$5,000,000	$(118,532)	$307	$(118,839)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	5,000,000	(239,785)	103	(239,888)
								$(358,317)	$410	$(358,727)

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	GBP	Sell	495,000	624,030 USD	07/14/23	$(4,660)

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
BNP Paribas 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.51%	07/14/23	3.51%	$2,470,000	$(43,510)
BNP Paribas 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.35%	07/07/23	3.35%	2,490,000	(61,042)
								$(104,552)

OTC Credit Default Swaptions Purchased

Counterparty/Description	Index	Buy/Sell Protection	Payment Frequency	Protection Premium Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Barclays Bank plc 5-Year Credit Default Swap	CDX.NA.IG.40.V1	Buy	Quarterly	1.00%	09/20/23	0.90%	$3,700,000	$2,123

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $56,725,328 (cost $63,124,006), or 39.9% of total net assets.

[4]	Affiliated issuer.
[5]	Rate indicated is the 7-day yield as of June 30, 2023.
[6]	Perpetual maturity.
[7]	Security is an interest-only strip.
[8]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2023. See table below for additional step information for each security.

[9]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,444,940 (cost $1,474,942), or 1.0% of total net assets — See Note 9.

[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]

All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2023, the total market value of segregated or earmarked securities was $12,425,502 — See Note 11.

[12]	Security is a principal-only strip.
[13]	Zero coupon rate security.
[14]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
BofA — Bank of America
CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1
CDX.NA.IG.40.V1 — Credit Default Swap North American Investment Grade Series 40 Index Version 1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version 1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$136,992	$—	$7		$136,999
Preferred Stocks	—	3,736,912	—		3,736,912
Warrants	520	—	—	*	520
Mutual Funds	6,079,257	—	—		6,079,257
Money Market Fund	4,828,820	—	—		4,828,820
Corporate Bonds	—	35,761,752	346,814		36,108,566
Collateralized Mortgage Obligations	—	32,707,487	1,644,236		34,351,723
Asset-Backed Securities	—	28,571,157	1,155,012		29,726,169
U.S. Government Securities	—	29,627,204	—		29,627,204
Senior Floating Rate Interests	—	1,538,864	1,678,843		3,217,707
Federal Agency Bonds	—	1,889,021	—		1,889,021
Municipal Bonds	—	569,311	—		569,311
Options Purchased	—	27,951	—		27,951
Credit Default Swaptions Purchased	—	2,123	—		2,123
Total Assets	$11,045,589	$134,431,782	$4,824,912		$150,302,283

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$104,552	$—	$104,552
Credit Default Swap Agreements**	—	55,917	—	55,917
Interest Rate Swap Agreements**	—	358,727	—	358,727
Forward Foreign Currency Exchange Contracts**	—	4,660	—	4,660
Total Liabilities	$—	$523,856	$—	$523,856

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $9,198,364 are categorized as Level 2 within the disclosure hierarchy — See Note 11.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$805,012	Yield Analysis	Yield	6.4%-6.9%	6.6%
Asset-Backed Securities	350,000	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	906,087	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	738,149	Model Price	Market Comparable Yields	7.9%	—
Common Stocks	7	Model Price	Liquidation Value	—	—
Corporate Bonds	346,814	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	1,338,864	Yield Analysis	Yield	11.0%-11.7%	11.4%
Senior Floating Rate Interests	339,979	Third Party Pricing	Broker Quote	—	—
Total Assets	$4,824,912

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $283,262 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets						Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,198,541	$1,634,137	$344,600	$1,576,324	$7	$4,753,609	$(1,569)
Purchases/(Receipts)	412,744	—	—	390,423	—	803,167	—
(Sales, maturities and paydowns)/Fundings	(453,770)	(5,483)	—	(53,825)	—	(513,078)	809
Amortization of premiums/discounts	—	(1,732)	—	3,213	—	1,481	—
Total realized gains (losses) included in earnings	—	—	—	(3,012)	—	(3,012)	—
Total change in unrealized appreciation (depreciation) included in earnings	(2,443)	17,314	2,214	48,922	—	66,007	760
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	(60)	—	—	(283,202)	—	(283,262)	—
Ending Balance	$1,155,012	$1,644,236	$346,814	$1,678,843	$7	$4,824,912	$—
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$(2,268)	$17,314	$2,214	$26,588	$—	$43,848	$—

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2023-NQM2 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES E (TOTAL RETURN BOND SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Total Return Bond Fund — R6-Class	$5,884,003	$130,828	$—	$—	$64,426	$6,079,257	259,022	$130,316

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $159,357,229)	$144,223,026
Investments in affiliated issuers, at value (cost $6,860,942)	6,079,257
Segregated cash with broker	84,151
Unamortized upfront premiums paid on credit default swap agreements	6,674
Unamortized upfront premiums paid on interest rate swap agreements	410
Prepaid expenses	795
Receivables:
Securities sold	5,094,713
Interest	1,097,518
Fund shares sold	93,193
Dividends	23,776
Foreign tax reclaims	1,517
Total assets	156,705,030

Liabilities:
Reverse repurchase agreements	9,198,364
Options written, at value (premiums received $37,338)	104,552
Overdraft due to custodian bank	66,524
Foreign currency, at value (proceeds $23)	23
Unamortized upfront premiums received on credit default swap agreements	12,744
Unrealized depreciation on forward foreign currency exchange contracts	4,660
Payable for:
Securities purchased	4,987,853
Variation margin on interest rate swap agreements	75,244
Fund shares redeemed	60,011
Management fees	40,420
Distribution and service fees	30,211
Variation margin on credit default swap agreements	12,188
Fund accounting/administration fees	3,382
Protection fees on credit default swap agreements	2,673
Transfer agent/maintenance fees	2,057
Trustees’ fees*	680
Miscellaneous	83,530
Total liabilities	14,685,116
Net assets	$142,019,914

Net assets consist of:
Paid in capital	$162,575,690
Total distributable earnings (loss)	(20,555,776)
Net assets	$142,019,914
Capital shares outstanding	9,868,649
Net asset value per share	$14.39

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$34,810
Dividends from securities of affiliated issuers	130,316
Interest (net of foreign withholding tax of $161)	3,336,858
Total investment income	3,501,984

Expenses:
Management fees	270,304
Distribution and service fees	174,214
Transfer agent/maintenance fees	12,554
Professional fees	44,218
Fund accounting/administration fees	32,848
Interest expense	30,021
Custodian fees	15,765
Trustees’ fees*	8,077
Line of credit fees	4,549
Miscellaneous	11,582
Total expenses	604,132
Less:
Expenses reimbursed by Adviser	(267)
Expenses waived by Adviser	(43,201)
Earnings credits applied	(2,409)
Total waived/reimbursed expenses	(45,877)
Net expenses	558,255
Net investment income	2,943,729

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(4,768,026)
Swap agreements	(76,244)
Futures contracts	50,435
Options purchased	(38,120)
Options written	2,299
Forward foreign currency exchange contracts	(8,842)
Foreign currency transactions	710
Net realized loss	(4,837,788)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	6,022,614
Investments in affiliated issuers	64,426
Swap agreements	(21,493)
Futures contracts	22,377
Options purchased	(66,484)
Options written	(67,214)
Forward foreign currency exchange contracts	(18,595)
Foreign currency translations	160
Net change in unrealized appreciation (depreciation)	5,935,791
Net realized and unrealized gain	1,098,003
Net increase in net assets resulting from operations	$4,041,732

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,943,729	$5,266,149
Net realized loss on investments	(4,837,788)	(6,503,282)
Net change in unrealized appreciation (depreciation) on investments	5,935,791	(26,542,165)
Net increase (decrease) in net assets resulting from operations	4,041,732	(27,779,298)

Distributions to shareholders	—	(4,733,547)

Capital share transactions:
Proceeds from sale of shares	18,625,868	30,323,241
Distributions reinvested	—	4,733,547
Cost of shares redeemed	(15,713,921)	(41,680,379)
Net increase (decrease) from capital share transactions	2,911,947	(6,623,591)
Net increase (decrease) in net assets	6,953,679	(39,136,436)

Net assets:
Beginning of period	135,066,235	174,202,671
End of period	$142,019,914	$135,066,235

Capital share activity:
Shares sold	1,290,333	1,979,951
Shares issued from reinvestment of distributions	—	323,330
Shares redeemed	(1,093,421)	(2,743,296)
Net increase (decrease) in shares	196,912	(440,015)

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$13.97	$17.23	$18.09	$16.13	$15.85	$16.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.53	.44	.39	.38	.46
Net gain (loss) on investments (realized and unrealized)	.12	(3.29)	(.51)	1.88	.34	(.29)
Total from investment operations	.42	(2.76)	(.07)	2.27	.72	.17
Less distributions from:
Net investment income	—	(.46)	(.30)	(.31)	(.44)	(.72)
Net realized gains	—	(.04)	(.49)	—	—	—
Total distributions	—	(.50)	(.79)	(.31)	(.44)	(.72)
Net asset value, end of period	$14.39	$13.97	$17.23	$18.09	$16.13	$15.85

Total Return[c]	3.01%	(16.15%)	(0.43%)	14.21%	4.49%	1.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$142,020	$135,066	$174,203	$177,103	$128,209	$122,850
Ratios to average net assets:
Net investment income (loss)	4.25%	3.54%	2.51%	2.27%	2.33%	2.85%
Total expenses[d]	0.87%	0.90%	0.85%	0.88%	0.94%	0.92%
Net expenses[e,f,g]	0.81%	0.85%	0.78%	0.78%	0.78%	0.78%
Portfolio turnover rate	62%	51%	84%	123%	54%	30%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
—	—	—	—	—	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
0.76%	0.76%	0.78%	0.77%	0.77%	0.77%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES F (FLOATING RATE STRATEGIES SERIES)

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 24, 2013

Ten Largest Holdings	% of Total Net Assets
SPDR Blackstone Senior Loan ETF	3.2%
Indicor LLC, 9.74%	1.4%
CSC Holdings LLC, 9.65%	1.2%
Belron Finance US LLC, 7.83%	0.9%
Caesars Entertainment, Inc., 8.45%	0.9%
Agiliti, 8.16%	0.9%
Mauser Packaging Solutions Holding Co., 9.16%	0.9%
Guardian US HoldCo LLC, 9.05%	0.9%
Alliant Holdings Intermediate LLC, 8.65%	0.9%
Diamond BC BV, 8.06%	0.9%
Top Ten Total	12.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2023

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series F (Floating Rate Strategies Series)	5.63%	10.24%	2.55%	3.19%
Credit Suisse Leveraged Loan Index	6.33%	10.10%	4.02%	4.13%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
BBB	5.8%
BB	29.7%
B	51.1%
CCC	1.7%
NR2	0.1%
Other Instruments	11.6%
Total Investments	100.0%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Credit Suisse Leveraged Loan Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Shares	Value
COMMON STOCKS††† - 0.0%

Industrial - 0.0%
BP Holdco LLC*,1	11,609	$ 14,912
Vector Phoenix Holdings, LP*	11,609	2,774
API Heat Transfer Parent LLC*	292,731	29
Total Industrial		17,715

Financial - 0.0%
Tensor Ltd.*,††	9,240	1

Total Common Stocks
(Cost $88,565)		17,716

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	36	91

Total Preferred Stocks
(Cost $28,949)		91

EXCHANGE-TRADED FUNDS† - 3.2%
SPDR Blackstone Senior Loan ETF	41,700	1,745,979
Total Exchange-Traded Funds
(Cost $1,760,867)		1,745,979

MONEY MARKET FUND† - 8.9%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.00%[2]	4,902,456	4,902,456
Total Money Market Fund
(Cost $4,902,456)		4,902,456

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 92.2%
Consumer, Non-cyclical - 19.0%
Agiliti
8.16% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/01/30	500,000	497,190
Medline Borrower LP
8.47% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28	493,750	487,731
KDC US Holdings, Inc.
8.94% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25	492,288	478,381
VC GB Holdings I Corp.
8.48% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 07/21/28	492,500	477,518
Bombardier Recreational Products, Inc.
7.20% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/24/27	474,569	470,269
Medical Solutions Parent Holdings, Inc.
8.61% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/01/28	494,141	463,134

	Face Amount~	Value
Grifols Worldwide Operations USA, Inc.
7.46% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/15/27	465,476	$457,525
Hostess Brands LLC
due 06/21/30	450,706	449,205
Elanco Animal Health, Inc.
7.01% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27	451,393	442,789
Dermatology Intermediate Holdings III, Inc.
9.30% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29	389,217	384,158
9.30% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/30/29	36,622	36,146
Froneri US, Inc.
7.45% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27	394,988	392,321
Resonetics LLC
9.10% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/28/28	394,975	382,632
Triton Water Holdings, Inc.
8.49% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	392,001	378,344
National Mentor Holdings, Inc.
8.98% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/02/28	424,216	318,959
9.09% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/02/28	17,906	13,463
Hearthside Group Holdings LLC
9.27% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	376,346	329,984
Fortrea Holdings, Inc.
due 06/12/30	270,000	269,865
Aramark Services, Inc.
7.72% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/13/30	250,000	249,688
Topgolf Callaway Brands Corp.
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/15/30	249,375	248,959
Heritage Grocers Group LLC
due 08/01/29	250,000	247,135
Mamba Purchaser, Inc.
8.72% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/16/28	248,116	244,937
Del Monte Foods, Inc.
9.44% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/16/29	248,750	240,355
HAH Group Holding Co. LLC
10.21% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	247,469	240,045
Kronos Acquisition Holdings, Inc.
9.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	245,235	238,567
Mission Veterinary Partners
9.19% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.15%) due 04/27/28	245,625	238,563

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Sigma Holding BV (Flora Food)
7.47% (6 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	237,500	$235,322
Reynolds Consumer Products LLC
6.95% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/04/27	219,173	218,875
Weber-Stephen Products LLC
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/29/27	246,909	216,221
Energizer Holdings, Inc.
7.44% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/22/27	210,426	208,980
Chefs’ Warehouse, Inc.
9.95% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	198,500	197,672
Osmosis Holdings Australia II Pty Ltd.
8.90% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/28	198,267	194,401
Pearl Intermediate Parent LLC
8.69% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	147,321	143,970
Cambrex Corp.
8.70% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 12/04/26	134,981	133,575
TGP Holdings LLC
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	114,177	95,026
Endo Luxembourg Finance Company I SARL
14.25% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28	98,750	74,260
Total Consumer, Non-cyclical		10,396,165

Industrial - 18.5%
Mauser Packaging Solutions Holding Co.
9.16% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/14/26	498,750	496,740
Berry Global, Inc.
6.97% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	485,252	484,510
TricorBraun Holdings, Inc.
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/03/28	491,537	477,852
American Bath Group LLC
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/23/27	495,461	465,238
Arcline FM Holdings LLC
10.25% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	476,513	463,408
Anchor Packaging LLC
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/18/26	446,512	433,398
Park River Holdings, Inc.
8.52% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/28/27	443,212	424,123
Hunter Douglas, Inc.
8.67% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/26/29	445,500	421,416
PECF USS Intermediate Holding III Corp.
9.52% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	463,728	377,938
LTI Holdings, Inc.
8.72% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	385,898	370,188
FCG Acquisitions, Inc
8.91% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 03/31/28	342,380	336,388
WP CPP Holdings LLC
9.03% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	367,913	332,501
STS Operating, Inc. (SunSource)
9.45% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/11/24	295,570	293,814
EMRLD Borrower LP
8.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	284,822	284,554
Fugue Finance LLC
9.76% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/31/28	279,300	278,253
Charter Next Generation, Inc.
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/01/27	278,046	275,614
Atlantic Aviation
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/22/28	274,856	272,206
GYP Holdings III Corp.
8.10% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/12/30	250,000	249,923
Brown Group Holding LLC
due 07/02/29	249,372	248,704
Service Logic Acquisition, Inc.
9.27% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	249,362	246,869
Harsco Corporation
7.47% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/10/28	248,731	244,172
Aegion Corp.
9.97% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 05/17/28	246,859	239,068
USIC Holding, Inc.
8.69% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28	247,114	233,522
Pelican Products, Inc.
9.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	244,743	221,186
API Heat Transfer
16.54% (3 Month USD LIBOR) (In-Kind rate was 16.54%) due 01/01/24†††,3	247,974	165,692
16.54% (3 Month USD LIBOR) (in-kind rate was 16.54%) due 10/02/23†††,3	44,241	44,241

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Gates Global LLC
8.60% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/16/29	208,425	$208,208
Pro Mach Group, Inc.
9.19% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	197,056	196,406
DG Investment Intermediate Holdings 2, Inc.
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/31/28	196,007	192,037
Titan Acquisition Ltd. (Husky)
8.73% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	189,499	184,682
Berlin Packaging LLC
8.95% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.25%) due 03/13/28	147,375	144,705
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	120,400	124,940
DXP Enterprises, Inc.
10.44% (6 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/23/27	99,237	99,443
Air Canada
8.84% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	99,000	98,858
CPG International LLC
7.70% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/29	99,250	98,712
TK Elevator Midco GmbH
8.60% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	97,528	96,565
Protective Industrial Products, Inc.
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	98,740	93,803
Cushman & Wakefield US Borrower LLC
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/31/30	42,723	41,334
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/21/25	33,871	33,532
Osmose Utility Services, Inc.
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	72,830	71,264
United Airlines, Inc.
9.29% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	63,202	63,079
Total Industrial		10,129,086

Consumer, Cyclical - 15.8%
Belron Finance US LLC
7.83% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 04/18/29	500,000	499,690
Caesars Entertainment, Inc.
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/30	498,750	498,296
Guardian US HoldCo LLC
9.05% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/31/30	500,000	496,095
Fertitta Entertainment LLC
9.10% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/29	494,987	487,875
Stars Group (Amaya)
7.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	442,125	441,740
First Brands Group LLC
10.25% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	440,121	429,945
American Tire Distributors, Inc.
11.49% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/20/28	444,375	384,282
1011778 BC Unlimited Liability Co.
6.94% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	361,802	358,936
PetSmart LLC
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/11/28	343,875	342,730
PCI Gaming Authority, Inc.
7.72% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/29/26	250,000	250,045
Wyndham Hotels & Resorts, Inc.
7.45% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/24/30	250,000	249,865
BCPE Empire Holdings, Inc.
due 12/11/28	250,000	249,103
Thevelia US LLC
9.39% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 06/18/29	247,500	246,263
Scientific Games Holdings, LP
8.42% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/04/29	248,125	244,837
Petco Health And Wellness Company, Inc.
8.75% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/03/28	245,216	243,181
Congruex Group LLC
10.95% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29†††	247,500	239,456
CCRR Parent, Inc.
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/06/28	248,096	238,173
Rent-A-Center, Inc.
8.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	234,943	234,649
Entain Holdings (Gibraltar) Ltd.
8.44% (6 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/31/29	234,500	233,386
Galaxy US Opco, Inc.
9.85% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/30/29†††	248,125	232,617
Sweetwater Sound
9.47% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/05/28†††	245,722	232,207

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Eyemart Express LLC
8.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 08/31/27	247,180	$228,641
Eagle Parent Corp.
9.49% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29	222,188	216,262
BGIS (BIFM CA Buyer, Inc.)
8.72% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/01/26	199,994	198,744
Packers Holdings LLC
8.44% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28	247,510	170,720
Mavis Tire Express Services TopCo Corp.
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28	147,000	145,530
WIRB - Copernicus Group, Inc.
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/08/27	145,657	142,744
Michaels Stores, Inc.
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/15/28	160,216	141,510
TMF Sapphire Bidco BV
due 05/03/28	136,648	136,477
New Trojan Parent, Inc.
8.46% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/06/28	247,475	135,802
Clarios Global LP
8.85% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/06/30	132,434	131,979
Hanesbrands, Inc.
8.85% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/08/30†††	99,750	99,999
WW International, Inc.
8.72% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	94,500	60,795
EG Finco Ltd.
9.16% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	37,087	36,407
Total Consumer, Cyclical		8,678,981

Financial - 11.1%
Alliant Holdings Intermediate LLC
8.65% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/05/27	497,500	493,978
AmWINS Group, Inc.
7.44% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	488,242	483,301
Trans Union LLC
7.47% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/01/28	482,661	481,102
NFP Corp.
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/15/27	478,030	467,614
Virtu Financial
8.19% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/12/29	396,000	393,897
HUB International Ltd.
9.34% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/08/30	388,894	389,598
FleetCor Technologies Operating Company LLC
6.95% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	392,989	389,551
Jane Street Group LLC
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/26/28	276,854	275,966
HarbourVest Partners, LP
8.24% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/20/30	250,000	249,375
Teneo Holdings LLC
10.45% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25	248,708	248,086
Focus Financial Partners, LLC
8.35% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/30/28	248,125	245,919
Citadel Securities, LP
7.72% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28	244,375	243,879
Aretec Group, Inc.
due 03/07/30	240,000	239,251
Claros Mortgage Trust, Inc.
9.69% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26†††	247,469	232,620
Asurion LLC
9.45% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28	244,388	232,017
USI, Inc.
8.99% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/22/29	208,372	207,851
Apex Group Treasury LLC
9.99% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 07/27/28†††	199,000	197,756
Franchise Group, Inc.
9.97% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26	199,776	182,795
Apollo Commercial Real Estate Finance, Inc.
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/15/26	135,461	126,995
Starwood Property Mortgage LLC
8.35% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/18/27	122,385	119,019
Capstone Borrower, Inc.
9.00% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 06/17/30	105,972	103,587
Duff & Phelps
8.99% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	98,728	95,625
Total Financial		6,099,782

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Technology - 10.5%
Indicor LLC
9.74% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/22/29	747,625	$743,887
Emerald TopCo, Inc. (Press Ganey)
8.72% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	497,946	483,132
Boxer Parent Company, Inc.
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/02/25	460,720	456,555
Athenahealth Group, Inc.
8.59% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/15/29	441,286	424,186
Imprivata, Inc.
9.35% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/01/27	247,500	243,664
8.97% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/01/27	89,770	87,818
Conair Holdings LLC
9.29% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	325,114	305,708
WEX, Inc.
7.47% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/31/28	299,235	298,720
Polaris Newco LLC
9.54% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	320,327	294,166
Peraton Corp.
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/01/28	287,884	282,282
Atlas CC Acquisition Corp.
9.78% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28	288,037	249,377
World Wide Technology Holding Co. LLC
8.52% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30	249,375	249,063
Navicure, Inc.
9.22% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26	248,077	247,147
CoreLogic, Inc.
8.75% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	271,168	244,458
Ascend Learning LLC
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/11/28	246,250	230,975
Cloud Software Group, Inc.
9.84% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 09/29/28	244,919	228,693
Project Ruby Ultimate Parent Corp.
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/10/28	195,500	190,857
Sabre GLBL, Inc.
8.72% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/17/27	144,990	112,874
10.20% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 06/30/28	87,599	69,379
Park Place Technologies, LLC
10.20% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27	173,228	167,977
CDK Global, Inc.
9.49% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 07/06/29	99,500	99,156
DCert Buyer, Inc.
9.26% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	29,769	29,462
Total Technology		5,739,536

Communications - 9.9%
CSC Holdings LLC
9.65% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28	689,849	634,661
WMG Acquisition Corp.
7.33% (3 Month Term SOFR + 2.13%, Rate Floor: 2.13%) due 01/20/28	450,000	448,394
Playtika Holding Corp.
7.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	440,977	438,830
Altice France SA
10.49% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28	470,197	416,909
Ziggo Financing Partnership
7.69% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	393,428
Telenet Financing USD LLC
7.19% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/28/28	400,000	392,144
Level 3 Financing, Inc.
6.97% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/01/27	387,478	360,114
McGraw Hill LLC
9.97% ((6 Month USD LIBOR + 4.75%) and (1 Month Term SOFR + 4.75%), Rate Floor: 5.25%) due 07/28/28	343,875	321,523
Zayo Group Holdings, Inc.
8.22% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	314,263
Cengage Learning Acquisitions, Inc.
9.88% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	254,782	249,304
Virgin Media Bristol LLC
7.69% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	250,406	247,964
Xplornet Communications, Inc.
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/02/28	294,750	239,361
Cincinnati Bell, Inc.
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/22/28	249,367	238,250
Flight Bidco, Inc.
8.72% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/23/25	248,052	231,361

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Authentic Brands
9.20% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/21/28	225,926	$225,022
Radiate Holdco LLC
8.48% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/25/26	247,487	205,828
Internet Brands, Inc.
8.97% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	69,953	69,877
Total Communications		5,427,233

Basic Materials - 3.6%
Diamond BC BV
8.06% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/29/28	492,500	491,707
CTEC III GmbH
7.23% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR 400,000	421,471
Nouryon USA LLC
8.99% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28	245,000	242,447
9.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28	90,895	89,901
Trinseo Materials Operating S.C.A.
7.54% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/06/24	248,688	238,852
INEOS Ltd.
7.97% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/29/26	147,000	146,522
Vantage Specialty Chemicals, Inc.
9.90% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/26/26	104,475	101,289
W.R. Grace Holdings LLC
9.31% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28	98,500	97,691
Ascend Performance Materials Operations LLC
9.71% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/27/26	89,242	87,304
Ineos US Finance LLC
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/18/30	75,000	74,504
Total Basic Materials		1,991,688

Energy - 2.5%
Traverse Midstream Partners LLC
8.94% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/16/28	486,328	481,465
TransMontaigne Operating Company LP
8.71% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/17/28	270,144	265,514
UGI Energy Services LLC
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/22/30	248,493	246,289
AL GCX Holdings LLC
8.55% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/17/29	247,256	245,401
Par Petroleum LLC
9.61% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/28/30	149,625	146,882
Total Energy		1,385,551

Bank Loans - 0.7%
Gen Digital, Inc.
due 09/12/29	360,000	357,750

Utilities - 0.6%
TerraForm Power Operating LLC
7.84% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/21/29	249,370	246,253
Granite Generation LLC
8.94% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/09/26	106,631	104,682
Total Utilities		350,935

Total Senior Floating Rate Interests
(Cost $51,936,751)		50,556,707

CORPORATE BONDS†† - 0.2%
Industrial - 0.2%
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]	90,000	89,325
Total Corporate Bonds
(Cost $87,715)		89,325

Total Investments - 104.5%
(Cost $58,805,303)		$57,312,274
Other Assets & Liabilities, net - (4.5)%		(2,485,310)
Total Net Assets - 100.0%		$54,826,964

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Bank of America, N.A.	EUR	Sell	414,000	447,190 USD	07/14/23	$(4,897)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES F (FLOATING RATE STRATEGIES SERIES)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs, unless otherwise noted — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2023.
[3]	Payment-in-kind security.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $89,325 (cost $87,715), or 0.2% of total net assets.

EUR — Euro
EURIBOR — European Interbank Offered Rate
LIBOR — London Interbank Offered Rate
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$1	$17,715	$17,716
Preferred Stocks	—	—	91	91
Exchange-Traded Funds	1,745,979	—	—	1,745,979
Money Market Fund	4,902,456	—	—	4,902,456
Senior Floating Rate Interests	—	49,112,119	1,444,588	50,556,707
Corporate Bonds	—	89,325	—	89,325
Total Assets	$6,648,435	$49,201,445	$1,462,394	$57,312,274

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$4,897	$—	$4,897
Unfunded Loan Commitments (Note 8)	—	—	2,874	2,874
Total Liabilities	$—	$4,897	$2,874	$7,771

**	This derivative is reported as unrealized appreciation/depreciation at period end.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES F (FLOATING RATE STRATEGIES SERIES)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$17,686	Enterprise Value	Valuation Multiple	2.7x-9.5x	3.8x
Common Stocks	29	Model Price	Liquidation Value	—	—
Preferred Stocks	91	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	1,234,655	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	209,933	Model Price	Purchase Price	—	—
Total Assets	$1,462,394
Liabilities:
Unfunded Loan Commitments	$2,874	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $902,449 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $658,867 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets					Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks		Total Assets	Unfunded Loan Commitments
Beginning Balance	$696,906	$9,843	$—	*	$706,749	$(7,934)
Purchases/(Receipts)	549,704	—	—		549,704	(1,342)
(Sales, maturities and paydowns)/Fundings	(99,102)	—	—		(99,102)	104
Amortization of premiums/discounts	1,462	—	—		1,462	1,108
Total realized gains (losses) included in earnings	(7,089)	—	—		(7,089)	1,562
Total change in unrealized appreciation (depreciation) included in earnings	59,125	7,872	91		67,088	3,628
Transfers into Level 3	902,449	—	—		902,449	—
Transfers out of Level 3	(658,867)	—	—		(658,867)	—
Ending Balance	$1,444,588	$17,715	$91		$1,462,394	$(2,874)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$34,989	$7,872	$91		$42,952	$3,145

*	Security has a market value of $0.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES F (FLOATING RATE STRATEGIES SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23
Common Stocks
BP Holdco LLC*	$7,040	$—	$—	$—	$7,872	$14,912	11,609

*	Non-income producing security.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $58,801,204)	$57,297,362
Investments in affiliated issuers, at value (cost $4,099)	14,912
Foreign currency, at value (cost 22,167)	22,112
Cash	165,089
Prepaid expenses	659
Receivables:
Securities sold	443,107
Fund shares sold	407,536
Interest	273,726
Total assets	58,624,503

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $488)	2,874
Unrealized depreciation on forward foreign currency exchange contracts	4,897
Payable for:
Securities purchased	3,693,502
Fund shares redeemed	25,053
Management fees	24,498
Distribution and service fees	10,918
Transfer agent/maintenance fees	2,062
Trustees’ fees*	1,771
Fund accounting/administration fees	1,219
Miscellaneous	30,745
Total liabilities	3,797,539
Net assets	$54,826,964

Net assets consist of:
Paid in capital	$56,768,939
Total distributable earnings (loss)	(1,941,975)
Net assets	$54,826,964
Capital shares outstanding	2,197,992
Net asset value per share	$24.94

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$55,878
Interest from securities of unaffiliated issuers	2,203,036
Total investment income	2,258,914

Expenses:
Management fees	161,200
Distribution and service fees	62,328
Transfer agent/maintenance fees	12,481
Professional fees	32,077
Fund accounting/administration fees	14,622
Trustees’ fees*	7,034
Custodian fees	6,058
Line of credit fees	5,124
Interest expense	7
Miscellaneous	7,070
Total expenses	308,001
Less:
Expenses waived by Adviser	(23,143)
Earnings credits applied	(223)
Total waived expenses	(23,366)
Net expenses	284,635
Net investment income	1,974,279

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(137,457)
Forward foreign currency exchange contracts	(1,151)
Foreign currency transactions	485
Net realized loss	(138,123)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	880,065
Investments in affiliated issuers	7,872
Forward foreign currency exchange contracts	(2,301)
Foreign currency translations	(152)
Net change in unrealized appreciation (depreciation)	885,484
Net realized and unrealized gain	747,361
Net increase in net assets resulting from operations	$2,721,640

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,974,279	$1,893,774
Net realized loss on investments	(138,123)	(429,312)
Net change in unrealized appreciation (depreciation) on investments	885,484	(2,017,712)
Net increase (decrease) in net assets resulting from operations	2,721,640	(553,250)

Distributions to shareholders	—	(1,070,948)

Capital share transactions:
Proceeds from sale of shares	22,096,451	41,718,376
Distributions reinvested	—	1,070,948
Cost of shares redeemed	(18,329,945)	(43,594,800)
Net increase (decrease) from capital share transactions	3,766,506	(805,476)
Net increase (decrease) in net assets	6,488,146	(2,429,674)

Net assets:
Beginning of period	48,338,818	50,768,492
End of period	$54,826,964	$48,338,818

Capital share activity:
Shares sold	908,591	1,752,818
Shares issued from reinvestment of distributions	—	46,402
Shares redeemed	(757,983)	(1,832,795)
Net increase (decrease) in shares	150,608	(33,575)

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$23.61	$24.40	$24.41	$25.96	$25.30	$26.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.96	.95	.58	.68	1.06	1.01
Net gain (loss) on investments (realized and unrealized)	.37	(1.18)	.02	(.74)	.85	(1.21)
Total from investment operations	1.33	(.23)	.60	(.06)	1.91	(.20)
Less distributions from:
Net investment income	—	(.56)	(.61)	(1.49)	(1.25)	(.76)
Total distributions	—	(.56)	(.61)	(1.49)	(1.25)	(.76)
Net asset value, end of period	$24.94	$23.61	$24.40	$24.41	$25.96	$25.30

Total Return[c]	5.63%	(0.85%)	2.50%	0.01%	7.60%	(0.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,827	$48,339	$50,768	$41,004	$46,047	$58,798
Ratios to average net assets:
Net investment income (loss)	7.96%	4.01%	2.36%	2.81%	4.10%	3.85%
Total expenses	1.24%	1.27%	1.34%	1.47%	1.38%	1.26%
Net expenses[d,e,f]	1.15%	1.16%	1.17%	1.23%	1.21%	1.16%
Portfolio turnover rate	26%	68%	56%	60%	28%	80%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
—	—	—	—	—	0.00%*

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
1.13%	1.14%	1.14%	1.15%	1.15%	1.15%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES J (STYLEPLUS—MID GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: October 1, 1992

Ten Largest Holdings	% of Total Net Assets
Guggenheim Strategy Fund III	31.7%
Guggenheim Variable Insurance Strategy Fund III	25.1%
Guggenheim Strategy Fund II	16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.7%
Builders FirstSource, Inc.	0.5%
United Therapeutics Corp.	0.4%
Owens Corning	0.3%
Curtiss-Wright Corp.	0.3%
Toro Co.	0.3%
UFP Industries, Inc.	0.3%
Top Ten Total	77.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series J (StylePlus—Mid Growth Series)	16.30%	22.96%	8.34%	11.00%
Russell Midcap Growth Index	15.94%	23.13%	9.71%	11.53%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell Midcap Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 20.0%

Industrial - 6.2%
Builders FirstSource, Inc.*	6,494	$883,088
Owens Corning	3,780	493,290
Curtiss-Wright Corp.	2,648	486,332
Toro Co.	4,764	484,261
UFP Industries, Inc.	4,958	481,174
Eagle Materials, Inc.	2,555	476,303
Lincoln Electric Holdings, Inc.	2,290	454,863
Carlisle Companies, Inc.	1,751	449,184
Donaldson Company, Inc.	7,132	445,821
Belden, Inc.	4,430	423,730
ITT, Inc.	4,484	417,954
Simpson Manufacturing Company, Inc.	2,975	412,037
Hubbell, Inc.	1,236	409,808
Timken Co.	4,055	371,154
Watts Water Technologies, Inc. — Class A	1,943	356,987
Landstar System, Inc.	1,790	344,647
Mueller Industries, Inc.	3,566	311,241
Acuity Brands, Inc.	1,835	299,252
Louisiana-Pacific Corp.	3,728	279,525
Snap-on, Inc.	963	277,527
EMCOR Group, Inc.	1,477	272,920
Valmont Industries, Inc.	789	229,638
AGCO Corp.	1,677	220,391
Littelfuse, Inc.	682	198,673
Keysight Technologies, Inc.*	1,176	196,921
Masco Corp.	3,199	183,559
Advanced Drainage Systems, Inc.	1,510	171,808
Universal Display Corp.	876	126,258
Total Industrial		10,158,346

Consumer, Non-cyclical - 3.6%
United Therapeutics Corp.*	2,670	589,402
Jazz Pharmaceuticals plc*	3,765	466,747
Exelixis, Inc.*	24,007	458,774
Neurocrine Biosciences, Inc.*	4,742	447,171
H&R Block, Inc.	13,994	445,989
Quest Diagnostics, Inc.	2,230	313,449
Incyte Corp.*	4,973	309,569
Hologic, Inc.*	3,753	303,880
Shockwave Medical, Inc.*	1,010	288,264
Grand Canyon Education, Inc.*	2,791	288,059
Lantheus Holdings, Inc.*	2,501	209,884
Medpace Holdings, Inc.*	842	202,223
Humana, Inc.	423	189,136
Molina Healthcare, Inc.*	603	181,648
Bruker Corp.	2,336	172,677
Encompass Health Corp.	2,534	171,577
Option Care Health, Inc.*	4,502	146,270
Halozyme Therapeutics, Inc.*	4,001	144,316
Globus Medical, Inc. — Class A*	2,275	135,454
Campbell Soup Co.	2,520	115,189
AMN Healthcare Services, Inc.*	1,032	112,612
Service Corporation International	1,461	94,366
Darling Ingredients, Inc.*	1,479	94,345
Total Consumer, Non-cyclical		5,881,001

Consumer, Cyclical - 3.4%
Gentex Corp.	13,543	396,268
Boyd Gaming Corp.	5,641	391,316
Deckers Outdoor Corp.*	720	379,915
Brunswick Corp.	4,377	379,223
MSC Industrial Direct Company, Inc. — Class A	3,711	353,584
Polaris, Inc.	2,848	344,409
Yum! Brands, Inc.	2,319	321,297
Murphy USA, Inc.	1,004	312,354
Watsco, Inc.	809	308,609
DR Horton, Inc.	2,473	300,939
AutoNation, Inc.*	1,614	265,681
Cummins, Inc.	971	238,050
Churchill Downs, Inc.	1,708	237,702
Casey’s General Stores, Inc.	910	221,931
Crocs, Inc.*	1,908	214,536
Visteon Corp.*	1,329	190,858
Williams-Sonoma, Inc.	1,411	176,573
Dick’s Sporting Goods, Inc.	1,226	162,065
Wingstop, Inc.	799	159,928
Harley-Davidson, Inc.	4,117	144,960
Tempur Sealy International, Inc.	3,295	132,031
Total Consumer, Cyclical		5,632,229

Technology - 2.6%
Lattice Semiconductor Corp.*	4,895	470,263
Cirrus Logic, Inc.*	5,216	422,548
Manhattan Associates, Inc.*	1,523	304,417
Power Integrations, Inc.	2,953	279,561
Super Micro Computer, Inc.*	1,120	279,160
Teradata Corp.*	5,192	277,305
Microchip Technology, Inc.	3,078	275,758
Diodes, Inc.*	2,974	275,065
KLA Corp.	544	263,851
Amkor Technology, Inc.	7,625	226,844
MACOM Technology Solutions Holdings, Inc.*	3,249	212,907
Qualys, Inc.*	1,631	210,676
NXP Semiconductor N.V.	927	189,738
Dynatrace, Inc.*	3,083	158,682
CommVault Systems, Inc.*	2,093	151,994
Silicon Laboratories, Inc.*	810	127,769
Teradyne, Inc.	1,132	126,026
Cadence Design Systems, Inc.*	403	94,511
Total Technology		4,347,075

Energy - 1.6%
Chord Energy Corp.	2,499	384,346
Matador Resources Co.	6,807	356,142
Marathon Petroleum Corp.	2,879	335,692
PBF Energy, Inc. — Class A	7,067	289,323
Southwestern Energy Co.*	47,537	285,697
Range Resources Corp.	8,266	243,020
Antero Resources Corp.*	8,446	194,511
Murphy Oil Corp.	4,762	182,385
Civitas Resources, Inc.	2,623	181,958

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value
Occidental Petroleum Corp.	1,566	$92,081
Total Energy		2,545,155

Financial - 1.1%
SouthState Corp.	5,939	390,786
International Bancshares Corp.	7,834	346,263
Cathay General Bancorp	9,039	290,966
Evercore, Inc. — Class A	1,734	214,305
Affiliated Managers Group, Inc.	1,265	189,611
SEI Investments Co.	2,670	159,185
RenaissanceRe Holdings Ltd.	820	152,946
Total Financial		1,744,062

Basic Materials - 0.7%
Olin Corp.	6,607	339,534
NewMarket Corp.	659	264,997
Reliance Steel & Aluminum Co.	814	221,074
Westlake Corp.	1,633	195,094
Ingevity Corp.*	2,782	161,801
Total Basic Materials		1,182,500

Communications - 0.6%
VeriSign, Inc.*	1,378	311,387
Nexstar Media Group, Inc. — Class A	1,769	294,627
Motorola Solutions, Inc.	837	245,475
Gen Digital, Inc.	5,156	95,644
Total Communications		947,133

Utilities - 0.2%
OGE Energy Corp.	4,876	175,097
Atmos Energy Corp.	1,159	134,838
ONE Gas, Inc.	1,162	89,253
Total Utilities		399,188

Total Common Stocks
(Cost $29,509,170)		32,836,689
MUTUAL FUNDS† - 75.4%
Guggenheim Strategy Fund III[1]	2,144,491	52,003,897
Guggenheim Variable Insurance Strategy Fund III[1]	1,696,259	41,117,309
Guggenheim Strategy Fund II1	1,143,361	27,692,214
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	287,854	2,800,819
Total Mutual Funds
(Cost $125,989,364)		123,614,239

MONEY MARKET FUND† - 3.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[2]	6,048,262	6,048,262
Total Money Market Fund
(Cost $6,048,262)		6,048,262

Total Investments - 99.1%
(Cost $161,546,796)		$162,499,190
Other Assets & Liabilities, net - 0.9%		1,470,986
Total Net Assets - 100.0%		$163,970,176

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	18	Sep 2023	$4,759,200	$20,705
S&P 500 Index Mini Futures Contracts	6	Sep 2023	1,345,950	6,929
NASDAQ-100 Index Mini Futures Contracts	4	Sep 2023	1,226,500	4,570
			$7,331,650	$32,204

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	Pay	5.53% (Federal Funds Rate + 0.45%)	At Maturity	09/29/23	26,717	$126,836,820	$—

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES J (STYLEPLUS—MID GROWTH SERIES)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,836,689	$—		$—	$32,836,689
Mutual Funds	123,614,239	—		—	123,614,239
Money Market Fund	6,048,262	—		—	6,048,262
Equity Futures Contracts**	32,204	—		—	32,204
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$162,531,394	$—		$—	$162,531,394

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES J (STYLEPLUS—MID GROWTH SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$26,262,849	$8,500,474	$(7,269,700)	$16,159	$182,432	$27,692,214	1,143,361	$646,492
Guggenheim Strategy Fund III	43,164,347	8,503,914	—	—	335,636	52,003,897	2,144,491	1,283,389
Guggenheim Ultra Short Duration Fund — Institutional Class	2,705,158	70,389	—	—	25,272	2,800,819	287,854	70,421
Guggenheim Variable Insurance Strategy Fund III	39,804,396	1,032,342	—	—	280,571	41,117,309	1,696,259	1,029,969
	$111,936,750	$18,107,119	$(7,269,700)	$16,159	$823,911	$123,614,239		$3,030,271

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $35,557,432)	$38,884,951
Investments in affiliated issuers, at value (cost $125,989,364)	123,614,239
Cash	4
Segregated cash with broker	138,800
Prepaid expenses	649
Receivables:
Swap settlement	17,466,460
Dividends	560,897
Interest	26,879
Variation margin on futures contracts	19,743
Investment Adviser	109
Total assets	180,712,731

Liabilities:
Segregated cash due to broker	15,960,000
Payable for:
Securities purchased	583,699
Management fees	70,651
Distribution and service fees	33,638
Fund shares redeemed	19,385
Transfer agent/maintenance fees	2,062
Fund accounting/administration fees	1,995
Trustees’ fees*	482
Miscellaneous	70,643
Total liabilities	16,742,555
Net assets	$163,970,176

Net assets consist of:
Paid in capital	$189,214,491
Total distributable earnings (loss)	(25,244,315)
Net assets	$163,970,176
Capital shares outstanding	3,829,289
Net asset value per share	$42.82

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $343)	$216,402
Dividends from securities of affiliated issuers	3,030,271
Interest	114,835
Other income	109
Total investment income	3,361,617

Expenses:
Management fees	573,604
Distribution and service fees	192,195
Transfer agent/maintenance fees	12,548
Interest expense	203,301
Fund accounting/administration fees	35,787
Professional fees	23,837
Custodian fees	11,134
Trustees’ fees*	6,113
Line of credit fees	2,516
Miscellaneous	9,330
Total expenses	1,070,365
Less:
Expenses waived by Adviser	(161,134)
Earnings credits applied	(5,699)
Total waived expenses	(166,833)
Net expenses	903,532
Net investment income	2,458,085

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	838,502
Investments in affiliated issuers	16,159
Swap agreements	17,494,645
Futures contracts	233,333
Net realized gain	18,582,639
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,351,090
Investments in affiliated issuers	823,911
Swap agreements	(2,109,057)
Futures contracts	188,294
Net change in unrealized appreciation (depreciation)	2,254,238
Net realized and unrealized gain	20,836,877
Net increase in net assets resulting from operations	$23,294,962

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,458,085	$2,272,753
Net realized gain (loss) on investments	18,582,639	(49,405,358)
Net change in unrealized appreciation (depreciation) on investments	2,254,238	(9,054,433)
Net increase (decrease) in net assets resulting from operations	23,294,962	(56,187,038)

Distributions to shareholders	—	(43,841,105)

Capital share transactions:
Proceeds from sale of shares	1,971,132	16,227,294
Distributions reinvested	—	43,841,105
Cost of shares redeemed	(6,468,990)	(13,494,617)
Net increase (decrease) from capital share transactions	(4,497,858)	46,573,782
Net increase (decrease) in net assets	18,797,104	(53,454,361)

Net assets:
Beginning of period	145,173,072	198,627,433
End of period	$163,970,176	$145,173,072

Capital share activity:
Shares sold	49,509	285,794
Shares issued from reinvestment of distributions	—	1,157,674
Shares redeemed	(162,813)	(291,950)
Net increase (decrease) in shares	(113,304)	1,151,518

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$36.82	$71.17	$72.46	$58.49	$48.75	$59.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.63	.66	.22	.39	.79	.97
Net gain (loss) on investments (realized and unrealized)	5.37	(20.02)	9.44	17.43	14.90	(4.08)
Total from investment operations	6.00	(19.36)	9.66	17.82	15.69	(3.11)
Less distributions from:
Net investment income	—	(.20)	(.40)	(.84)	(.49)	(.83)
Net realized gains	—	(14.79)	(10.55)	(3.01)	(5.46)	(7.13)
Total distributions	—	(14.99)	(10.95)	(3.85)	(5.95)	(7.96)
Net asset value, end of period	$42.82	$36.82	$71.17	$72.46	$58.49	$48.75

Total Return[c]	16.30%	(27.78%)	13.69%	32.10%	32.70%	(7.10%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$163,970	$145,173	$198,627	$190,920	$157,675	$137,116
Ratios to average net assets:
Net investment income (loss)	3.21%	1.42%	0.30%	0.66%	1.39%	1.64%
Total expenses[d]	1.40%	1.18%	1.16%	1.22%	1.30%	1.28%
Net expenses[e,f]	1.19%	0.96%	0.89%	0.89%	1.00%	1.01%
Portfolio turnover rate	25%	87%	60%	71%	57%	66%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
0.92%	0.91%	0.87%	0.88%	0.92%	0.94%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES N (MANAGED ASSET ALLOCATION SERIES)

OBJECTIVE: Seeks to provide growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: June 1, 1995

Ten Largest Holdings	% of Total Net Assets
Vanguard S&P 500 ETF	22.3%
Schwab U.S. Aggregate Bond ETF	14.6%
SPDR S&P 500 ETF Trust	12.5%
iShares MSCI EAFE ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.2%
iShares 7-10 Year Treasury Bond ETF	5.4%
iShares 1-3 Year Treasury Bond ETF	4.7%
Guggenheim Strategy Fund II	4.2%
Guggenheim Variable Insurance Strategy Fund III	3.0%
Top Ten Total	85.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series N (Managed Asset Allocation Series)	8.28%	9.37%	5.31%	6.54%
S&P 500 Index	16.89%	19.59%	12.31%	12.86%
Blended Index**	10.81%	11.24%	7.94%	8.45%
Bloomberg U.S. Aggregate Bond Index	2.09%	(0.94%)	0.77%	1.52%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the Fund, has no management fees or operating expenses to reduce their reported returns

**	Blended index is 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.
†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Shares	Value
EXCHANGE-TRADED FUNDS† - 81.9%
Vanguard S&P 500 ETF	20,416	$8,315,028
Schwab U.S. Aggregate Bond ETF	117,462	5,422,046
SPDR S&P 500 ETF Trust	10,501	4,654,883
iShares MSCI EAFE ETF	33,872	2,455,720
iShares Core S&P Mid-Cap ETF	9,114	2,383,129
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,221	2,294,839
iShares 7-10 Year Treasury Bond ETF	20,726	2,002,132
iShares 1-3 Year Treasury Bond ETF	21,409	1,735,842
iShares iBoxx High Yield Corporate Bond ETF	5,736	430,602
iShares TIPS Bond ETF	3,987	429,081
iShares Russell 1000 Value ETF	2,176	343,438
iShares Core S&P 500 ETF	2	891
Total Exchange-Traded Funds
(Cost $23,746,222)		30,467,631

MUTUAL FUNDS† - 12.7%
Guggenheim Strategy Fund II1	63,901	1,547,687
Guggenheim Variable Insurance Strategy Fund III[1]	45,729	1,108,460
Guggenheim Strategy Fund III[1]	42,900	1,040,314
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	105,191	1,023,511
Total Mutual Funds
(Cost $4,857,790)		4,719,972

MONEY MARKET FUND† - 4.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[2]	1,705,620	1,705,620
Total Money Market Fund
(Cost $1,705,620)		1,705,620

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
5.11% due 07/18/23[3,4]	$268,000	267,439
Total U.S. Treasury Bills
(Cost $267,342)		267,439

Total Investments - 99.9%
(Cost $30,576,974)		$37,160,662
Other Assets & Liabilities, net - 0.1%		50,279
Total Net Assets - 100.0%		$37,210,941

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
MSCI EAFE Index Futures Contracts	28	Sep 2023	$3,016,300	$20,674
Russell 2000 Index Mini Futures Contracts	15	Sep 2023	1,427,325	12,303
S&P/TSX 60 IX Index Futures Contracts	1	Sep 2023	183,957	2,323
CAC 40 10 Euro Index Futures Contracts	1	Jul 2023	81,140	1,722
			$4,708,722	$37,022
Currency Futures Contracts Purchased†
Australian Dollar Futures Contracts	5	Sep 2023	$333,700	$(4,838)
Interest Rate Futures Contracts Purchased†
U.S. Treasury 2 Year Note Futures Contracts	2	Sep 2023	$406,766	$(5,831)
U.S. Treasury 10 Year Note Futures Contracts	5	Sep 2023	561,562	(9,657)
			$968,328	$(15,488)
Currency Futures Contracts Sold Short†
Canadian Dollar Futures Contracts	4	Sep 2023	$302,320	$2,170
Japanese Yen Futures Contracts	1	Sep 2023	87,669	(3)
			$389,989	$2,167
Equity Futures Contracts Sold Short†
SPI 200 Index Futures Contracts	1	Sep 2023	$119,738	$(69)
DAX Index Futures Contracts	1	Sep 2023	444,990	(1,962)
Nikkei 225 (CME) Index Futures Contracts	1	Sep 2023	167,475	(6,628)
S&P 500 Index Mini Futures Contracts	3	Sep 2023	672,975	(20,608)
			$1,405,178	$(29,267)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES N (MANAGED ASSET ALLOCATION SERIES)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2023.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$30,467,631	$—	$—	$30,467,631
Mutual Funds	4,719,972	—	—	4,719,972
Money Market Fund	1,705,620	—	—	1,705,620
U.S. Treasury Bills	—	267,439	—	267,439
Equity Futures Contracts**	37,022	—	—	37,022
Currency Futures Contracts**	2,170	—	—	2,170
Total Assets	$36,932,415	$267,439	$—	$37,199,854

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$29,267	$—	$—	$29,267
Interest Rate Futures Contracts**	15,488	—	—	15,488
Currency Futures Contracts**	4,841	—	—	4,841
Total Liabilities	$49,596	$—	$—	$49,596

**	This derivative is reported as unrealized appreciation/depreciation at period end.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES N (MANAGED ASSET ALLOCATION SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,536,185	$—	$—	$—	$11,502	$1,547,687	63,901	$40,187
Guggenheim Strategy Fund III	1,032,163	—	—	—	8,151	1,040,314	42,900	26,627
Guggenheim Ultra Short Duration Fund — Institutional Class	1,014,044	—	—	—	9,467	1,023,511	105,191	26,057
Guggenheim Variable Insurance Strategy Fund III	1,100,686	—	—	—	7,774	1,108,460	45,729	28,185
	$4,683,078	$—	$—	$—	$36,894	$4,719,972		$121,056

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $25,719,184)	$32,440,690
Investments in affiliated issuers, at value (cost $4,857,790)	4,719,972
Cash	4,686
Prepaid expenses	80
Receivables:
Dividends	70,899
Variation margin on futures contracts	28,636
Interest	6,918
Fund shares sold	37
Total assets	37,271,918

Liabilities:
Payable for:
Professional fees	19,545
Fund shares redeemed	13,274
Management fees	11,919
Distribution and service fees	7,580
Transfer agent/maintenance fees	2,062
Fund accounting/administration fees	2,010
Trustees’ fees*	908
Miscellaneous	3,679
Total liabilities	60,977
Net assets	$37,210,941

Net assets consist of:
Paid in capital	$28,892,802
Total distributable earnings (loss)	8,318,139
Net assets	$37,210,941
Capital shares outstanding	1,322,924
Net asset value per share	$28.13

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$327,044
Dividends from securities of affiliated issuers	121,056
Interest	40,310
Total investment income	488,410

Expenses:
Management fees	72,774
Distribution and service fees	45,484
Transfer agent/maintenance fees	12,517
Professional fees	18,750
Fund accounting/administration fees	11,916
Trustees’ fees*	6,746
Custodian fees	951
Line of credit fees	604
Miscellaneous	5,487
Total expenses	175,229
Less:
Expenses waived by Adviser	(1,268)
Earnings credits applied	(86)
Total waived expenses	(1,354)
Net expenses	173,875
Net investment income	314,535

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	568,822
Futures contracts	98,381
Foreign currency transactions	(211)
Net realized gain	666,992
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,842,325
Investments in affiliated issuers	36,894
Futures contracts	50,809
Foreign currency translations	(3)
Net change in unrealized appreciation (depreciation)	1,930,025
Net realized and unrealized gain	2,597,017
Net increase in net assets resulting from operations	$2,911,552

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$314,535	$455,175
Net realized gain on investments	666,992	638,700
Net change in unrealized appreciation (depreciation) on investments	1,930,025	(8,719,480)
Net increase (decrease) in net assets resulting from operations	2,911,552	(7,625,605)

Distributions to shareholders	—	(4,049,453)

Capital share transactions:
Proceeds from sale of shares	408,091	612,413
Distributions reinvested	—	4,049,453
Cost of shares redeemed	(2,078,039)	(4,025,591)
Net increase (decrease) from capital share transactions	(1,669,948)	636,275
Net increase (decrease) in net assets	1,241,604	(11,038,783)

Net assets:
Beginning of period	35,969,337	47,008,120
End of period	$37,210,941	$35,969,337

Capital share activity:
Shares sold	14,905	20,795
Shares issued from reinvestment of distributions	—	152,178
Shares redeemed	(76,656)	(138,118)
Net increase (decrease) in shares	(61,751)	34,855

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

SERIES N (MANAGED ASSET ALLOCATION SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$25.98	$34.83	$33.41	$32.05	$27.34	$31.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.33	.24	.24	.44	.47
Net gain (loss) on investments (realized and unrealized)	1.92	(6.03)	3.83	3.52	5.02	(2.08)
Total from investment operations	2.15	(5.70)	4.07	3.76	5.46	(1.61)
Less distributions from:
Net investment income	—	(.25)	(.25)	(.49)	(.51)	(.44)
Net realized gains	—	(2.90)	(2.40)	(1.91)	(.24)	(2.29)
Total distributions	—	(3.15)	(2.65)	(2.40)	(.75)	(2.73)
Net asset value, end of period	$28.13	$25.98	$34.83	$33.41	$32.05	$27.34

Total Return[c]	8.28%	(16.57%)	12.47%	12.59%	20.11%	(5.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,211	$35,969	$47,008	$45,673	$46,219	$42,636
Ratios to average net assets:
Net investment income (loss)	1.73%	1.15%	0.68%	0.77%	1.45%	1.53%
Total expenses[d]	0.96%	0.96%	0.94%	1.01%	1.01%	0.99%
Net expenses[e]	0.96%	0.95%	0.94%	1.00%	1.00%	0.99%
Portfolio turnover rate	—	1%	26%	6%	14%	4%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES O (ALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 1, 1995

Ten Largest Holdings	% of Total Net Assets
Chevron Corp.	2.4%
JPMorgan Chase & Co.	1.8%
Pioneer Natural Resources Co.	1.8%
Johnson & Johnson	1.8%
Westlake Corp.	1.8%
Ingredion, Inc.	1.8%
OGE Energy Corp.	1.7%
Berkshire Hathaway, Inc. — Class B	1.7%
Verizon Communications, Inc.	1.6%
Euronet Worldwide, Inc.	1.6%
Top Ten Total	18.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series O (All Cap Value Series)	3.82%	11.52%	7.81%	9.31%
Russell 3000 Value Index	4.98%	11.22%	7.79%	9.09%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 3000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 96.4%

Financial - 19.1%
JPMorgan Chase & Co.	11,762	$1,710,665
Berkshire Hathaway, Inc. — Class B*	4,561	1,555,301
Unum Group	29,223	1,393,937
Bank of America Corp.	45,454	1,304,075
Jefferies Financial Group, Inc.	29,463	977,288
Ventas, Inc. REIT	18,188	859,747
Mastercard, Inc. — Class A	2,031	798,792
Wells Fargo & Co.	17,301	738,407
Synovus Financial Corp.	23,249	703,282
American Tower Corp. — Class A REIT	3,046	590,741
Charles Schwab Corp.	10,274	582,330
Prosperity Bancshares, Inc.	9,109	514,476
Goldman Sachs Group, Inc.	1,527	492,519
First Horizon Corp.	40,664	458,283
Stifel Financial Corp.	6,684	398,834
STAG Industrial, Inc. REIT	11,015	395,218
First Merchants Corp.	13,604	384,041
Old Republic International Corp.	14,148	356,105
Gaming and Leisure Properties, Inc. REIT	7,190	348,428
Texas Capital Bancshares, Inc.*	6,699	344,999
Physicians Realty Trust REIT	21,367	298,924
Axis Capital Holdings Ltd.	5,505	296,334
T. Rowe Price Group, Inc.	2,640	295,733
Sun Communities, Inc. REIT	2,052	267,704
First American Financial Corp.	4,603	262,463
Alexandria Real Estate Equities, Inc. REIT	2,133	242,074
Markel Group, Inc.*	175	242,056
Hancock Whitney Corp.	6,119	234,847
Apple Hospitality REIT, Inc.	15,426	233,087
UMB Financial Corp.	2,821	171,799
Stewart Information Services Corp.	4,147	170,608
United Bankshares, Inc.	4,125	122,389
Heritage Insurance Holdings, Inc.*	6,962	26,804
Total Financial		17,772,290

Consumer, Non-cyclical - 17.5%
Johnson & Johnson	10,119	1,674,897
Ingredion, Inc.	15,668	1,660,025
Euronet Worldwide, Inc.*	12,325	1,446,585
Quest Diagnostics, Inc.	8,541	1,200,523
Henry Schein, Inc.*	13,673	1,108,880
Bunge Ltd.	11,472	1,082,383
Encompass Health Corp.	13,794	933,992
Medtronic plc	9,686	853,337
Tyson Foods, Inc. — Class A	16,562	845,324
Archer-Daniels-Midland Co.	10,876	821,791
Humana, Inc.	1,823	815,118
Merck & Company, Inc.	6,065	699,841
HCA Healthcare, Inc.	1,707	518,040
Integer Holdings Corp.*	4,278	379,073
Moderna, Inc.*	3,118	378,837
Enovis Corp.*	5,089	326,307
Pfizer, Inc.	7,912	290,212
Central Garden & Pet Co. — Class A*	7,922	288,836
LivaNova plc*	5,153	265,019
ICF International, Inc.	1,592	198,029
Certara, Inc.*	8,687	158,190
Azenta, Inc.*	2,750	128,370
Pacira BioSciences, Inc.*	2,272	91,039
Ironwood Pharmaceuticals, Inc. — Class A*	8,172	86,950
Jazz Pharmaceuticals plc*	640	79,341
Total Consumer, Non-cyclical		16,330,939

Industrial - 12.8%
Johnson Controls International plc	19,318	1,316,329
Knight-Swift Transportation Holdings, Inc.	21,358	1,186,650
Advanced Energy Industries, Inc.	10,350	1,153,507
Eagle Materials, Inc.	4,555	849,143
Teledyne Technologies, Inc.*	2,007	825,098
Kirby Corp.*	6,945	534,418
Graphic Packaging Holding Co.	20,768	499,055
L3Harris Technologies, Inc.	2,536	496,473
Littelfuse, Inc.	1,560	454,444
Curtiss-Wright Corp.	2,348	431,234
Summit Materials, Inc. — Class A*	11,199	423,882
PGT Innovations, Inc.*	12,485	363,938
Arcosa, Inc.	4,432	335,813
Daseke, Inc.*	45,933	327,502
Coherent Corp.*	5,658	288,445
GATX Corp.	2,150	276,791
MDU Resources Group, Inc.	13,111	274,544
Terex Corp.	4,370	261,457
EnerSys	2,114	229,411
Esab Corp.	3,380	224,905
Park Aerospace Corp.	14,655	202,239
AZEK Company, Inc.*	6,215	188,252
Plexus Corp.*	1,806	177,421
Sonoco Products Co.	2,930	172,929
Mercury Systems, Inc.*	4,933	170,632
Knife River Corp.*	3,277	142,550
Stoneridge, Inc.*	6,430	121,206
Total Industrial		11,928,268

Energy - 10.5%
Chevron Corp.	14,038	2,208,879
Pioneer Natural Resources Co.	8,092	1,676,500
ConocoPhillips	13,815	1,431,372
Diamondback Energy, Inc.	9,793	1,286,408
Equities Corp.	19,806	814,621
Coterra Energy, Inc. — Class A	29,092	736,028
Kinder Morgan, Inc.	36,763	633,059
Marathon Oil Corp.	24,310	559,616
Patterson-UTI Energy, Inc.	21,280	254,722
Murphy Oil Corp.	4,349	166,567
Total Energy		9,767,772

Consumer, Cyclical - 8.5%
Walmart, Inc.	8,159	1,282,432
MSC Industrial Direct Company, Inc. — Class A	11,818	1,126,019

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value
Ferguson plc	6,573	$1,033,998
Whirlpool Corp.	5,975	889,020
Delta Air Lines, Inc.	17,521	832,948
Lear Corp.	4,900	703,395
H&E Equipment Services, Inc.	11,692	534,909
Southwest Airlines Co.	14,749	534,061
Alaska Air Group, Inc.*	5,933	315,517
Methode Electronics, Inc.	5,456	182,885
Meritage Homes Corp.	1,010	143,693
Leggett & Platt, Inc.	4,193	124,197
Newell Brands, Inc.	11,444	99,563
Lakeland Industries, Inc.	6,577	94,643
Total Consumer, Cyclical		7,897,280

Basic Materials - 7.5%
Westlake Corp.	13,907	1,661,469
Reliance Steel & Aluminum Co.	5,239	1,422,860
Huntsman Corp.	45,965	1,241,975
Nucor Corp.	5,980	980,600
Freeport-McMoRan, Inc.	15,267	610,680
DuPont de Nemours, Inc.	6,536	466,932
Avient Corp.	8,639	353,335
Ashland, Inc.	2,721	236,482
Total Basic Materials		6,974,333

Communications - 6.9%
Verizon Communications, Inc.	39,044	1,452,046
Comcast Corp. — Class A	22,453	932,922
Alphabet, Inc. — Class A*	7,377	883,027
Fox Corp. — Class B	24,211	772,089
Cisco Systems, Inc.	14,121	730,621
Walt Disney Co.*	6,367	568,445
Juniper Networks, Inc.	13,304	416,814
T-Mobile US, Inc.*	2,640	366,696
Ciena Corp.*	7,281	309,370
Total Communications		6,432,030

Utilities - 6.8%
OGE Energy Corp.	44,999	1,615,914
Pinnacle West Capital Corp.	16,818	1,369,994
Edison International	15,015	1,042,792
Exelon Corp.	20,760	845,762
Black Hills Corp.	12,525	754,757
Duke Energy Corp.	5,623	504,608
NiSource, Inc.	8,451	231,135
Total Utilities		6,364,962

Technology - 6.8%
Teradyne, Inc.	11,150	1,241,330
Leidos Holdings, Inc.	10,336	914,529
KLA Corp.	1,826	885,647
Microsoft Corp.	2,329	793,118
Fiserv, Inc.*	5,115	645,257
Evolent Health, Inc. — Class A*	17,216	521,645
Amdocs Ltd.	4,891	483,475
Science Applications International Corp.	4,099	461,056
MACOM Technology Solutions Holdings, Inc.*	4,023	263,627
Silicon Laboratories, Inc.*	929	146,540
Total Technology		6,356,224

Total Common Stocks
(Cost $73,614,439)		89,824,098

RIGHTS† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*	40,146	20,478
Total Rights
(Cost $—)		20,478

MONEY MARKET FUND† - 3.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[1]	3,204,518	3,204,518
Total Money Market Fund
(Cost $3,204,518)		3,204,518

Total Investments - 99.8%
(Cost $76,818,957)		$93,049,094
Other Assets & Liabilities, net - 0.2%		156,628
Total Net Assets - 100.0%		$93,205,722

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES O (ALL CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$89,824,098	$—	$—	$89,824,098
Rights	20,478	—	—	20,478
Money Market Fund	3,204,518	—	—	3,204,518
Total Assets	$93,049,094	$—	$—	$93,049,094

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $76,818,957)	$93,049,094
Prepaid expenses	414
Receivables:
Securities sold	130,633
Dividends	108,140
Interest	11,631
Fund shares sold	4,738
Total assets	93,304,650

Liabilities:
Overdraft due to custodian bank	23
Payable for:
Management fees	31,263
Fund shares redeemed	22,115
Distribution and service fees	18,675
Professional fees	17,094
Transfer agent/maintenance fees	2,063
Fund accounting/administration fees	1,473
Trustees’ fees*	827
Miscellaneous	5,395
Total liabilities	98,928
Net assets	$93,205,722

Net assets consist of:
Paid in capital	$63,686,255
Total distributable earnings (loss)	29,519,467
Net assets	$93,205,722
Capital shares outstanding	2,681,870
Net asset value per share	$34.75

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$1,072,968
Interest	93,283
Total investment income	1,166,251

Expenses:
Management fees	323,342
Distribution and service fees	115,479
Transfer agent/maintenance fees	12,485
Fund accounting/administration fees	23,390
Professional fees	22,781
Trustees’ fees*	8,537
Custodian fees	1,817
Line of credit fees	1,531
Miscellaneous	7,675
Total expenses	517,037
Less:
Expenses reimbursed by Adviser	(1,065)
Expenses waived by Adviser	(122,274)
Total reimbursed/waived expenses	(123,339)
Net expenses	393,698
Net investment income	772,553

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,373,888
Net realized gain	3,373,888
Net change in unrealized appreciation (depreciation) on:
Investments	(718,154)
Net change in unrealized appreciation (depreciation)	(718,154)
Net realized and unrealized gain	2,655,734
Net increase in net assets resulting from operations	$3,428,287

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

SERIES O (ALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$772,553	$1,420,372
Net realized gain on investments	3,373,888	8,505,286
Net change in unrealized appreciation (depreciation) on investments	(718,154)	(11,219,630)
Net increase (decrease) in net assets resulting from operations	3,428,287	(1,293,972)

Distributions to shareholders	—	(11,376,268)

Capital share transactions:
Proceeds from sale of shares	2,145,459	3,180,810
Distributions reinvested	—	11,376,268
Cost of shares redeemed	(6,280,030)	(11,109,259)
Net increase (decrease) from capital share transactions	(4,134,571)	3,447,819
Net decrease in net assets	(706,284)	(9,222,421)

Net assets:
Beginning of period	93,912,006	103,134,427
End of period	$93,205,722	$93,912,006

Capital share activity:
Shares sold	62,244	87,562
Shares issued from reinvestment of distributions	—	353,740
Shares redeemed	(186,423)	(312,170)
Net increase (decrease) in shares	(124,179)	129,132

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$33.47	$38.53	$31.06	$32.89	$29.31	$35.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.52	.38	.56	.51	.43
Net gain (loss) on investments (realized and unrealized)	1.00	(1.15)	7.93	(.33)	6.19	(3.83)
Total from investment operations	1.28	(.63)	8.31	.23	6.70	(3.40)
Less distributions from:
Net investment income	—	(.43)	(.65)	(.52)	(.49)	(.40)
Net realized gains	—	(4.00)	(.19)	(1.54)	(2.63)	(2.86)
Total distributions	—	(4.43)	(.84)	(2.06)	(3.12)	(3.26)
Net asset value, end of period	$34.75	$33.47	$38.53	$31.06	$32.89	$29.31

Total Return[c]	3.82%	(1.17%)	26.95%	1.88%	23.74%	(10.62%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,206	$93,912	$103,134	$91,661	$107,634	$100,916
Ratios to average net assets:
Net investment income (loss)	1.67%	1.45%	1.06%	2.03%	1.62%	1.23%
Total expenses[d]	1.12%	1.11%	1.13%	1.21%	1.18%	1.17%
Net expenses[e,f]	0.85%	0.86%	0.87%	0.87%	0.88%	0.88%
Portfolio turnover rate	13%	30%	26%	22%	33%	36%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
0.85%	0.86%	0.87%	0.87%	0.88%	0.88%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES P (HIGH YIELD SERIES)

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 5, 1996

Ten Largest Holdings	% of Total Net Assets
Terraform Global Operating, LP, 6.13%	1.3%
FAGE International S.A. / FAGE USA Dairy Industry, Inc., 5.63%	1.2%
Jefferies Finance LLC / JFIN Company-Issuer Corp., 5.00%	1.2%
Artera Services LLC, 9.03%	1.1%
GrafTech Finance, Inc., 4.63%	1.1%
Cheplapharm Arzneimittel GmbH, 5.50%	1.1%
CPI CG, Inc., 8.63%	1.1%
Upbound Group, Inc., 6.38%	1.1%
VZ Secured Financing BV, 5.00%	1.0%
CVR Energy, Inc., 5.75%	0.9%
Top Ten Total	11.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2023

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series P (High Yield Series)	4.52%	8.12%	2.37%	3.66%
Bloomberg U.S. Corporate High Yield Index	5.38%	9.06%	3.36%	4.43%

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
BBB	4.6%
BB	44.1%
B	37.1%
CCC	5.9%
NR2	1.9%
Other Instruments	6.4%
Total Investments	100.0%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[2]	NR (not rated) securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES P (HIGH YIELD SERIES)

	Shares	Value
COMMON STOCKS†† - 0.8%

Utilities - 0.7%
TexGen Power LLC*	7,929	$210,118

Consumer, Non-cyclical - 0.1%
Cengage Learning Holdings II, Inc.*	2,107	23,177
MEDIQ, Inc.*,†††	92	—
Total Consumer, Non-cyclical		23,177

Energy - 0.0%
Legacy Reserves, Inc.*,†††	1,969	15,752
Permian Production Partners LLC*,†††	9,124	469
Bruin E&P Partnership Units*,†††	6,071	136
Total Energy		16,357

Industrial - 0.0%
BP Holdco LLC*,†††,1	523	672
Vector Phoenix Holdings, LP*,†††	523	125
YAK BLOCKER 2 LLC*,†††	914	9
YAK BLOCKER 2 LLC*,†††	844	8
Total Industrial		814

Financial - 0.0%
Tensor Ltd.*	25,733	3

Total Common Stocks
(Cost $201,767)		250,469

PREFERRED STOCKS†† - 0.8%
Financial - 0.8%
American Equity Investment Life Holding Co.
5.95%	6,000	127,800
Charles Schwab Corp.
4.00%	150,000	109,463
Total Financial		237,263

Industrial - 0.0%
YAK BLOCKER 2 LLC *,†††	50,189	11,845
U.S. Shipping Corp.*,†††	24,529	2
Total Industrial		11,847

Total Preferred Stocks
(Cost $1,058,427)		249,110

WARRANTS† - 0.0%
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[3]	1,632	142
Total Warrants
(Cost $1,347)		142

MONEY MARKET FUND† - 4.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[4]	1,486,404	1,486,404
Total Money Market Fund
(Cost $1,486,404)		1,486,404

	Face Amount~	Value
CORPORATE BONDS†† - 80.7%
Consumer, Non-cyclical - 14.4%
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	410,000	$386,085
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	375,000	339,375
CPI CG, Inc.
8.63% due 03/15/26[5]	351,000	337,835
Upbound Group, Inc.
6.38% due 02/15/29[5,6]	375,000	332,813
Tenet Healthcare Corp.
6.13% due 06/15/30	125,000	123,212
6.75% due 05/15/31[5]	75,000	75,183
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	200,000	180,000
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	179,000	179,224
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	200,000	176,395
Grifols Escrow Issuer S.A.
4.75% due 10/15/28[5]	200,000	173,576
DaVita, Inc.
4.63% due 06/01/30[5]	200,000	171,696
Par Pharmaceutical, Inc.
due 04/01/27[5,7]	225,000	166,282
Post Holdings, Inc.
5.50% due 12/15/29[5]	75,000	69,208
4.63% due 04/15/30[5]	75,000	65,727
5.63% due 01/15/28[5]	25,000	24,021
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	200,000	155,500
Carriage Services, Inc.
4.25% due 05/15/29[5]	175,000	150,623
WW International, Inc.
4.50% due 04/15/29[5]	250,000	147,757
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	107,000	94,720
5.00% due 12/31/26[5]	50,000	45,750
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	225,000	133,920
Castor S.p.A.
8.78% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR 125,000	126,883
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR 125,000	115,934
ADT Security Corp.
4.13% due 08/01/29[5]	125,000	107,969
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]	100,000	97,174

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[5,7]	125,000	$92,500
Medline Borrower, LP
5.25% due 10/01/29[5]	100,000	86,770
Service Corporation International
3.38% due 08/15/30	100,000	83,630
Central Garden & Pet Co.
4.13% due 04/30/31[5]	75,000	61,834
GXO Logistics, Inc.
2.65% due 07/15/31	50,000	38,882
1.65% due 07/15/26	25,000	21,738
Nathan’s Famous, Inc.
6.63% due 11/01/25[5]	38,000	37,836
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	35,000	31,066
9.25% due 04/15/25[5]	7,000	6,528
Ingles Markets, Inc.
4.00% due 06/15/31[5]	25,000	20,876
Total Consumer, Non-cyclical		4,458,522

Communications - 12.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38% due 09/01/29[5]	250,000	235,540
4.25% due 02/01/31[5]	150,000	121,345
4.50% due 06/01/33[5]	125,000	98,161
4.25% due 01/15/34[5]	100,000	75,577
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	300,000	193,160
3.63% due 01/15/29[5]	300,000	179,926
Altice France S.A.
5.50% due 10/15/29[5]	325,000	232,421
5.13% due 07/15/29[5]	175,000	124,228
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	275,000	238,285
8.00% due 08/01/29[5]	100,000	85,351
VZ Secured Financing BV
5.00% due 01/15/32[5]	375,000	302,012
CSC Holdings LLC
4.13% due 12/01/30[5]	200,000	139,905
4.63% due 12/01/30[5]	200,000	88,987
3.38% due 02/15/31[5]	75,000	50,767
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	270,000	253,058
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	183,400
Sirius XM Radio, Inc.
3.88% due 09/01/31[5]	125,000	96,662
4.13% due 07/01/30[5]	100,000	81,655
Cogent Communications Group, Inc.
7.00% due 06/15/27[5]	175,000	169,312
UPC Broadband Finco BV
4.88% due 07/15/31[5]	200,000	164,618
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	200,000	161,712
AMC Networks, Inc.
4.25% due 02/15/29	300,000	161,270
TripAdvisor, Inc.
7.00% due 07/15/25[5]	125,000	125,000
Match Group Holdings II LLC
3.63% due 10/01/31[5]	150,000	123,291
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]	100,000	84,036
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	75,000	64,263
Cable One, Inc.
4.00% due 11/15/30[5]	75,000	58,594
Cengage Learning, Inc.
9.50% due 06/15/24[5]	16,000	16,041
Total Communications		3,908,577

Consumer, Cyclical - 12.2%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	265,000	250,833
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]	250,000	244,433
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]	250,000	209,287
Aramark Services, Inc.
5.00% due 02/01/28[5]	200,000	188,508
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	225,000	179,156
Allison Transmission, Inc.
3.75% due 01/30/31[5]	200,000	168,954
Station Casinos LLC
4.63% due 12/01/31[5]	200,000	168,500
Penn Entertainment, Inc.
4.13% due 07/01/29[5]	200,000	164,140
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]	175,000	161,995
Scotts Miracle-Gro Co.
4.38% due 02/01/32	200,000	157,477
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	175,000	154,000
Crocs, Inc.
4.25% due 03/15/29[5]	175,000	148,785
Newell Brands, Inc.
4.70% due 04/01/26	150,000	140,902
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]	150,000	139,514
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[5]	125,000	126,439
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]	150,000	122,198

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
United Airlines, Inc.
4.63% due 04/15/29[5]	125,000	$113,896
Wabash National Corp.
4.50% due 10/15/28[5]	125,000	108,390
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[5]	50,000	51,871
6.75% due 03/15/28[5]	50,000	50,396
Hanesbrands, Inc.
4.88% due 05/15/26[5]	100,000	93,354
Air Canada
3.88% due 08/15/26[5]	100,000	92,685
Michaels Companies, Inc.
5.25% due 05/01/28[5]	100,000	80,794
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[5]	75,000	77,560
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[5]	75,000	75,123
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]	75,000	65,813
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]	75,000	65,302
Superior Plus, LP
4.25% due 05/18/28[5]	CAD 75,000	50,296
Clarios Global Limited Partnership / Clarios US Finance Co.
6.75% due 05/15/28[5]	50,000	49,825
Papa John’s International, Inc.
3.88% due 09/15/29[5]	50,000	42,325
Park River Holdings, Inc.
5.63% due 02/01/29[5]	50,000	38,750
Total Consumer, Cyclical		3,781,501

Industrial - 11.8%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	275,000	265,287
5.25% due 07/15/28[5]	150,000	136,504
Artera Services LLC
9.03% due 12/04/25[5]	400,000	350,000
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	430,000	349,385
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[5]	175,000	173,864
9.25% due 04/15/27[5]	100,000	92,300
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	275,000	260,402
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	275,000	229,689
Enviri Corp.
5.75% due 07/31/27[5]	225,000	195,828
Trinity Industries, Inc.
7.75% due 07/15/28[5]	175,000	176,094
Masonite International Corp.
5.38% due 02/01/28[5]	175,000	166,813
Amsted Industries, Inc.
4.63% due 05/15/30[5]	175,000	156,095
Clearwater Paper Corp.
4.75% due 08/15/28[5]	175,000	154,028
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	125,000	124,188
4.25% due 02/01/32[5]	25,000	21,754
Standard Industries, Inc.
4.38% due 07/15/30[5]	150,000	129,915
Ball Corp.
3.13% due 09/15/31	125,000	102,821
6.00% due 06/15/29	25,000	24,813
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[5]	125,000	123,659
EnerSys
4.38% due 12/15/27[5]	100,000	92,049
Howmet Aerospace, Inc.
5.95% due 02/01/37	75,000	76,353
Arcosa, Inc.
4.38% due 04/15/29[5]	75,000	67,200
Emerald Debt Merger Sub LLC
6.63% due 12/15/30[5]	50,000	49,562
Stericycle, Inc.
5.38% due 07/15/24[5]	50,000	49,354
Hillenbrand, Inc.
3.75% due 03/01/31	50,000	42,000
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]	25,000	20,625
Total Industrial		3,630,582

Financial - 10.4%
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	225,000	192,938
5.75% due 06/15/27[5]	200,000	182,592
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	450,000	368,916
Iron Mountain, Inc.
5.63% due 07/15/32[5]	275,000	246,010
5.25% due 07/15/30[5]	75,000	67,579
Hunt Companies, Inc.
5.25% due 04/15/29[5]	358,000	284,263
OneMain Finance Corp.
3.88% due 09/15/28	225,000	183,937
4.00% due 09/15/30	75,000	57,750
NFP Corp.
6.88% due 08/15/28[5]	250,000	217,005
USI, Inc.
6.88% due 05/01/25[5]	175,000	173,688
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	200,000	162,172
HUB International Ltd.
7.00% due 05/01/26[5]	100,000	99,735
5.63% due 12/01/29[5]	50,000	44,854
Assurant, Inc.
7.00% due 03/27/48[2]	150,000	143,965

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
SLM Corp.
3.13% due 11/02/26	150,000	$129,750
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[5]	150,000	129,070
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	125,000	125,385
AmWINS Group, Inc.
4.88% due 06/30/29[5]	100,000	90,298
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	100,000	86,456
Kennedy-Wilson, Inc.
4.75% due 03/01/29	100,000	79,065
Starwood Property Trust, Inc.
4.38% due 01/15/27[5]	85,000	73,206
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	100,000	62,906
Total Financial		3,201,540

Basic Materials - 7.9%
Carpenter Technology Corp.
6.38% due 07/15/28	225,000	220,500
7.63% due 03/15/30	125,000	126,413
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]	275,000	250,701
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	275,000	250,250
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	200,000	192,820
INEOS Finance plc
6.75% due 05/15/28[5]	200,000	192,116
Ingevity Corp.
3.88% due 11/01/28[5]	225,000	192,098
WR Grace Holdings LLC
4.88% due 06/15/27[5]	200,000	185,486
SK Invictus Intermediate II SARL
5.00% due 10/30/29[5]	225,000	178,792
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	110,000	96,202
4.50% due 06/01/31[5]	75,000	59,788
Diamond BC BV
4.63% due 10/01/29[5]	150,000	151,314
Valvoline, Inc.
3.63% due 06/15/31[5]	125,000	101,605
4.25% due 02/15/30[5]	25,000	24,548
Novelis Corp.
4.75% due 01/30/30[5]	125,000	111,088
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	100,000	87,136
Mirabela Nickel Ltd.
due 06/24/19†††,7,8	390,085	18,529
Total Basic Materials		2,439,386

Energy - 7.3%
Parkland Corp.
4.63% due 05/01/30[5]	250,000	216,764
4.50% due 10/01/29[5]	225,000	195,188
CVR Energy, Inc.
5.75% due 02/15/28[5]	325,000	286,000
ITT Holdings LLC
6.50% due 08/01/29[5]	325,000	273,806
NuStar Logistics, LP
5.63% due 04/28/27	200,000	192,180
6.00% due 06/01/26	75,000	73,058
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	225,000	218,324
6.88% due 01/15/29	50,000	46,437
Holly Energy Partners Limited Partnership / Holly Energy Finance Corp.
6.38% due 04/15/27[5]	200,000	197,565
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	175,000	165,900
EnLink Midstream LLC
5.38% due 06/01/29	150,000	142,907
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	150,000	129,700
Kinetik Holdings, LP
5.88% due 06/15/30[5]	75,000	71,287
Southwestern Energy Co.
5.38% due 02/01/29	50,000	47,083
Basic Energy Services, Inc.
due 10/15/23[7]	168,000	840
Total Energy		2,257,039

Technology - 2.2%
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	200,000	200,177
Central Parent Incorporated / CDK Global Inc
7.25% due 06/15/29[5]	200,000	197,758
Capstone Borrower, Inc.
8.00% due 06/15/30[5]	150,000	148,127
Entegris Escrow Corp.
4.75% due 04/15/29[5]	100,000	92,832
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	50,000	42,191
Total Technology		681,085

Utilities - 1.8%
Terraform Global Operating, LP
6.13% due 03/01/26[5]	420,000	408,975
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25	75,000	72,390

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Clearway Energy Operating LLC
4.75% due 03/15/28[5]	75,000	$69,197
Total Utilities		550,562

Total Corporate Bonds
(Cost $28,425,208)		24,908,794

SENIOR FLOATING RATE INTERESTS††,◊ - 12.6%
Consumer, Cyclical - 3.0%
American Tire Distributors, Inc.
11.49% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/20/28	172,813	149,443
PetSmart LLC
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/11/28	147,375	146,884
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.72% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25	184,642	131,557
First Brands Group LLC
10.25% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	112,486	109,886
Apro LLC
9.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/16/26	97,750	96,919
CCRR Parent, Inc.
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/06/28	98,249	94,319
Holding SOCOTEC
9.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/02/28	73,500	71,356
Flutter Financing B.V.
8.75% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/24/28	49,625	49,659
Rent-A-Center, Inc.
8.56% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	46,492	46,434
Sweetwater Sound
9.47% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/05/28†††	47,915	45,279
Total Consumer, Cyclical		941,736

Industrial - 2.3%
Arcline FM Holdings LLC
10.25% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	171,938	167,209
Dispatch Terra Acquisition LLC
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/27/28	147,123	130,572
Pelican Products, Inc.
9.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	90,176	81,290
Michael Baker International LLC
10.19% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 12/01/28†††	73,875	73,413
Aegion Corp.
9.97% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 05/17/28	73,687	71,362
PECF USS Intermediate Holding III Corp.
9.52% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	73,999	60,309
Air Canada
8.84% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	49,500	49,429
Osmose Utility Services, Inc.
8.47% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	49,496	48,432
EMRLD Borrower LP
8.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	17,396	17,380
Total Industrial		699,396

Consumer, Non-cyclical - 2.1%
Quirch Foods Holdings LLC
9.99% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/27/27	97,500	92,747
Gibson Brands, Inc.
10.25% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	96,038	76,830
Osmosis Holdings Australia II Pty Ltd.
8.90% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/28	74,450	72,999
National Mentor Holdings, Inc.
8.98% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/02/28	93,662	70,422
Confluent Health LLC
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28	74,145	66,978
Blue Ribbon LLC
11.17% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	91,250	63,601
Women’s Care Holdings, Inc.
9.65% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28	62,702	55,178
Hostess Brands LLC
due 06/21/30	50,000	49,833
Balrog Acquisition, Inc.
9.69% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/05/28	50,000	49,625
Kronos Acquisition Holdings, Inc.
11.38% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26	24,688	24,163
TGP Holdings LLC
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	23,529	19,583
Total Consumer, Non-cyclical		641,959

Technology - 1.8%
Datix Bidco Ltd.
8.68% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	GBP 150,000	186,650
11.93% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP 75,000	93,296

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Peraton Corp.
8.95% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/01/28	119,929	$117,595
Cloud Software Group, Inc.
9.84% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 09/29/28	99,720	93,113
Atlas CC Acquisition Corp.
9.78% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28	73,500	63,635
Total Technology		554,289

Communications - 1.6%
Cengage Learning Acquisitions, Inc.
9.88% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	148,497	145,304
Cincinnati Bell, Inc.
8.45% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/22/28	124,684	119,125
Xplornet Communications, Inc.
9.22% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/02/28	122,813	99,734
Playtika Holding Corp.
7.94% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	97,750	97,274
Flight Bidco, Inc.
8.72% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/23/25	49,610	46,272
Total Communications		507,709

Financial - 1.0%
Citadel Securities, LP
8.22% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/02/28	94,288	94,204
Franchise Group, Inc.
9.97% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26	99,888	91,397
Claros Mortgage Trust, Inc.
9.69% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26†††	90,613	85,176
Eisner Advisory Group
10.47% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28	49,125	49,003
Total Financial		319,780

Basic Materials - 0.7%
LTI Holdings, Inc.
9.97% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26	98,855	96,094
NIC Acquisition Corp.
9.25% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/29/27	87,154	65,758
Nouryon USA LLC
9.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28	48,958	48,423
Total Basic Materials		210,275

Energy - 0.1%
Permian Production Partners LLC
11.22% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,9	18,614	18,521
Total Senior Floating Rate Interests
(Cost $4,179,899)		3,893,665

Total Investments - 99.7%
(Cost $35,353,052)		$30,788,584
Other Assets & Liabilities, net - 0.3%		106,948
Total Net Assets - 100.0%		$30,895,532

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Goldman Sachs International	CAD	Sell	67,000	50,384 USD	07/14/23	$(215)
Barclays Bank plc	GBP	Sell	224,000	282,390 USD	07/14/23	(2,109)
Bank of America, N.A.	EUR	Sell	227,000	245,198 USD	07/14/23	(2,685)
						$(5,009)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES P (HIGH YIELD SERIES)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Special Purpose Acquisition Company (SPAC).
[4]	Rate indicated is the 7-day yield as of June 30, 2023.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $21,740,821 (cost $24,437,787), or 70.4% of total net assets.

[6]

All or a portion of this has been physically segregated or earmarked in connection with reverse repurchase agreements. At June 30, 2023, the total market value of segregated or earmarked security was $332,813— See Note 11.

[7]	Security is in default of interest and/or principal obligations.
[8]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $18,529 (cost $353,909), or 0.1% of total net assets — See Note 9.

[9]	Payment-in-kind security.
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES P (HIGH YIELD SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$233,298	$17,171	$250,469
Preferred Stocks	—	237,263	11,847	249,110
Warrants	142	—	—	142
Money Market Fund	1,486,404	—	—	1,486,404
Corporate Bonds	—	24,890,265	18,529	24,908,794
Senior Floating Rate Interests	—	3,391,330	502,335	3,893,665
Total Assets	$1,486,546	$28,752,156	$549,882	$30,788,584

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$5,009	$—	$5,009

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $241,369 are categorized as Level 2 within the disclosure hierarchy — See Note 11.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$17,035	Enterprise Value	Valuation Multiple	2.7x-9.5x	2.9x
Common Stocks	136	Model Price	Liquidation Value	—	—
Corporate Bonds	18,529	Third Party Pricing	Broker Quote	—	—
Preferred Stocks	11,845	Enterprise Value	Valuation Multiple	4.9x	—
Preferred Stocks	2	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	279,946	Yield Analysis	Yield	11.0%-14.2%	12.1%
Senior Floating Rate Interests	222,389	Third Party Pricing	Broker Quote	—	—
Total Assets	$549,882

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2023, the Fund had securities with a total value of $130,455 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $259,404 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES P (HIGH YIELD SERIES)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$120,477	$559,713	$25,289	$2	$705,481	$(1,511)
Purchases/(Receipts)	—	186	—	—	186	—
(Sales, maturities and paydowns)/Fundings	—	(45,279)	—	—	(45,279)	70
Amortization of premiums/discounts	(281)	1,952	—	—	1,671	—
Corporate actions	—	—	17	11,845	11,862
Total realized gains (losses) included in earnings	—	(5,119)	—	—	(5,119)	283
Total change in unrealized appreciation (depreciation) included in earnings	(11,840)	30,004	(8,135)	—	10,029	1,158
Transfers into Level 3	—	130,455	—	—	130,455	—
Transfers out of Level 3	(89,827)	(169,577)	—	—	(259,404)	—
Ending Balance	$18,529	$502,335	$17,171	$11,847	$549,882	$—
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2023	$10,727	$14,437	$(8,135)	$—	$17,029	$—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23
Common Stocks
BP Holdco LLC*	$317	$—	$—	$—	$355	$672	523

*	Non-income producing security.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $35,352,867)	$30,787,912
Investments in affiliated issuers, at value (cost $185)	672
Cash	851
Prepaid expenses	141
Receivables:
Interest	468,637
Securities sold	92,747
Foreign tax reclaims	1,215
Fund shares sold	508
Total assets	31,352,683

Liabilities:
Reverse repurchase agreements	241,369
Unrealized depreciation on forward foreign currency exchange contracts	5,009
Payable for:
Securities purchased	143,156
Professional fees	29,651
Distribution and service fees	6,399
Management fees	5,485
Fund shares redeemed	4,139
Transfer agent/maintenance fees	2,095
Fund accounting/administration fees	1,019
Trustees’ fees*	544
Miscellaneous	18,285
Total liabilities	457,151
Net assets	$30,895,532

Net assets consist of:
Paid in capital	$41,929,465
Total distributable earnings (loss)	(11,033,933)
Net assets	$30,895,532
Capital shares outstanding	1,273,471
Net asset value per share	$24.26

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from unaffiliated issuers	$6,589
Interest from unaffiliated issuers	1,070,518
Total investment income	1,077,107

Expenses:
Management fees	92,249
Distribution and service fees	38,661
Transfer agent/maintenance fees	12,542
Professional fees	32,902
Fund accounting /administration fees	10,763
Trustees’ fees*	6,291
Custodian fees	5,107
Interest expense	4,148
Line of credit fees	1,106
Miscellaneous	5,619
Total expenses	209,388
Less:
Expenses reimbursed by Adviser	(2,315)
Expenses waived by Adviser	(40,799)
Earnings credits applied	(496)
Total waived/reimbursed expenses	(43,610)
Net expenses	165,778
Net investment income	911,329

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(321,551)
Forward foreign currency exchange contracts	(5,475)
Foreign currency transactions	281
Net realized loss	(326,745)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	811,876
Investments in affiliated issuers	355
Forward foreign currency exchange contracts	(10,070)
Foreign currency translations	52
Net change in unrealized appreciation (depreciation)	802,213
Net realized and unrealized gain	475,468
Net increase in net assets resulting from operations	$1,386,797

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

SERIES P (HIGH YIELD SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$911,329	$1,826,267
Net realized loss on investments	(326,745)	(1,015,877)
Net change in unrealized appreciation (depreciation) on investments	802,213	(4,766,138)
Net increase (decrease) in net assets resulting from operations	1,386,797	(3,955,748)

Distributions to shareholders	—	(2,232,635)

Capital share transactions:
Proceeds from sale of shares	3,551,683	9,470,895
Distributions reinvested	—	2,232,635
Cost of shares redeemed	(6,361,062)	(17,788,963)
Net decrease from capital share transactions	(2,809,379)	(6,085,433)
Net decrease in net assets	(1,422,582)	(12,273,816)

Net assets:
Beginning of period	32,318,114	44,591,930
End of period	$30,895,532	$32,318,114

Capital share activity:
Shares sold	148,451	390,216
Shares issued from reinvestment of distributions	—	95,986
Shares redeemed	(267,433)	(712,105)
Net decrease in shares	(118,982)	(225,903)

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$23.21	$27.55	$27.49	$28.39	$27.51	$31.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.70	1.28	1.30	1.37	1.68	1.79
Net gain (loss) on investments (realized and unrealized)	.35	(3.95)	.18	(.21)	1.45	(2.99)
Total from investment operations	1.05	(2.67)	1.48	1.16	3.13	(1.20)
Less distributions from:
Net investment income	—	(1.67)	(1.42)	(2.06)	(2.25)	(2.42)
Total distributions	—	(1.67)	(1.42)	(2.06)	(2.25)	(2.42)
Net asset value, end of period	$24.26	$23.21	$27.55	$27.49	$28.39	$27.51

Total Return[c]	4.52%	(9.70%)	5.41%	4.64%	11.59%	(4.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,896	$32,318	$44,592	$45,153	$54,288	$52,504
Ratios to average net assets:
Net investment income (loss)	5.93%	5.19%	4.70%	5.13%	5.89%	5.98%
Total expenses[d]	1.36%	1.28%	1.28%	1.38%	1.31%	1.42%
Net expenses[e,f,g]	1.08%	1.07%	1.08%	1.12%	1.10%	1.26%
Portfolio turnover rate	12%	33%	76%	84%	58%	51%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
—	—	—	—	—	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
1.05%	1.05%	1.06%	1.07%	1.07%	1.07%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES Q (SMALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2000

Ten Largest Holdings	% of Total Net Assets
Pioneer Natural Resources Co.	3.2%
iShares Russell 2000 Value ETF	2.6%
SPDR S&P Biotech ETF	2.6%
Euronet Worldwide, Inc.	2.2%
Rush Enterprises, Inc. — Class A	1.9%
H&E Equipment Services, Inc.	1.8%
OGE Energy Corp.	1.8%
MSC Industrial Direct Company, Inc. — Class A	1.8%
Encompass Health Corp.	1.7%
GATX Corp.	1.6%
Top Ten Total	21.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series Q (Small Cap Value Series)	1.44%	10.31%	4.76%	6.50%
Russell 2000 Value Index	2.50%	6.01%	3.54%	7.29%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 93.3%

Financial - 24.5%
Hancock Whitney Corp.	25,432	$976,080
STAG Industrial, Inc. REIT	22,618	811,534
Stifel Financial Corp.	13,103	781,856
Physicians Realty Trust REIT	54,266	759,181
Old National Bancorp	54,441	758,908
Unum Group	15,874	757,190
Texas Capital Bancshares, Inc.*	13,731	707,146
Banc of California, Inc.	59,918	693,851
Cathay General Bancorp	21,370	687,900
LXP Industrial Trust REIT	67,059	653,825
Axis Capital Holdings Ltd.	12,130	652,958
MGIC Investment Corp.	39,769	627,952
First Merchants Corp.	21,923	618,886
First American Financial Corp.	9,429	537,642
Hanmi Financial Corp.	35,569	531,045
Prosperity Bancshares, Inc.	8,912	503,350
Stewart Information Services Corp.	11,745	483,189
Apple Hospitality REIT, Inc.	30,185	456,096
Simmons First National Corp. — Class A	23,197	400,148
Sunstone Hotel Investors, Inc. REIT	35,434	358,592
Old Republic International Corp.	13,251	333,528
UMB Financial Corp.	5,372	327,155
Synovus Financial Corp.	9,959	301,260
Independent Bank Group, Inc.	7,348	253,726
United Bankshares, Inc.	8,031	238,280
First Hawaiian, Inc.	12,966	233,518
United Community Banks, Inc.	8,606	215,064
RMR Group, Inc. — Class A	7,220	167,287
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	165,429
Heritage Insurance Holdings, Inc.*	24,180	93,093
Total Financial		15,085,669

Industrial - 23.3%
GATX Corp.	7,873	1,013,570
Kirby Corp.*	12,130	933,404
Arcosa, Inc.	11,657	883,251
Summit Materials, Inc. — Class A*	22,256	842,390
Knight-Swift Transportation Holdings, Inc.	13,527	751,560
Advanced Energy Industries, Inc.	6,700	746,715
Daseke, Inc.*	94,908	676,694
Moog, Inc. — Class A	6,196	671,832
Mercury Systems, Inc.*	18,276	632,167
Sonoco Products Co.	10,651	628,622
PGT Innovations, Inc.*	21,399	623,781
Coherent Corp.*	11,749	598,964
Belden, Inc.	5,787	553,527
MDU Resources Group, Inc.	26,414	553,109
Terex Corp.	9,210	551,034
Curtiss-Wright Corp.	2,816	517,187
Littelfuse, Inc.	1,753	510,666
EnerSys	4,571	496,045
Graphic Packaging Holding Co.	19,212	461,664
Esab Corp.	6,348	422,396
Park Aerospace Corp.	28,528	393,686
AZEK Company, Inc.*	11,646	352,757
Knife River Corp.*	6,603	287,230
Stoneridge, Inc.*	13,470	253,910
Total Industrial		14,356,161

Consumer, Cyclical - 11.6%
Rush Enterprises, Inc. — Class A	19,655	1,193,845
H&E Equipment Services, Inc.	24,579	1,124,489
MSC Industrial Direct Company, Inc. — Class A	11,510	1,096,673
Alaska Air Group, Inc.*	18,927	1,006,538
Meritage Homes Corp.	2,973	422,969
Methode Electronics, Inc.	10,734	359,804
Hawaiian Holdings, Inc.*	31,086	334,796
MarineMax, Inc.*	9,293	317,449
Lakeland Industries, Inc.	21,184	304,838
Whirlpool Corp.	1,956	291,033
Leggett & Platt, Inc.	8,870	262,729
Macy’s, Inc.	13,170	211,378
Newell Brands, Inc.	22,864	198,917
Total Consumer, Cyclical		7,125,458

Consumer, Non-cyclical - 11.4%
Euronet Worldwide, Inc.*	11,618	1,363,605
Encompass Health Corp.	15,794	1,069,412
Enovis Corp.*	9,240	592,469
Central Garden & Pet Co. — Class A*	15,598	568,703
Certara, Inc.*	29,643	539,799
LivaNova plc*	10,351	532,352
Ingredion, Inc.	4,743	502,521
ICF International, Inc.	3,175	394,938
Addus HomeCare Corp.*	3,305	306,373
Integer Holdings Corp.*	2,929	259,539
Azenta, Inc.*	5,523	257,813
Perdoceo Education Corp.*	20,801	255,228
Ironwood Pharmaceuticals, Inc. — Class A*	16,911	179,933
Pacira BioSciences, Inc.*	4,408	176,629
Total Consumer, Non-cyclical		6,999,314

Energy - 6.7%
Pioneer Natural Resources Co.	9,473	1,962,616
CNX Resources Corp.*	40,226	712,805
Murphy Oil Corp.	16,018	613,489
Baytex Energy Corp.*	109,016	355,392
Diamondback Energy, Inc.	2,120	278,483
Patterson-UTI Energy, Inc.	19,446	232,769
Total Energy		4,155,554

Technology - 5.2%
Science Applications International Corp.	7,631	858,335
Amkor Technology, Inc.	25,193	749,492
MACOM Technology Solutions Holdings, Inc.*	8,201	537,411
Power Integrations, Inc.	4,139	391,839
Silicon Laboratories, Inc.*	2,327	367,061

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value
Conduent, Inc.*	95,977	$326,322
Total Technology		3,230,460

Utilities - 5.1%
OGE Energy Corp.	30,576	1,097,984
Black Hills Corp.	14,699	885,762
Spire, Inc.	7,249	459,877
Avista Corp.	9,559	375,382
ALLETE, Inc.	5,769	334,429
Total Utilities		3,153,434

Basic Materials - 4.0%
Huntsman Corp.	28,622	773,366
Avient Corp.	17,177	702,539
Ashland, Inc.	6,259	543,970
Commercial Metals Co.	8,977	472,729
Total Basic Materials		2,492,604

Communications - 1.5%
Ciena Corp.*	9,083	385,937
TEGNA, Inc.	19,791	321,406
Gray Television, Inc.	25,944	204,438
Total Communications		911,781

Total Common Stocks
(Cost $54,282,921)		57,510,435

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	116,667	—

Total Convertible Preferred Stocks
(Cost $111,410)		—

RIGHTS† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*	81,258	41,450
Total Rights
(Cost $—)		41,450

EXCHANGE-TRADED FUNDS† - 5.2%
iShares Russell 2000 Value ETF	11,483	1,616,806
SPDR S&P Biotech ETF	18,880	1,570,816
Total Exchange-Traded Funds
(Cost $2,835,621)		3,187,622

MONEY MARKET FUND† - 2.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[2]	1,660,236	1,660,236
Total Money Market Fund
(Cost $1,660,236)		1,660,236

Total Investments - 101.2%
(Cost $58,890,188)		$62,399,743
Other Assets & Liabilities, net - (1.2)%		(760,368)
Total Net Assets - 100.0%		$61,639,375

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES Q (SMALL CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$57,510,435	$—	$—		$57,510,435
Convertible Preferred Stocks	—	—	—	*	—
Rights	41,450	—	—		41,450
Exchange-Traded Funds	3,187,622	—	—		3,187,622
Money Market Fund	1,660,236	—	—		1,660,236
Total Assets	$62,399,743	$—	$—		$62,399,743

*	Security has a market value of $0.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $58,890,188)	$62,399,743
Prepaid expenses	135
Receivables:
Securities sold	279,486
Dividends	83,978
Interest	6,477
Total assets	62,769,819

Liabilities:
Payable for:
Securities purchased	933,963
Fund shares redeemed	122,083
Management fees	33,914
Distribution and service fees	12,475
Transfer agent/maintenance fees	2,063
Fund accounting/administration fees	1,519
Trustees’ fees*	1,351
Miscellaneous	23,076
Total liabilities	1,130,444
Net assets	$61,639,375

Net assets consist of:
Paid in capital	$50,238,347
Total distributable earnings (loss)	11,401,028
Net assets	$61,639,375
Capital shares outstanding	1,436,769
Net asset value per share	$42.90

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$698,566
Interest	39,747
Total investment income	738,313

Expenses:
Management fees	232,909
Distribution and service fees	77,636
Transfer agent/maintenance fees	12,562
Professional fees	20,134
Fund accounting/administration fees	17,190
Trustees’ fees*	7,032
Custodian fees	1,822
Line of credit fees	1,048
Miscellaneous	6,624
Total expenses	376,957
Less:
Expenses waived by Adviser	(31,514)
Net expenses	345,443
Net investment income	392,870

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,806,204
Net realized gain	2,806,204
Net change in unrealized appreciation (depreciation) on:
Investments	(2,288,324)
Net change in unrealized appreciation (depreciation)	(2,288,324)
Net realized and unrealized gain	517,880
Net increase in net assets resulting from operations	$910,750

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$392,870	$789,210
Net realized gain on investments	2,806,204	4,703,199
Net change in unrealized appreciation (depreciation) on investments	(2,288,324)	(8,393,736)
Net increase (decrease) in net assets resulting from operations	910,750	(2,901,327)

Distributions to shareholders	—	(3,785,119)

Capital share transactions:
Proceeds from sale of shares	1,836,585	5,461,906
Distributions reinvested	—	3,785,119
Cost of shares redeemed	(5,491,736)	(12,013,440)
Net decrease from capital share transactions	(3,655,151)	(2,766,415)
Net decrease in net assets	(2,744,401)	(9,452,861)

Net assets:
Beginning of period	64,383,776	73,836,637
End of period	$61,639,375	$64,383,776

Capital share activity:
Shares sold	43,301	124,259
Shares issued from reinvestment of distributions	—	93,460
Shares redeemed	(129,089)	(276,335)
Net decrease in shares	(85,788)	(58,616)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

SERIES Q (SMALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$42.29	$46.70	$37.30	$41.39	$36.18	$45.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.51	.27	.32	.32	.30
Net gain (loss) on investments (realized and unrealized)	.34	(2.37)	9.47	(1.36)	7.62	(5.28)
Total from investment operations	.61	(1.86)	9.74	(1.04)	7.94	(4.98)
Less distributions from:
Net investment income	—	(.31)	(.34)	(.37)	(.33)	(.16)
Net realized gains	—	(2.24)	—	(2.68)	(2.40)	(4.57)
Total distributions	—	(2.55)	(.34)	(3.05)	(2.73)	(4.73)
Net asset value, end of period	$42.90	$42.29	$46.70	$37.30	$41.39	$36.18

Total Return[c]	1.44%	(3.74%)	26.18%	(0.97%)	22.58%	(12.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$61,639	$64,384	$73,837	$64,418	$74,015	$68,349
Ratios to average net assets:
Net investment income (loss)	1.27%	1.17%	0.61%	0.97%	0.80%	0.68%
Total expenses[d]	1.21%	1.21%	1.21%	1.29%	1.29%	1.26%
Net expenses[e,f]	1.11%	1.12%	1.13%	1.14%	1.14%	1.14%
Portfolio turnover rate	14%	38%	32%	32%	54%	37%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
1.11%	1.12%	1.13%	1.13%	1.14%	1.14%

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES V (SMID CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1997

Ten Largest Holdings	% of Total Net Assets
Pioneer Natural Resources Co.	4.0%
Unum Group	2.8%
Ingredion, Inc.	2.4%
Euronet Worldwide, Inc.	2.0%
Bunge Ltd.	2.0%
MSC Industrial Direct Company, Inc. — Class A	1.9%
Pinnacle West Capital Corp.	1.8%
Kirby Corp.	1.8%
Teradyne, Inc.	1.7%
OGE Energy Corp.	1.7%
Top Ten Total	22.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series V (SMid Cap Value Series)	3.75%	12.93%	6.79%	8.53%
Russell 2500 Value Index	5.83%	10.37%	5.32%	8.02%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2500 Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES V (SMID CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 98.4%

Industrial - 25.4%
Kirby Corp.*	37,063	$2,851,998
Curtiss-Wright Corp.	15,343	2,817,895
Graphic Packaging Holding Co.	113,754	2,733,508
Knight-Swift Transportation Holdings, Inc.	42,599	2,366,800
Littelfuse, Inc.	8,066	2,349,707
Summit Materials, Inc. — Class A*	58,969	2,231,977
Johnson Controls International plc	31,250	2,129,375
PGT Innovations, Inc.*	68,573	1,998,903
Advanced Energy Industries, Inc.	17,827	1,986,819
Teledyne Technologies, Inc.*	4,806	1,975,794
Daseke, Inc.*	244,873	1,745,945
Arcosa, Inc.	23,028	1,744,832
Coherent Corp.*	30,351	1,547,294
MDU Resources Group, Inc.	67,949	1,422,852
GATX Corp.	11,044	1,421,805
Terex Corp.	23,685	1,417,074
EnerSys	11,333	1,229,857
Esab Corp.	17,760	1,181,750
Park Aerospace Corp.	73,696	1,017,005
Plexus Corp.*	9,638	946,837
AZEK Company, Inc.*	30,856	934,628
Mercury Systems, Inc.*	26,161	904,909
Sonoco Products Co.	14,545	858,446
Knife River Corp.*	16,987	738,934
Stoneridge, Inc.*	34,863	657,168
Total Industrial		41,212,112

Financial - 19.7%
Unum Group	94,220	4,494,294
Prosperity Bancshares, Inc.	44,851	2,533,184
Stifel Financial Corp.	34,421	2,053,901
Old Republic International Corp.	75,587	1,902,525
Texas Capital Bancshares, Inc.*	35,000	1,802,500
Jefferies Financial Group, Inc.	50,911	1,688,718
Axis Capital Holdings Ltd.	29,809	1,604,619
First Merchants Corp.	56,292	1,589,123
Physicians Realty Trust REIT	112,327	1,571,455
Sun Communities, Inc. REIT	10,576	1,379,745
First American Financial Corp.	24,171	1,378,230
Alexandria Real Estate Equities, Inc. REIT	11,382	1,291,743
Markel Group, Inc.*	907	1,254,544
Apple Hospitality REIT, Inc.	82,613	1,248,282
Ventas, Inc. REIT	25,543	1,207,418
Gaming and Leisure Properties, Inc. REIT	19,571	948,411
UMB Financial Corp.	14,293	870,444
Stewart Information Services Corp.	20,658	849,870
Synovus Financial Corp.	25,840	781,660
Hancock Whitney Corp.	18,175	697,556
United Bankshares, Inc.	20,753	615,742
Heritage Insurance Holdings, Inc.*	61,534	236,906
Total Financial		32,000,870

Consumer, Non-cyclical - 16.1%
Ingredion, Inc.	36,948	3,914,641
Euronet Worldwide, Inc.*	28,040	3,291,055
Bunge Ltd.	34,152	3,222,241
Encompass Health Corp.	40,473	2,740,427
Henry Schein, Inc.*	25,168	2,041,125
Integer Holdings Corp.*	22,585	2,001,257
Enovis Corp.*	27,084	1,736,626
Central Garden & Pet Co. — Class A*	43,114	1,571,936
ICF International, Inc.	8,167	1,015,893
Quest Diagnostics, Inc.	6,475	910,126
LivaNova plc*	16,420	844,480
Certara, Inc.*	45,799	834,000
Azenta, Inc.*	14,247	665,050
Ironwood Pharmaceuticals, Inc. — Class A*	42,997	457,488
Pacira BioSciences, Inc.*	11,211	449,225
Jazz Pharmaceuticals plc*	3,354	415,795
Total Consumer, Non-cyclical		26,111,365

Consumer, Cyclical - 8.3%
MSC Industrial Direct Company, Inc. — Class A	32,069	3,055,534
H&E Equipment Services, Inc.	58,057	2,656,108
Whirlpool Corp.	11,994	1,784,587
Alaska Air Group, Inc.*	32,117	1,707,982
Methode Electronics, Inc.	28,441	953,342
Lear Corp.	6,168	885,417
Meritage Homes Corp.	5,181	737,101
Leggett & Platt, Inc.	22,402	663,547
Lakeland Industries, Inc.	35,963	517,508
Newell Brands, Inc.	59,067	513,883
Total Consumer, Cyclical		13,475,009

Basic Materials - 7.8%
Westlake Corp.	23,085	2,757,965
Reliance Steel & Aluminum Co.	9,335	2,535,293
Huntsman Corp.	80,652	2,179,217
Avient Corp.	46,496	1,901,686
Nucor Corp.	10,390	1,703,752
Ashland, Inc.	17,628	1,532,050
Total Basic Materials		12,609,963

Technology - 7.3%
Teradyne, Inc.	25,467	2,835,241
Evolent Health, Inc. — Class A*	88,522	2,682,217
Science Applications International Corp.	22,524	2,533,500
Leidos Holdings, Inc.	19,309	1,708,460
MACOM Technology Solutions Holdings, Inc.*	21,155	1,386,287
Silicon Laboratories, Inc.*	4,715	743,744
Total Technology		11,889,449

Energy - 7.3%
Pioneer Natural Resources Co.	30,929	6,407,870
Diamondback Energy, Inc.	16,878	2,217,094
Equities Corp.	22,223	914,032

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES V (SMID CAP VALUE SERIES)

	Shares	Value
Murphy Oil Corp.	21,592	$826,974
Kinder Morgan, Inc.	47,986	826,319
Patterson-UTI Energy, Inc.	49,799	596,094
HydroGen Corp.*,†††,1	672,346	1
Total Energy		11,788,384

Utilities - 4.4%
Pinnacle West Capital Corp.	35,510	2,892,643
OGE Energy Corp.	78,870	2,832,222
Black Hills Corp.	22,184	1,336,808
Total Utilities		7,061,673

Communications - 2.1%
Fox Corp. — Class B	53,446	1,704,393
Ciena Corp.*	38,843	1,650,439
Total Communications		3,354,832

Total Common Stocks
(Cost $137,297,115)		159,503,657

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	1

Total Convertible Preferred Stocks
(Cost $294,439)		1

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	220,317	$112,384
Total Rights
(Cost $—)		112,384

MONEY MARKET FUND† - 1.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[3]	1,708,487	1,708,487
Total Money Market Fund
(Cost $1,708,487)		1,708,487

Total Investments - 99.6%
(Cost $139,300,041)		$161,324,529
Other Assets & Liabilities, net - 0.4%		697,725
Total Net Assets - 100.0%		$162,022,254

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES V (SMID CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$159,503,656	$—	$1	$159,503,657
Convertible Preferred Stocks	—	—	1	1
Rights	112,384	—	—	112,384
Money Market Fund	1,708,487	—	—	1,708,487
Total Assets	$161,324,527	$—	$2	$161,324,529

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Common Stocks
HydroGen Corp. *	$1	$—	$—	$—	$—	$1	672,346	$—

*	Non-income producing security.

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (SMID CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers,at value (cost $136,728,466)	$161,324,528
Investments in affiliated issuers, at value (cost $2,571,575)	1
Prepaid expenses	596
Receivables:
Securities sold	701,256
Dividends	212,567
Interest	3,103
Fund shares sold	124
Total assets	162,242,175

Liabilities:
Overdraft due to custodian bank	124
Payable for:
Fund shares redeemed	95,532
Management fees	63,628
Distribution and service fees	32,425
Professional fees	12,123
Transfer agent/maintenance fees	2,365
Fund accounting/administration fees	1,989
Trustees’ fees*	1,126
Miscellaneous	10,609
Total liabilities	219,921
Net assets	$162,022,254

Net assets consist of:
Paid in capital	$123,066,396
Total distributable earnings (loss)	38,955,858
Net assets	$162,022,254
Capital shares outstanding	2,179,136
Net asset value per share	$74.35

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers	$1,832,197
Interest	59,791
Total investment income	1,891,988

Expenses:
Management fees	607,184
Distribution and service fees	202,395
Transfer agent/maintenance fees	12,401
Fund accounting/administration fees	37,639
Professional fees	23,464
Trustees’ fees*	8,977
Line of credit fees	2,691
Custodian fees	1,736
Miscellaneous	9,882
Total expenses	906,369
Less:
Expenses reimbursed by Adviser	(853)
Expenses waived by Adviser	(191,203)
Total waived/reimbursed expenses	(192,056)
Net expenses	714,313
Net investment income	1,177,675

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,127,109
Net realized gain	2,127,109
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,713,004
Net change in unrealized appreciation (depreciation)	2,713,004
Net realized and unrealized gain	4,840,113
Net increase in net assets resulting from operations	$6,017,788

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

SERIES V (SMID CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,177,675	$2,330,277
Net realized gain on investments	2,127,109	13,613,515
Net change in unrealized appreciation (depreciation) on investments	2,713,004	(19,694,434)
Net increase (decrease) in net assets resulting from operations	6,017,788	(3,750,642)

Distributions to shareholders	—	(20,034,393)

Capital share transactions:
Proceeds from sale of shares	1,827,887	3,018,349
Distributions reinvested	—	20,034,393
Cost of shares redeemed	(10,891,586)	(21,572,513)
Net increase (decrease) from capital share transactions	(9,063,699)	1,480,229
Net decrease in net assets	(3,045,911)	(22,304,806)

Net assets:
Beginning of period	165,068,165	187,372,971
End of period	$162,022,254	$165,068,165

Capital share activity:
Shares sold	24,929	39,400
Shares issued from reinvestment of distributions	—	293,201
Shares redeemed	(149,320)	(283,522)
Net increase (decrease) in shares	(124,391)	49,079

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (SMID CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$71.66	$83.11	$68.31	$69.18	$61.70	$82.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.53	1.03	.61	1.21	.68	.53
Net gain (loss) on investments (realized and unrealized)	2.16	(3.04)	15.53	1.10 [g]	15.01	(9.07)
Total from investment operations	2.69	(2.01)	16.14	2.31	15.69	(8.54)
Less distributions from:
Net investment income	—	(.70)	(1.34)	(.77)	(.64)	(.49)
Net realized gains	—	(8.74)	—	(2.41)	(7.57)	(11.63)
Total distributions	—	(9.44)	(1.34)	(3.18)	(8.21)	(12.12)
Net asset value, end of period	$74.35	$71.66	$83.11	$68.31	$69.18	$61.70

Total Return[c]	3.75%	(1.86%)	23.75%	4.30%	26.70%	(12.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$162,022	$165,068	$187,373	$172,440	$195,207	$176,113
Ratios to average net assets:
Net investment income (loss)	1.45%	1.36%	0.76%	2.05%	1.01%	0.68%
Total expenses[d]	1.12%	1.13%	1.14%	1.22%	1.19%	1.19%
Net expenses[e,f]	0.88%	0.89%	0.90%	0.90%	0.91%	0.91%
Portfolio turnover rate	13%	40%	34%	38%	41%	65%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
0.88%	0.89%	0.90%	0.90%	0.91%	0.91%

[g]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: October 15, 1997

Ten Largest Holdings	% of Total Net Assets
Guggenheim Strategy Fund III	30.8%
Guggenheim Variable Insurance Strategy Fund III	26.4%
Guggenheim Strategy Fund II	11.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.1%
Rambus, Inc.	0.4%
Mueller Industries, Inc.	0.4%
Diodes, Inc.	0.4%
Advanced Energy Industries, Inc.	0.4%
Kulicke & Soffa Industries, Inc.	0.4%
Onto Innovation, Inc.	0.4%
Top Ten Total	72.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series X (StylePlus—Small Growth Series)	13.99%	18.46%	4.01%	9.23%
Russell 2000 Growth Index	13.55%	18.53%	4.22%	8.83%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 25.8%

Industrial - 7.4%
Mueller Industries, Inc.	1,334	$116,432
Advanced Energy Industries, Inc.	957	106,658
Boise Cascade Co.	1,087	98,210
Applied Industrial Technologies, Inc.	645	93,415
Apogee Enterprises, Inc.	1,839	87,297
Fabrinet*	614	79,746
Standex International Corp.	554	78,374
EnPro Industries, Inc.	567	75,712
Encore Wire Corp.	387	71,955
PGT Innovations, Inc.*	2,327	67,832
ITT, Inc.	721	67,204
Comfort Systems USA, Inc.	378	62,068
Badger Meter, Inc.	396	58,434
Albany International Corp. — Class A	622	58,020
Donaldson Company, Inc.	919	57,447
UFP Industries, Inc.	573	55,610
Timken Co.	577	52,813
Matson, Inc.	679	52,779
AAON, Inc.	546	51,766
Lindsay Corp.	422	50,362
Curtiss-Wright Corp.	251	46,099
Eagle Materials, Inc.	239	44,554
Belden, Inc.	461	44,094
Sturm Ruger & Company, Inc.	803	42,527
Acuity Brands, Inc.	259	42,238
Dorian LPG Ltd.	1,599	41,014
Alamo Group, Inc.	212	38,989
CTS Corp.	914	38,964
Louisiana-Pacific Corp.	477	35,766
Insteel Industries, Inc.	1,117	34,761
Simpson Manufacturing Company, Inc.	248	34,348
Watts Water Technologies, Inc. — Class A	173	31,785
OSI Systems, Inc.*	262	30,871
Hillenbrand, Inc.	398	20,409
Total Industrial		1,968,553

Technology - 5.2%
Rambus, Inc.*	1,831	117,434
Diodes, Inc.*	1,223	113,115
Kulicke & Soffa Industries, Inc.	1,713	101,838
Onto Innovation, Inc.*	848	98,767
SPS Commerce, Inc.*	508	97,566
Axcelis Technologies, Inc.*	519	95,148
Progress Software Corp.	1,215	70,592
NetScout Systems, Inc.*	2,194	67,904
Cohu, Inc.*	1,425	59,223
Photronics, Inc.*	2,038	52,560
Veradigm, Inc.*	3,848	48,485
Veeco Instruments, Inc.*	1,827	46,917
Digi International, Inc.*	1,074	42,305
Power Integrations, Inc.	430	40,708
MaxLinear, Inc. — Class A*	1,123	35,442
CEVA, Inc.*	1,348	34,441
PDF Solutions, Inc.*	758	34,186
Crane NXT Co.	578	32,622
NextGen Healthcare, Inc.*	1,838	29,812
Cirrus Logic, Inc.*	352	28,516
Computer Programs and Systems, Inc.*	1,129	27,875
Agilysys, Inc.*	395	27,113
Teradata Corp.*	428	22,859
Qualys, Inc.*	158	20,409
CommVault Systems, Inc.*	279	20,261
Consensus Cloud Solutions, Inc.*	635	19,685
Total Technology		1,385,783

Consumer, Non-cyclical - 4.7%
AMN Healthcare Services, Inc.*	839	91,552
Prestige Consumer Healthcare, Inc.*	1,384	82,251
elf Beauty, Inc.*	711	81,217
Innoviva, Inc.*	5,262	66,985
Alarm.com Holdings, Inc.*	1,250	64,600
Dynavax Technologies Corp.*	4,259	55,026
Merit Medical Systems, Inc.*	644	53,864
Vector Group Ltd.	4,112	52,675
Ensign Group, Inc.	545	52,026
H&R Block, Inc.	1,595	50,833
Supernus Pharmaceuticals, Inc.*	1,649	49,569
Amphastar Pharmaceuticals, Inc.*	840	48,275
Quanex Building Products Corp.	1,760	47,256
Vir Biotechnology, Inc.*	1,860	45,626
Corcept Therapeutics, Inc.*	2,042	45,434
Cytokinetics, Inc.*	1,264	41,232
Perdoceo Education Corp.*	3,172	38,920
Jazz Pharmaceuticals plc*	301	37,315
Collegium Pharmaceutical, Inc.*	1,679	36,082
Cross Country Healthcare, Inc.*	1,010	28,361
Ligand Pharmaceuticals, Inc. — Class B*	391	28,191
Cal-Maine Foods, Inc.	589	26,505
Catalyst Pharmaceuticals, Inc.*	1,912	25,697
Exelixis, Inc.*	1,339	25,588
Harmony Biosciences Holdings, Inc.*	711	25,020
Grand Canyon Education, Inc.*	207	21,364
CorVel Corp.*	101	19,544
Embecta Corp.	850	18,360
Ligand Pharmaceuticals, Inc.*,††	89	—
Ligand Pharmaceuticals, Inc.*,††	89	—
Total Consumer, Non-cyclical		1,259,368

Consumer, Cyclical - 2.7%
Cavco Industries, Inc.*	227	66,965
MSC Industrial Direct Company, Inc. — Class A	637	60,693
Installed Building Products, Inc.	419	58,727
Brunswick Corp.	664	57,529
Gentex Corp.	1,714	50,152
Wabash National Corp.	1,808	46,357
Monarch Casino & Resort, Inc.	625	44,031
Green Brick Partners, Inc.*	727	41,294
Academy Sports & Outdoors, Inc.	714	38,592
Boyd Gaming Corp.	546	37,876
Oxford Industries, Inc.	335	32,971

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value
Haverty Furniture Companies, Inc.	953	$28,800
Buckle, Inc.	824	28,510
Polaris, Inc.	222	26,846
Winnebago Industries, Inc.	401	26,743
Methode Electronics, Inc.	795	26,648
Ethan Allen Interiors, Inc.	879	24,858
Vista Outdoor, Inc.*	801	22,164
Total Consumer, Cyclical		719,756

Financial - 2.3%
Mr Cooper Group, Inc.*	1,673	84,721
Preferred Bank/Los Angeles CA	1,511	83,090
SouthState Corp.	982	64,616
Westamerica BanCorp	1,468	56,224
FB Financial Corp.	1,995	55,960
TrustCo Bank Corporation NY	1,790	51,212
Heritage Financial Corp.	3,120	50,450
Hanmi Financial Corp.	3,147	46,985
Ameris Bancorp	1,331	45,533
International Bancshares Corp.	824	36,421
American Equity Investment Life Holding Co.	640	33,350
Total Financial		608,562

Energy - 1.6%
SM Energy Co.	3,115	98,528
Civitas Resources, Inc.	1,093	75,821
Northern Oil and Gas, Inc.	1,566	53,745
Vital Energy, Inc.*	1,141	51,516
CONSOL Energy, Inc.	522	35,397
Matador Resources Co.	673	35,211
CVR Energy, Inc.	1,094	32,776
Antero Midstream Corp.	1,931	22,400
PBF Energy, Inc. — Class A	543	22,231
Total Energy		427,625

Communications - 1.3%
Extreme Networks, Inc.*	2,893	75,363
InterDigital, Inc.	732	70,674
A10 Networks, Inc.	3,549	51,780
Viavi Solutions, Inc.*	3,766	42,669
HealthStream, Inc.	1,542	37,872
Harmonic, Inc.*	2,336	37,773
Yelp, Inc. — Class A*	959	34,917
Total Communications		351,048

Basic Materials - 0.6%
Livent Corp.*	2,475	67,889
Olin Corp.	740	38,029
NewMarket Corp.	70	28,148
Sylvamo Corp.	679	27,466
Total Basic Materials		161,532

Total Common Stocks
(Cost $6,202,322)		6,882,227

MUTUAL FUNDS† - 70.1%
Guggenheim Strategy Fund III[1]	339,154	8,224,492
Guggenheim Variable Insurance Strategy Fund III[1]	290,980	7,053,347
Guggenheim Strategy Fund II1	130,833	3,168,771
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	30,697	298,682
Total Mutual Funds
(Cost $19,126,227)		18,745,292

MONEY MARKET FUND† - 2.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[2]	756,038	756,038
Total Money Market Fund
(Cost $756,038)		756,038

Total Investments - 98.7%
(Cost $26,084,587)		$26,383,557
Other Assets & Liabilities, net - 1.3%		346,366
Total Net Assets - 100.0%		$26,729,923

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	3	Sep 2023	$793,200	$80
Russell 2000 Index Mini Futures Contracts	6	Sep 2023	570,930	(1,325)
			$1,364,130	$(1,245)

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	Pay	5.20% (Federal Funds Rate +0.12%)	At Maturity	09/29/23	2,131	$19,102,582	$—

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2023.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,882,227	$—	*	$—	$6,882,227
Mutual Funds	18,745,292	—		—	18,745,292
Money Market Fund	756,038	—		—	756,038
Equity Futures Contracts**	80	—		—	80
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$26,383,637	$—		$—	$26,383,637

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,325	$—	$—	$1,325

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,587,860	$2,325,703	$(1,769,275)	$4,684	$19,799	$3,168,771	130,833	$79,408
Guggenheim Strategy Fund III	7,474,966	691,577	—	—	57,949	8,224,492	339,154	205,198
Guggenheim Ultra Short Duration Fund — Institutional Class	288,481	7,507	—	—	2,694	298,682	30,697	7,490
Guggenheim Variable Insurance Strategy Fund III	6,828,127	177,090	—	—	48,130	7,053,347	290,980	176,661
	$17,179,434	$3,201,877	$(1,769,275)	$4,684	$128,572	$18,745,292		$468,757

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $6,958,360)	$7,638,265
Investments in affiliated issuers, at value (cost $19,126,227)	18,745,292
Cash	72
Segregated cash with broker	14,000
Prepaid expenses	55
Receivables:
Swap settlement	2,473,033
Dividends	85,748
Interest	4,385
Variation margin on futures contracts	610
Total assets	28,961,460

Liabilities:
Segregated cash due to broker	2,100,000
Payable for:
Securities purchased	88,550
Distribution and service fees	5,519
Management fees	5,190
Transfer agent/maintenance fees	2,088
Fund accounting/administration fees	989
Fund shares redeemed	774
Trustees’ fees*	651
Miscellaneous	27,776
Total liabilities	2,231,537
Net assets	$26,729,923

Net assets consist of:
Paid in capital	$32,278,920
Total distributable earnings (loss)	(5,548,997)
Net assets	$26,729,923
Capital shares outstanding	1,047,848
Net asset value per share	$25.51

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $76)	$55,617
Dividends from securities of affiliated issuers	468,757
Interest	15,624
Total investment income	539,998

Expenses:
Management fees	94,688
Distribution and service fees	31,729
Transfer agent/maintenance fees	12,518
Interest expense	30,231
Professional fees	16,210
Fund accounting/administration fees	9,635
Trustees’ fees*	7,143
Custodian fees	5,602
Line of credit fees	429
Miscellaneous	5,123
Total expenses	213,308
Less:
Expenses reimbursed by Adviser	(1,555)
Expenses waived by Adviser	(50,283)
Earnings credits applied	(331)
Total waived/reimbursed expenses	(52,169)
Net expenses	161,139
Net investment income	378,859

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(100,525)
Investments in affiliated issuers	4,684
Swap agreements	2,477,226
Futures contracts	4,919
Net realized gain	2,386,304
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	859,584
Investments in affiliated issuers	128,572
Swap agreements	(455,885)
Futures contracts	25,718
Net change in unrealized appreciation (depreciation)	557,989
Net realized and unrealized gain	2,944,293
Net increase in net assets resulting from operations	$3,323,152

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$378,859	$358,406
Net realized gain (loss) on investments	2,386,304	(8,924,685)
Net change in unrealized appreciation (depreciation) on investments	557,989	(1,124,827)
Net increase (decrease) in net assets resulting from operations	3,323,152	(9,691,106)

Distributions to shareholders	—	(8,952,911)

Capital share transactions:
Proceeds from sale of shares	531,316	613,968
Distributions reinvested	—	8,952,911
Cost of shares redeemed	(1,417,276)	(3,640,657)
Net increase (decrease) from capital share transactions	(885,960)	5,926,222
Net increase (decrease) in net assets	2,437,192	(12,717,795)

Net assets:
Beginning of period	24,292,731	37,010,526
End of period	$26,729,923	$24,292,731

Capital share activity:
Shares sold	21,999	21,194
Shares issued from reinvestment of distributions	—	382,440
Shares redeemed	(59,457)	(122,777)
Net increase (decrease) in shares	(37,458)	280,857

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$22.38	$46.01	$44.91	$34.53	$30.87	$40.19
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	.38	.10	.17	.42	.56
Net gain (loss) on investments (realized and unrealized)	2.77	(12.10)	2.82	10.65	7.28	(3.33)
Total from investment operations	3.13	(11.72)	2.92	10.82	7.70	(2.77)
Less distributions from:
Net investment income	—	(.11)	(.19)	(.44)	(.22)	(.43)
Net realized gains	—	(11.80)	(1.63)	—	(3.82)	(6.12)
Total distributions	—	(11.91)	(1.82)	(.44)	(4.04)	(6.55)
Net asset value, end of period	$25.51	$22.38	$46.01	$44.91	$34.53	$30.87

Total Return[c]	13.99%	(26.61%)	6.54%	31.82%	25.68%	(10.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,729	$24,293	$37,011	$37,989	$33,036	$28,644
Ratios to average net assets:
Net investment income (loss)	3.00%	1.29%	0.22%	0.49%	1.24%	1.42%
Total expenses[d]	1.69%	1.43%	1.39%	1.50%	1.62%	1.47%
Net expenses[e,f,g]	1.28%	1.05%	1.00%	1.02%	1.11%	1.12%
Portfolio turnover rate	31%	73%	64%	86%	59%	65%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
—	—	—	—	—	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
1.04%	1.04%	1.00%	1.01%	1.03%	1.06%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 121

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Inception Date: May 3, 1999

Ten Largest Holdings	% of Total Net Assets
Guggenheim Strategy Fund II	22.4%
Guggenheim Variable Insurance Strategy Fund III	22.4%
Guggenheim Strategy Fund III	21.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.5%
Apple, Inc.	3.0%
Microsoft Corp.	1.5%
Alphabet, Inc. — Class C	1.4%
NVIDIA Corp.	0.8%
Exxon Mobil Corp.	0.6%
Merck & Company, Inc.	0.5%
Top Ten Total	82.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series Y (StylePlus—Large Growth Series)	26.96%	24.74%	13.51%	15.20%
Russell 1000 Growth Index	29.02%	27.11%	15.14%	15.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 1000 Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 20.3%

Technology - 8.5%
Apple, Inc.	7,017	$1,361,087
Microsoft Corp.	2,027	690,275
NVIDIA Corp.	902	381,564
QUALCOMM, Inc.	1,320	157,133
Applied Materials, Inc.	940	135,868
Texas Instruments, Inc.	701	126,194
NXP Semiconductor N.V.	532	108,890
ON Semiconductor Corp.*	1,151	108,862
Microchip Technology, Inc.	1,209	108,314
KLA Corp.	222	107,674
Analog Devices, Inc.	528	102,860
Lam Research Corp.	154	99,000
Broadcom, Inc.	110	95,417
Teradyne, Inc.	834	92,849
Autodesk, Inc.*	437	89,415
Adobe, Inc.*	63	30,806
Workday, Inc. — Class A*	128	28,914
Intuit, Inc.	62	28,408
ServiceNow, Inc.*	49	27,536
Total Technology		3,881,066

Consumer, Non-cyclical - 4.3%
Merck & Company, Inc.	1,982	228,703
Pfizer, Inc.	4,972	182,373
Bristol-Myers Squibb Co.	2,357	150,730
Amgen, Inc.	663	147,199
UnitedHealth Group, Inc.	289	138,905
Gilead Sciences, Inc.	1,759	135,566
Vertex Pharmaceuticals, Inc.*	336	118,242
AbbVie, Inc.	716	96,467
Incyte Corp.*	1,532	95,367
Altria Group, Inc.	1,839	83,307
Moderna, Inc.*	637	77,395
Eli Lilly & Co.	160	75,037
Molina Healthcare, Inc.*	244	73,503
Humana, Inc.	158	70,646
PepsiCo, Inc.	306	56,677
Archer-Daniels-Midland Co.	677	51,154
Johnson & Johnson	303	50,152
Quest Diagnostics, Inc.	337	47,369
Regeneron Pharmaceuticals, Inc.*	55	39,520
Thermo Fisher Scientific, Inc.	53	27,653
Kimberly-Clark Corp.	198	27,336
Total Consumer, Non-cyclical		1,973,301

Communications - 2.4%
Alphabet, Inc. — Class C*	5,133	620,939
Amazon.com, Inc.*	1,305	170,120
Motorola Solutions, Inc.	363	106,461
VeriSign, Inc.*	422	95,359
Gen Digital, Inc.	5,136	95,273
Total Communications		1,088,152

Industrial - 1.7%
Caterpillar, Inc.	547	134,589
Lockheed Martin Corp.	274	126,144
Deere & Co.	273	110,617
Masco Corp.	1,843	105,751
Keysight Technologies, Inc.*	604	101,140
Snap-on, Inc.	329	94,815
Expeditors International of Washington, Inc.	686	83,095
Total Industrial		756,151

Energy - 1.4%
Exxon Mobil Corp.	2,768	296,868
Marathon Petroleum Corp.	938	109,371
Occidental Petroleum Corp.	1,853	108,956
Coterra Energy, Inc. — Class A	3,486	88,196
Chevron Corp.	241	37,921
Total Energy		641,312

Consumer, Cyclical - 1.2%
Tesla, Inc.*	785	205,490
Lowe’s Companies, Inc.	531	119,847
Cummins, Inc.	452	110,812
DR Horton, Inc.	639	77,760
Home Depot, Inc.	154	47,838
Total Consumer, Cyclical		561,747

Basic Materials - 0.4%
CF Industries Holdings, Inc.	1,497	103,922
Mosaic Co.	2,876	100,660
Total Basic Materials		204,582

Financial - 0.4%
Visa, Inc. — Class A	477	113,278
Mastercard, Inc. — Class A	201	79,053
Total Financial		192,331

Total Common Stocks
(Cost $8,386,746)		9,298,642

MUTUAL FUNDS† - 74.4%
Guggenheim Strategy Fund II1	424,416	10,279,365
Guggenheim Variable Insurance Strategy Fund III[1]	423,213	10,258,690
Guggenheim Strategy Fund III[1]	399,496	9,687,770
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	398,227	3,874,752
Total Mutual Funds
(Cost $34,735,863)		34,100,577

MONEY MARKET FUND† - 3.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.96%[2]	1,808,862	1,808,862
Total Money Market Fund
(Cost $1,808,862)		1,808,862

Total Investments - 98.6%
(Cost $44,931,471)		$45,208,081
Other Assets & Liabilities, net - 1.4%		644,160
Total Net Assets - 100.0%		$45,852,241

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	7	Sep 2023	$1,570,275	$11,889
NASDAQ-100 Index Mini Futures Contracts	2	Sep 2023	613,250	6,630
			$2,183,525	$18,519

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	Pay	5.55% (Federal Funds Rate + 0.47%)	At Maturity	09/29/23	12,313	$34,810,205	$—

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2023.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,298,642	$—		$—	$9,298,642
Mutual Funds	34,100,577	—		—	34,100,577
Money Market Fund	1,808,862	—		—	1,808,862
Equity Futures Contracts**	18,519	—		—	18,519
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$45,226,600	$—		$—	$45,226,600

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares 06/30/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,651,513	$6,878,914	$(1,284,400)	$1,661	$31,677	$10,279,365	424,416	$177,321
Guggenheim Strategy Fund III	10,279,629	245,508	(913,902)	(33,835)	110,370	9,687,770	399,496	245,170
Guggenheim Ultra Short Duration Fund — Institutional Class	3,742,412	97,379	—	—	34,961	3,874,752	398,227	97,155
Guggenheim Variable Insurance Strategy Fund III	9,931,120	257,567	—	—	70,003	10,258,690	423,213	256,916
	$28,604,674	$7,479,368	$(2,198,302)	$(32,174)	$247,011	$34,100,577		$776,562

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 125

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments in unaffiliated issuers, at value (cost $10,195,608)	$11,107,504
Investments in affiliated issuers, at value (cost $34,735,863)	34,100,577
Segregated cash with broker	58,000
Prepaid expenses	168
Receivables:
Swap settlement	7,956,614
Dividends	155,134
Fund shares sold	19,450
Variation margin on futures contracts	12,155
Interest	8,853
Total assets	53,418,455

Liabilities:
Overdraft due to custodian bank	278
Segregated cash due to broker	7,330,000
Payable for:
Securities purchased	160,619
Distribution and service fees	9,399
Management fees	9,058
Transfer agent/maintenance fees	2,206
Fund accounting/administration fees	1,128
Trustees’ fees*	886
Fund shares redeemed	857
Miscellaneous	51,783
Total liabilities	7,566,214
Net assets	$45,852,241

Net assets consist of:
Paid in capital	$46,088,062
Total distributable earnings (loss)	(235,821)
Net assets	$45,852,241
Capital shares outstanding	2,624,327
Net asset value per share	$17.47

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $148)	$64,073
Dividends from securities of affiliated issuers	776,562
Interest	39,357
Total investment income	879,992

Expenses:
Management fees	130,959
Distribution and service fees	50,623
Transfer agent/maintenance fees	12,528
Interest expense	90,248
Professional fees	19,157
Fund accounting/administration fees	12,711
Trustees’ fees*	7,472
Custodian fees	3,676
Line of credit fees	699
Miscellaneous	5,377
Total expenses	333,450
Less:
Expenses reimbursed by Adviser	(2,061)
Expenses waived by Adviser	(62,210)
Earnings credits applied	(580)
Total waived/reimbursed expenses	(64,851)
Net expenses	268,599
Net investment income	611,393

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	103,347
Investments in affiliated issuers	(32,174)
Swap agreements	7,963,030
Futures contracts	71,740
Net realized gain	8,105,943
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,238,179
Investments in affiliated issuers	247,011
Swap agreements	(532,587)
Futures contracts	83,510
Net change in unrealized appreciation (depreciation)	1,036,113
Net realized and unrealized gain	9,142,056
Net increase in net assets resulting from operations	$9,753,449

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

126 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$611,393	$588,298
Net realized gain (loss) on investments	8,105,943	(9,758,413)
Net change in unrealized appreciation (depreciation) on investments	1,036,113	(8,117,879)
Net increase (decrease) in net assets resulting from operations	9,753,449	(17,287,994)

Distributions to shareholders	—	(10,472,266)

Capital share transactions:
Proceeds from sale of shares	1,824,837	2,650,703
Distributions reinvested	—	10,472,266
Cost of shares redeemed	(2,787,021)	(6,278,669)
Net increase (decrease) from capital share transactions	(962,184)	6,844,300
Net increase (decrease) in net assets	8,791,265	(20,915,960)

Net assets:
Beginning of period	37,060,976	57,976,936
End of period	$45,852,241	$37,060,976

Capital share activity:
Shares sold	112,242	134,492
Shares issued from reinvestment of distributions	—	690,327
Shares redeemed	(180,931)	(329,923)
Net increase (decrease) in shares	(68,689)	494,896

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 127

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$13.76	$26.38	$25.79	$19.82	$16.47	$20.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.24	.09	.16	.28	.34
Net gain (loss) on investments (realized and unrealized)	3.48	(7.87)	6.51	7.07	5.13	(.63)
Total from investment operations	3.71	(7.63)	6.60	7.23	5.41	(.29)
Less distributions from:
Net investment income	—	(.09)	(.17)	(.28)	(.38)	(.34)
Net realized gains	—	(4.90)	(5.84)	(.98)	(1.68)	(3.20)
Total distributions	—	(4.99)	(6.01)	(1.26)	(2.06)	(3.54)
Net asset value, end of period	$17.47	$13.76	$26.38	$25.79	$19.82	$16.47

Total Return[c]	26.96%	(30.69%)	27.77%	37.87%	33.92%	(3.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,852	$37,061	$57,977	$49,478	$40,187	$31,737
Ratios to average net assets:
Net investment income (loss)	3.03%	1.34%	0.34%	0.73%	1.51%	1.70%
Total expenses[d]	1.66%	1.21%	1.20%	1.29%	1.44%	1.38%
Net expenses[e,f,g]	1.34%	0.92%	0.88%	0.88%	0.97%	1.02%
Portfolio turnover rate	27%	65%	40%	66%	47%	59%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
—	—	—	—	—	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
0.88%	0.89%	0.87%	0.88%	0.90%	0.93%

128 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2023

SERIES Z (ALPHA OPPORTUNITY SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 7, 2003

Ten Largest Holdings	% of Total Net Assets
ITT, Inc.	1.1%
Fortive Corp.	1.1%
Snap-on, Inc.	1.1%
Marathon Petroleum Corp.	1.1%
Viatris, Inc.	1.1%
Abbott Laboratories	1.0%
H&R Block, Inc.	1.0%
SEI Investments Co.	1.0%
MSC Industrial Direct Company, Inc. — Class A	1.0%
Cisco Systems, Inc.	1.0%
Top Ten Total	10.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2023

	6 Month‡	1 Year	5 Year	10 Year
Series Z (Alpha Opportunity Series)	4.78%	3.50%	0.76%	3.29%
Morningstar Long/Short Equity Category Average	3.92%	5.54%	3.00%	3.57%
ICE BofA 3-Month U.S. Treasury Bill Index	2.27%	3.62%	1.56%	0.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA 3-Month U.S. Treasury Bill Index and Morningstar Long/Short Equity Category Average are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2023
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value
COMMON STOCKS† - 95.3%

Consumer, Non-cyclical - 21.4%
Viatris, Inc.	3,815	$38,074
Abbott Laboratories[1]	345	37,612
H&R Block, Inc.	1,163	37,065
Merck & Company, Inc.[1]	317	36,579
Kimberly-Clark Corp.	262	36,172
Amgen, Inc.[1]	162	35,967
Bristol-Myers Squibb Co.[1]	542	34,661
Hershey Co.	138	34,458
Incyte Corp.*,1	542	33,740
Innoviva, Inc.*	2,165	27,560
Perdoceo Education Corp.*	2,152	26,405
United Therapeutics Corp.*,1	119	26,269
Gilead Sciences, Inc.[1]	339	26,127
Vector Group Ltd.	1,849	23,686
Royalty Pharma plc — Class A	685	21,057
Exelixis, Inc.*,1	1,001	19,129
Hackett Group, Inc.	830	18,550
USANA Health Sciences, Inc.*	274	17,273
John B Sanfilippo & Son, Inc.	147	17,239
Vertex Pharmaceuticals, Inc.*,1	46	16,188
Dynavax Technologies Corp.*	1,234	15,943
Grand Canyon Education, Inc.*	153	15,791
Quanex Building Products Corp.	570	15,304
Humana, Inc.	34	15,202
Neurocrine Biosciences, Inc.*,1	148	13,956
Altria Group, Inc.	297	13,454
Campbell Soup Co.[1]	282	12,890
AMN Healthcare Services, Inc.*,1	113	12,331
Johnson & Johnson	70	11,586
Premier, Inc. — Class A	415	11,479
Edwards Lifesciences Corp.*,1	112	10,565
Vir Biotechnology, Inc.*	364	8,929
Supernus Pharmaceuticals, Inc.*	294	8,838
Eagle Pharmaceuticals, Inc.*,1	410	7,970
Molina Healthcare, Inc.*	25	7,531
Quest Diagnostics, Inc.	53	7,450
Perrigo Company plc	218	7,401
Moderna, Inc.*	60	7,290
QIAGEN N.V.*	157	7,070
Total Consumer, Non-cyclical		774,791

Industrial - 19.9%
ITT, Inc.	438	40,826
Fortive Corp.	536	40,077
Snap-on, Inc.[1]	138	39,770
3M Co.[1]	361	36,133
Builders FirstSource, Inc.*,1	262	35,632
UFP Industries, Inc.	355	34,453
Mueller Industries, Inc.	374	32,643
Dover Corp.[1]	218	32,188
Boise Cascade Co.	341	30,809
Standex International Corp.	212	29,991
Eagle Materials, Inc.[1]	146	27,217
Donaldson Company, Inc.[1]	426	26,629
Vishay Intertechnology, Inc.[1]	825	24,255
Acuity Brands, Inc.[1]	148	24,136
Simpson Manufacturing Company, Inc.[1]	170	23,545
Sturm Ruger & Company, Inc.	443	23,461
Landstar System, Inc.	118	22,720
Armstrong World Industries, Inc.[1]	291	21,377
Louisiana-Pacific Corp.	284	21,294
Masco Corp.	309	17,731
Golar LNG Ltd.	759	15,309
Expeditors International of Washington, Inc.	113	13,688
Toro Co.	126	12,808
Argan, Inc.[1]	317	12,493
Garmin Ltd.	113	11,785
Ardmore Shipping Corp.	936	11,559
Scorpio Tankers, Inc.	243	11,477
Keysight Technologies, Inc.*	63	10,549
International Seaways, Inc.	265	10,134
Dorian LPG Ltd.	330	8,464
GrafTech International Ltd.	1,589	8,009
Lindsay Corp.	63	7,518
Total Industrial		718,680

Consumer, Cyclical - 12.3%
MSC Industrial Direct Company, Inc. — Class A	387	36,874
Allison Transmission Holdings, Inc.[1]	599	33,819
Gentex Corp.[1]	1,153	33,737
PulteGroup, Inc.	414	32,160
MDC Holdings, Inc.[1]	659	30,821
Tri Pointe Homes, Inc.*	928	30,494
Brunswick Corp.[1]	303	26,252
DR Horton, Inc.[1]	207	25,190
Dolby Laboratories, Inc. — Class A	301	25,188
Boyd Gaming Corp.[1]	301	20,880
Patrick Industries, Inc.	249	19,920
PetMed Express, Inc.	1,399	19,292
Taylor Morrison Home Corp. — Class A*	351	17,118
Monarch Casino & Resort, Inc.	231	16,274
Meritage Homes Corp.	99	14,085
Cavco Industries, Inc.*	45	13,275
Buckle, Inc.[1]	372	12,871
NVR, Inc.*	2	12,701
Green Brick Partners, Inc.*	145	8,236
Academy Sports & Outdoors, Inc.	145	7,837
Home Depot, Inc.	24	7,456
Total Consumer, Cyclical		444,480

Financial - 10.0%
SEI Investments Co.	620	36,957
MGIC Investment Corp.[1]	2,331	36,807
SouthState Corp.	543	35,729
Equity Commonwealth REIT	1,746	35,374
Weyerhaeuser Co. REIT	853	28,584
Essent Group Ltd.	593	27,752
Preferred Bank/Los Angeles CA	477	26,230
Mr Cooper Group, Inc.*	374	18,939

130 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value
Radian Group, Inc.[1]	713	$18,025
NMI Holdings, Inc. — Class A*,1	623	16,086
Evercore, Inc. — Class A1	128	15,819
FB Financial Corp.	474	13,296
S&T Bancorp, Inc.	395	10,740
Renasant Corp.[1]	409	10,687
International Bancshares Corp.	172	7,602
Hilltop Holdings, Inc.	240	7,551
Travelers Companies, Inc.	41	7,120
Allstate Corp.	65	7,088
Total Financial		360,386

Technology - 9.3%
NetApp, Inc.[1]	441	33,692
Dropbox, Inc. — Class A*,1	1,230	32,804
Kulicke & Soffa Industries, Inc.	498	29,606
Applied Materials, Inc.	183	26,451
KLA Corp.	54	26,191
Apple, Inc.	115	22,307
NetScout Systems, Inc.*	668	20,675
Microsoft Corp.	57	19,411
Diodes, Inc.*,1	192	17,758
Cognizant Technology Solutions Corp. — Class A1	269	17,560
Akamai Technologies, Inc.*	185	16,626
Teradyne, Inc.	139	15,475
Photronics, Inc.*	512	13,204
Cirrus Logic, Inc.*,1	147	11,908
Veradigm, Inc.*,1	870	10,962
Teradata Corp.*	154	8,225
QUALCOMM, Inc.	63	7,500
Qualys, Inc.*	57	7,363
Total Technology		337,718

Utilities - 8.0%
Atmos Energy Corp.	311	36,182
OGE Energy Corp.[1]	1,006	36,125
Ameren Corp.	438	35,771
MGE Energy, Inc.[1]	445	35,204
Black Hills Corp.	579	34,891
ONE Gas, Inc.[1]	389	29,879
Consolidated Edison, Inc.	254	22,962
Clearway Energy, Inc. — Class C1	734	20,963
National Fuel Gas Co.[1]	392	20,133
Chesapeake Utilities Corp.[1]	136	16,184
Total Utilities		288,294

Energy - 5.8%
Marathon Petroleum Corp.[1]	331	38,595
Valero Energy Corp.[1]	314	36,832
Exxon Mobil Corp.[1]	340	36,465
Cheniere Energy, Inc.	148	22,549
Phillips 66	171	16,310
California Resources Corp.	317	14,357
PBF Energy, Inc. — Class A	314	12,855
REX American Resources Corp.*	361	12,567
Occidental Petroleum Corp.	180	10,584
SM Energy Co.	316	9,995
Total Energy		211,109

Communications - 5.8%
Cisco Systems, Inc.[1]	712	36,839
VeriSign, Inc.*	159	35,929
Yelp, Inc. — Class A*	726	26,434
Nexstar Media Group, Inc. — Class A	114	18,987
A10 Networks, Inc.[1]	1,241	18,106
InterDigital, Inc.	167	16,124
Verizon Communications, Inc.	342	12,719
T-Mobile US, Inc.*,1	90	12,501
TEGNA, Inc.	760	12,342
Motorola Solutions, Inc.	35	10,264
Extreme Networks, Inc.*	358	9,326
Total Communications		209,571

Basic Materials - 2.8%
NewMarket Corp.[1]	63	25,334
Westlake Corp.	199	23,774
Olin Corp.[1]	343	17,627
LyondellBasell Industries N.V. — Class A	142	13,040
CF Industries Holdings, Inc.[1]	168	11,662
AdvanSix, Inc.[1]	248	8,675
Total Basic Materials		100,112

Total Common Stocks
(Cost $3,273,629)		3,445,141

MONEY MARKET FUND† - 3.6%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.98%[2]	131,443	131,443
Total Money Market Fund
(Cost $131,443)		131,443

Total Investments - 98.9%
(Cost $3,405,072)		$3,576,584
Other Assets & Liabilities, net - 1.1%		39,248
Total Net Assets - 100.0%		$3,615,832

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES Z (ALPHA OPPORTUNITY SERIES)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	5.52% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$808,393	$52,861
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.47% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	808,391	52,397
						$1,616,784	$105,258
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	4.86% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	$1,810,906	$(56,857)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.77% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	1,831,150	(57,101)
						$3,642,056	$(113,958)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Vertex Pharmaceuticals, Inc.	11	0.50%	$1,693
John B Sanfilippo & Son, Inc.	34	0.49%	1,456
Perdoceo Education Corp.	506	0.77%	808
Kimberly-Clark Corp.	62	1.06%	645
Quanex Building Products Corp.	134	0.45%	623
AMN Healthcare Services, Inc.	27	0.36%	620
Hackett Group, Inc.	195	0.54%	603
Viatris, Inc.	898	1.11%	575
Exelixis, Inc.	236	0.56%	400
Dynavax Technologies Corp.	290	0.46%	395
Edwards Lifesciences Corp.	26	0.30%	273
Vector Group Ltd.	435	0.69%	270
Innoviva, Inc.	509	0.80%	234
Johnson & Johnson	17	0.35%	207
H&R Block, Inc.	274	1.08%	206
Merck & Company, Inc.	75	1.07%	177
USANA Health Sciences, Inc.	65	0.51%	128
Molina Healthcare, Inc.	6	0.22%	54
Quest Diagnostics, Inc.	13	0.23%	52
Perrigo Company plc	51	0.21%	44
Altria Group, Inc.	70	0.39%	37
Bristol-Myers Squibb Co.	127	1.00%	5
Abbott Laboratories	81	1.09%	4
United Therapeutics Corp.	28	0.76%	(13)
QIAGEN N.V.	37	0.21%	(34)
Moderna, Inc.	14	0.21%	(115)
Vir Biotechnology, Inc.	86	0.26%	(192)
Supernus Pharmaceuticals, Inc.	69	0.26%	(250)
Hershey Co.	32	0.99%	(262)
Neurocrine Biosciences, Inc.	35	0.41%	(267)
Premier, Inc. — Class A	98	0.34%	(357)
Amgen, Inc.	38	1.04%	(377)
Grand Canyon Education, Inc.	36	0.46%	(391)
Campbell Soup Co.	66	0.37%	(594)
Humana, Inc.	8	0.44%	(622)
Gilead Sciences, Inc.	80	0.76%	(625)
Incyte Corp.	127	0.98%	(1,237)
Eagle Pharmaceuticals, Inc.	96	0.23%	(1,435)
Royalty Pharma plc — Class A	161	0.61%	(1,830)
Total Consumer, Non-cyclical			908

Communications
Yelp, Inc. — Class A	171	0.77%	1,424
Cisco Systems, Inc.	168	1.08%	723
Extreme Networks, Inc.	84	0.27%	584
InterDigital, Inc.	39	0.47%	472
Nexstar Media Group, Inc. — Class A	27	0.56%	263
Motorola Solutions, Inc.	8	0.29%	62
T-Mobile US, Inc.	21	0.36%	36
VeriSign, Inc.	37	1.03%	18
TEGNA, Inc.	179	0.36%	2
Verizon Communications, Inc.	81	0.37%	(49)
A10 Networks, Inc.	292	0.53%	(92)
Total Communications			3,443

132 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Allison Transmission Holdings, Inc.	141	0.98%	$2,692
PulteGroup, Inc.	97	0.93%	1,978
DR Horton, Inc.	49	0.74%	1,425
MDC Holdings, Inc.	155	0.90%	1,310
Taylor Morrison Home Corp. — Class A	83	0.50%	1,013
Boyd Gaming Corp.	71	0.61%	999
Brunswick Corp.	71	0.76%	918
MSC Industrial Direct Company, Inc. — Class A	91	1.07%	815
Patrick Industries, Inc.	59	0.58%	791
Tri Pointe Homes, Inc.	218	0.89%	777
Meritage Homes Corp.	23	0.40%	478
Cavco Industries, Inc.	11	0.40%	299
Academy Sports & Outdoors, Inc.	34	0.23%	189
Green Brick Partners, Inc.	34	0.24%	172
Gentex Corp.	271	0.98%	163
Monarch Casino & Resort, Inc.	54	0.47%	137
Home Depot, Inc.	6	0.23%	125
Dolby Laboratories, Inc. — Class A	71	0.73%	67
Buckle, Inc.	88	0.38%	(164)
PetMed Express, Inc.	329	0.56%	(304)
Total Consumer, Cyclical			13,880

Industrial
Standex International Corp.	50	0.90%	2,826
Snap-on, Inc.	33	1.18%	2,511
Eagle Materials, Inc.	34	0.78%	2,142
Vishay Intertechnology, Inc.	194	0.71%	1,970
Mueller Industries, Inc.	88	0.95%	1,906
Louisiana-Pacific Corp.	67	0.62%	1,480
Builders FirstSource, Inc.	62	1.04%	1,288
Boise Cascade Co.	80	0.89%	1,278
Fortive Corp.	126	1.17%	1,230
Simpson Manufacturing Company, Inc.	40	0.69%	1,097
UFP Industries, Inc.	84	1.01%	1,081
Dorian LPG Ltd.	78	0.25%	1,017
ITT, Inc.	103	1.19%	665
Masco Corp.	73	0.52%	442
Donaldson Company, Inc.	100	0.77%	422
Landstar System, Inc.	28	0.67%	408
Armstrong World Industries, Inc.	68	0.62%	376
Dover Corp.	51	0.93%	269
Expeditors International of Washington, Inc.	27	0.40%	184
Keysight Technologies, Inc.	15	0.31%	159
International Seaways, Inc.	62	0.29%	128
Ardmore Shipping Corp.	220	0.34%	66
Scorpio Tankers, Inc.	57	0.33%	47
GrafTech International Ltd.	374	0.23%	40
Toro Co.	30	0.38%	8
Garmin Ltd.	26	0.34%	(31)
Argan, Inc.	75	0.37%	(105)
Golar LNG Ltd.	179	0.45%	(237)
Acuity Brands, Inc.	35	0.71%	(381)
Lindsay Corp.	15	0.22%	(447)
3M Co.	85	1.05%	(733)
Sturm Ruger & Company, Inc.	104	0.68%	(771)
Total Industrial			20,335

Basic Materials
NewMarket Corp.	15	0.75%	1,242
CF Industries Holdings, Inc.	40	0.34%	(27)
LyondellBasell Industries N.V. — Class A	33	0.37%	(62)
Westlake Corp.	47	0.69%	(118)
AdvanSix, Inc.	58	0.25%	(303)
Olin Corp.	81	0.51%	(317)
Total Basic Materials			415

Technology
Dropbox, Inc. — Class A	289	0.95%	1,272
Kulicke & Soffa Industries, Inc.	117	0.86%	1,088
KLA Corp.	13	0.78%	856
NetApp, Inc.	104	0.98%	846
Microsoft Corp.	13	0.55%	737
Diodes, Inc.	45	0.51%	697
Teradata Corp.	36	0.24%	696
Teradyne, Inc.	33	0.45%	625
Photronics, Inc.	120	0.38%	515
Applied Materials, Inc.	43	0.77%	474
Cirrus Logic, Inc.	35	0.35%	431
Apple, Inc.	27	0.65%	353
Cognizant Technology Solutions Corp. — Class A	63	0.51%	228
QUALCOMM, Inc.	15	0.22%	212
Qualys, Inc.	14	0.22%	109
NetScout Systems, Inc.	157	0.60%	105
Veradigm, Inc.	205	0.32%	0
Akamai Technologies, Inc.	44	0.49%	(180)
Total Technology			9,064

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
MGIC Investment Corp.	549	1.07%	$891
Essent Group Ltd.	140	0.81%	821
Weyerhaeuser Co.	201	0.83%	772
NMI Holdings, Inc. — Class A	147	0.47%	714
Radian Group, Inc.	168	0.53%	562
Evercore, Inc. — Class A	30	0.46%	553
Mr Cooper Group, Inc.	88	0.55%	329
Hilltop Holdings, Inc.	57	0.22%	185
Preferred Bank/Los Angeles CA	112	0.76%	94
SouthState Corp.	128	1.04%	39
SEI Investments Co.	146	1.08%	27
International Bancshares Corp.	40	0.22%	17
Allstate Corp.	15	0.20%	(10)
Travelers Companies, Inc.	10	0.21%	(12)
S&T Bancorp, Inc.	93	0.31%	(84)
Equity Commonwealth	411	1.03%	(153)
Renasant Corp.	96	0.31%	(653)
FB Financial Corp.	111	0.39%	(997)
Total Financial			3,095

Utilities
MGE Energy, Inc.	105	1.04%	607
Atmos Energy Corp.	73	1.05%	117
ONE Gas, Inc.	92	0.87%	100
Chesapeake Utilities Corp.	32	0.47%	52
Ameren Corp.	103	1.04%	(27)
Consolidated Edison, Inc.	60	0.67%	(152)
Black Hills Corp.	136	1.01%	(227)
OGE Energy Corp.	237	1.05%	(741)
National Fuel Gas Co.	92	0.58%	(784)
Clearway Energy, Inc. — Class C	173	0.61%	(829)
Total Utilities			(1,884)

Energy
Marathon Petroleum Corp.	78	1.13%	1,047
Exxon Mobil Corp.	80	1.06%	691
REX American Resources Corp.	85	0.37%	485
California Resources Corp.	75	0.42%	365
SM Energy Co.	74	0.29%	352
PBF Energy, Inc. — Class A	74	0.37%	327
Cheniere Energy, Inc.	35	0.66%	298
Phillips 66	40	0.47%	(36)
Valero Energy Corp.	74	1.07%	(156)
Occidental Petroleum Corp.	42	0.31%	(232)
Total Energy			3,141
Total MS Equity Long Custom Basket			52,397

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Driven Brands Holdings, Inc.	834	(1.23)%	1,826
Equifax, Inc.	102	(1.31)%	1,331
Clarivate plc	791	(0.41)%	1,088
Global Payments, Inc.	178	(0.96)%	896
ABM Industries, Inc.	491	(1.14)%	632
Utz Brands, Inc.	509	(0.45)%	405
TreeHouse Foods, Inc.	281	(0.77)%	(796)
FTI Consulting, Inc.	82	(0.85)%	(960)
Estee Lauder Companies, Inc. — Class A	83	(0.89)%	(1,221)
Quanta Services, Inc.	93	(1.00)%	(1,643)
Booz Allen Hamilton Holding Corp.	94	(0.57)%	(1,792)
ICF International, Inc.	158	(1.07)%	(3,283)
CoStar Group, Inc.	274	(1.33)%	(3,587)
TransUnion	311	(1.33)%	(4,565)
GXO Logistics, Inc.	284	(0.97)%	(4,626)
Neogen Corp.	1,134	(1.35)%	(4,876)
Total Consumer, Non-cyclical			(21,171)

Financial
Sun Communities, Inc.	174	(1.25)%	7,371
Rexford Industrial Realty, Inc.	428	(1.22)%	3,793
American Tower Corp. — Class A	139	(1.47)%	3,431
Howard Hughes Corp.	230	(0.99)%	2,459
Outfront Media, Inc.	777	(0.67)%	2,225
Equitable Holdings, Inc.	942	(1.40)%	1,934
Healthcare Realty Trust, Inc.	927	(0.95)%	1,917
Kemper Corp.	270	(0.71)%	1,915
Kennedy-Wilson Holdings, Inc.	1,420	(1.27)%	1,872
Raymond James Financial, Inc.	280	(1.59)%	1,636
Americold Realty Trust, Inc.	712	(1.26)%	1,263
TFS Financial Corp.	702	(0.48)%	807
Prologis, Inc.	169	(1.13)%	739
Assured Guaranty Ltd.	359	(1.09)%	719
Equinix, Inc.	30	(1.28)%	258
Progressive Corp.	135	(0.98)%	221
Stellar Bancorp, Inc.	507	(0.63)%	169
Rayonier, Inc.	724	(1.24)%	118
Popular, Inc.	143	(0.47)%	98
Northern Trust Corp.	205	(0.83)%	64
KKR & Company, Inc. — Class A	422	(1.29)%	19
Hanover Insurance Group, Inc.	106	(0.65)%	(6)

134 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Crown Castle, Inc.	55	(0.34)%	$(41)
Voya Financial, Inc.	93	(0.36)%	(72)
Annaly Capital Management, Inc.	591	(0.65)%	(272)
State Street Corp.	202	(0.81)%	(309)
Omega Healthcare Investors, Inc.	295	(0.49)%	(422)
Boston Properties, Inc.	105	(0.33)%	(669)
Medical Properties Trust, Inc.	1,043	(0.53)%	(735)
AGNC Investment Corp.	1,100	(0.61)%	(744)
UDR, Inc.	553	(1.30)%	(962)
Jones Lang LaSalle, Inc.	83	(0.71)%	(1,030)
Brighthouse Financial, Inc.	609	(1.57)%	(1,034)
UMH Properties, Inc.	1,126	(0.98)%	(1,102)
Ellington Financial, Inc.	1,160	(0.87)%	(1,172)
Welltower, Inc.	231	(1.02)%	(1,345)
PennyMac Mortgage Investment Trust	1,117	(0.82)%	(1,402)
Carlyle Group, Inc.	309	(0.54)%	(1,563)
Apollo Global Management, Inc.	161	(0.68)%	(1,801)
PennyMac Financial Services, Inc.	334	(1.28)%	(2,489)
Iron Mountain, Inc.	449	(1.39)%	(2,501)
Ares Management Corp. — Class A	229	(1.20)%	(3,379)
Digital Realty Trust, Inc.	218	(1.36)%	(4,180)
Total Financial			5,798

Utilities
Avista Corp.	512	(1.10)%	2,175
Spire, Inc.	297	(1.03)%	1,999
Dominion Energy, Inc.	405	(1.15)%	1,559
Sempra Energy	179	(1.42)%	1,135
UGI Corp.	555	(0.82)%	317
CMS Energy Corp.	359	(1.15)%	291
PG&E Corp.	1,250	(1.18)%	51
American Electric Power Company, Inc.	314	(1.44)%	(113)
Alliant Energy Corp.	403	(1.15)%	(113)
DTE Energy Co.	161	(0.97)%	(127)
Exelon Corp.	360	(0.80)%	(310)
Edison International	313	(1.19)%	(853)
Total Utilities			6,011

Technology
Evolent Health, Inc. — Class A	371	(0.61)%	1,008
Procore Technologies, Inc.	161	(0.57)%	(71)
KBR, Inc.	149	(0.53)%	(514)
Guidewire Software, Inc.	123	(0.51)%	(549)
Alteryx, Inc. — Class A	179	(0.44)%	(654)
Paycor HCM, Inc.	587	(0.76)%	(872)
Privia Health Group, Inc.	776	(1.11)%	(1,495)
Ceridian HCM Holding, Inc.	325	(1.19)%	(2,463)
Total Technology			(5,610)

Industrial
Waste Management, Inc.	62	(0.60)%	(3)
Boeing Co.	79	(0.91)%	(911)
Vulcan Materials Co.	43	(0.53)%	(984)
Kirby Corp.	146	(0.61)%	(1,265)
Tetra Tech, Inc.	48	(0.43)%	(1,483)
Clean Harbors, Inc.	55	(0.49)%	(1,679)
NV5 Global, Inc.	116	(0.70)%	(1,831)
MasTec, Inc.	90	(0.58)%	(2,746)
Casella Waste Systems, Inc. — Class A	174	(0.86)%	(4,346)
MSA Safety, Inc.	124	(1.18)%	(5,831)
Total Industrial			(21,079)

Consumer, Cyclical
UniFirst Corp.	103	(0.88)%	4,642
Ollie’s Bargain Outlet Holdings, Inc.	91	(0.29)%	66
Newell Brands, Inc.	1,957	(0.93)%	(20)
OPENLANE, Inc.	1,223	(1.02)%	(117)
Burlington Stores, Inc.	53	(0.46)%	(438)
Five Below, Inc.	48	(0.52)%	(576)
Shake Shack, Inc. — Class A	139	(0.59)%	(1,263)
VF Corp.	1,113	(1.16)%	(1,384)
Tesla, Inc.	40	(0.57)%	(2,783)
Floor & Decor Holdings, Inc. — Class A	148	(0.84)%	(3,579)
Copart, Inc.	238	(1.19)%	(6,219)
Total Consumer, Cyclical			(11,671)

Basic Materials
Hecla Mining Co.	1,993	(0.57)%	1,803
Royal Gold, Inc.	93	(0.58)%	967
Piedmont Lithium, Inc.	153	(0.48)%	564
Carpenter Technology Corp.	236	(0.72)%	(4,150)
Total Basic Materials			(816)

Communications
Robinhood Markets, Inc. — Class A	484	(0.27)%	(154)
Palo Alto Networks, Inc.	22	(0.31)%	(197)
Chewy, Inc. — Class A	218	(0.47)%	(751)
DoorDash, Inc. — Class A	166	(0.69)%	(1,800)
Uber Technologies, Inc.	151	(0.36)%	(2,281)
Total Communications			(5,183)

Energy
NOV, Inc.	949	(0.83)%	4,488
Hess Corp.	201	(1.49)%	(1,071)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Valaris Ltd.	152	(0.52)%	$(1,487)
Tidewater, Inc.	212	(0.64)%	(2,591)
Schlumberger N.V.	480	(1.29)%	(2,719)
Total Energy			(3,380)
Total MS Equity Short Custom Basket			(57,101)

GS EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Vertex Pharmaceuticals, Inc.	11	0.53%	1,687
John B Sanfilippo & Son, Inc.	34	0.49%	1,454
Perdoceo Education Corp.	506	0.77%	807
Kimberly-Clark Corp.	62	1.06%	648
AMN Healthcare Services, Inc.	27	0.36%	625
Quanex Building Products Corp.	134	0.45%	621
Hackett Group, Inc.	195	0.54%	601
Viatris, Inc.	898	1.11%	570
Exelixis, Inc.	236	0.56%	409
Dynavax Technologies Corp.	290	0.46%	399
Edwards Lifesciences Corp.	26	0.30%	276
Vector Group Ltd.	435	0.69%	274
Innoviva, Inc.	509	0.80%	240
Johnson & Johnson	17	0.35%	206
H&R Block, Inc.	274	1.08%	181
Merck & Company, Inc.	75	1.07%	179
USANA Health Sciences, Inc.	65	0.51%	122
Quest Diagnostics, Inc.	13	0.23%	54
Molina Healthcare, Inc.	6	0.22%	50
Perrigo Company plc	51	0.21%	43
Altria Group, Inc.	70	0.39%	32
Bristol-Myers Squibb Co.	127	1.00%	9
Abbott Laboratories	81	1.09%	5
United Therapeutics Corp.	28	0.76%	(13)
QIAGEN N.V.	37	0.21%	(36)
Moderna, Inc.	14	0.21%	(117)
Vir Biotechnology, Inc.	86	0.26%	(199)
Supernus Pharmaceuticals, Inc.	69	0.26%	(246)
Neurocrine Biosciences, Inc.	35	0.41%	(271)
Hershey Co.	32	0.99%	(271)
Amgen, Inc.	38	1.04%	(342)
Premier, Inc. — Class A	98	0.34%	(358)
Grand Canyon Education, Inc.	36	0.46%	(395)
Campbell Soup Co.	66	0.37%	(591)
Gilead Sciences, Inc.	80	0.76%	(617)
Humana, Inc.	8	0.44%	(620)
Incyte Corp.	127	0.98%	(1,209)
Eagle Pharmaceuticals, Inc.	96	0.23%	(1,461)
Royalty Pharma plc — Class A	161	0.61%	(1,811)
Total Consumer, Non-cyclical			935

Communications
Yelp, Inc. — Class A	171	0.77%	1,435
Cisco Systems, Inc.	168	1.08%	726
Extreme Networks, Inc.	84	0.27%	584
InterDigital, Inc.	39	0.47%	478
Nexstar Media Group, Inc. — Class A	27	0.56%	264
Motorola Solutions, Inc.	8	0.29%	62
T-Mobile US, Inc.	21	0.36%	39
VeriSign, Inc.	37	1.03%	17
TEGNA, Inc.	179	0.36%	3
Verizon Communications, Inc.	81	0.37%	(52)
A10 Networks, Inc.	292	0.53%	(101)
Total Communications			3,455

Consumer, Cyclical
Allison Transmission Holdings, Inc.	141	0.98%	2,683
PulteGroup, Inc.	97	0.93%	1,984
DR Horton, Inc.	49	0.74%	1,431
MDC Holdings, Inc.	155	0.90%	1,311
Taylor Morrison Home Corp. — Class A	83	0.50%	1,017
Boyd Gaming Corp.	71	0.61%	1,007
Brunswick Corp.	71	0.76%	927
MSC Industrial Direct Company, Inc. — Class A	91	1.07%	813
Patrick Industries, Inc.	59	0.58%	793
Tri Pointe Homes, Inc.	218	0.89%	792
Meritage Homes Corp.	23	0.40%	481
Cavco Industries, Inc.	11	0.40%	298
Academy Sports & Outdoors, Inc.	34	0.23%	192
Green Brick Partners, Inc.	34	0.24%	174
Gentex Corp.	271	0.98%	162
Monarch Casino & Resort, Inc.	54	0.47%	133
Home Depot, Inc.	6	0.23%	124
Dolby Laboratories, Inc. — Class A	71	0.73%	69
Buckle, Inc.	88	0.38%	(161)
PetMed Express, Inc.	329	0.56%	(304)
Total Consumer, Cyclical			13,926

Industrial
Standex International Corp.	50	0.87%	2,816

136 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Snap-on, Inc.	33	1.18%	$2,510
Eagle Materials, Inc.	34	0.78%	2,143
Vishay Intertechnology, Inc.	194	0.71%	1,972
Mueller Industries, Inc.	88	0.95%	1,906
Louisiana-Pacific Corp.	67	0.62%	1,511
Builders FirstSource, Inc.	62	1.04%	1,303
Boise Cascade Co.	80	0.89%	1,283
Fortive Corp.	126	1.17%	1,230
Simpson Manufacturing Company, Inc.	40	0.69%	1,100
UFP Industries, Inc.	84	1.01%	1,080
Dorian LPG Ltd.	78	0.25%	1,016
ITT, Inc.	103	1.19%	692
Masco Corp.	73	0.52%	438
Donaldson Company, Inc.	100	0.77%	429
Landstar System, Inc.	28	0.67%	402
Armstrong World Industries, Inc.	68	0.62%	381
Dover Corp.	51	0.93%	274
Expeditors International of Washington, Inc.	27	0.40%	184
Keysight Technologies, Inc.	15	0.31%	158
International Seaways, Inc.	62	0.29%	126
Ardmore Shipping Corp.	220	0.34%	58
Scorpio Tankers, Inc.	57	0.33%	48
GrafTech International Ltd.	374	0.23%	40
Toro Co.	30	0.38%	18
Garmin Ltd.	26	0.34%	(32)
Argan, Inc.	75	0.37%	(92)
Golar LNG Ltd.	179	0.45%	(238)
Acuity Brands, Inc.	35	0.71%	(368)
Lindsay Corp.	15	0.22%	(444)
3M Co.	85	1.05%	(713)
Sturm Ruger & Company, Inc.	104	0.68%	(778)
Total Industrial			20,453

Basic Materials
NewMarket Corp.	15	0.75%	1,250
CF Industries Holdings, Inc.	40	0.34%	(14)
LyondellBasell Industries N.V. — Class A	33	0.37%	(49)
Westlake Corp.	47	0.69%	(123)
AdvanSix, Inc.	58	0.25%	(305)
Olin Corp.	81	0.51%	(312)
Total Basic Materials			447

Technology
Dropbox, Inc. — Class A	289	0.95%	1,264
Kulicke & Soffa Industries, Inc.	117	0.86%	1,092
KLA Corp.	13	0.78%	869
NetApp, Inc.	104	0.98%	845
Microsoft Corp.	13	0.55%	740
Diodes, Inc.	45	0.51%	699
Teradata Corp.	36	0.24%	695
Teradyne, Inc.	33	0.45%	641
Photronics, Inc.	120	0.38%	519
Applied Materials, Inc.	43	0.77%	467
Cirrus Logic, Inc.	35	0.35%	437
Apple, Inc.	27	0.65%	307
Cognizant Technology Solutions Corp. — Class A	63	0.51%	230
QUALCOMM, Inc.	15	0.22%	214
NetScout Systems, Inc.	157	0.60%	110
Qualys, Inc.	14	0.22%	105
Veradigm, Inc.	205	0.32%	(3)
Akamai Technologies, Inc.	44	0.49%	(181)
Total Technology			9,050

Financial
MGIC Investment Corp.	549	1.07%	892
Essent Group Ltd.	140	0.81%	822
Weyerhaeuser Co.	201	0.83%	793
NMI Holdings, Inc. — Class A	147	0.47%	717
Evercore, Inc. — Class A	30	0.46%	582
Radian Group, Inc.	168	0.53%	554
Mr Cooper Group, Inc.	88	0.55%	340
Hilltop Holdings, Inc.	57	0.22%	186
Preferred Bank/Los Angeles CA	112	0.76%	103
SouthState Corp.	128	1.04%	93
SEI Investments Co.	146	1.08%	42
International Bancshares Corp.	40	0.22%	18
Douglas Elliman, Inc.	1	0.00%	(2)
Allstate Corp.	15	0.20%	(10)
Travelers Companies, Inc.	10	0.21%	(13)
S&T Bancorp, Inc.	93	0.31%	(84)
Equity Commonwealth	411	1.03%	(156)
Renasant Corp.	96	0.31%	(653)
FB Financial Corp.	111	0.39%	(996)
Total Financial			3,228

Utilities
MGE Energy, Inc.	105	1.04%	604
Atmos Energy Corp.	73	1.05%	129
ONE Gas, Inc.	92	0.87%	114
Chesapeake Utilities Corp.	32	0.47%	46
Ameren Corp.	103	1.04%	(14)
Consolidated Edison, Inc.	60	0.67%	(146)
Black Hills Corp.	136	1.01%	(220)
OGE Energy Corp.	237	1.05%	(722)
National Fuel Gas Co.	92	0.58%	(780)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Clearway Energy, Inc. — Class C	173	0.61%	$(827)
Total Utilities			(1,816)

Energy
Marathon Petroleum Corp.	78	1.13%	1,052
Exxon Mobil Corp.	80	1.06%	716
REX American Resources Corp.	85	0.37%	500
California Resources Corp.	75	0.42%	362
SM Energy Co.	74	0.29%	358
PBF Energy, Inc. — Class A	74	0.37%	315
Cheniere Energy, Inc.	35	0.66%	287
Phillips 66	40	0.47%	(39)
Valero Energy Corp.	74	1.07%	(141)
Occidental Petroleum Corp.	42	0.31%	(227)
Total Energy			3,183
Total GS Equity Long Custom Basket			52,861

GS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Driven Brands Holdings, Inc.	834	(1.25)%	1,869
Equifax, Inc.	102	(1.33)%	1,311
Clarivate plc	791	(0.42)%	1,082
Global Payments, Inc.	178	(0.97)%	906
ABM Industries, Inc.	491	(1.16)%	626
Utz Brands, Inc.	509	(0.46)%	418
TreeHouse Foods, Inc.	281	(0.78)%	(828)
FTI Consulting, Inc.	82	(0.86)%	(877)
Estee Lauder Companies, Inc. — Class A	83	(0.90)%	(1,204)
Quanta Services, Inc.	93	(1.01)%	(1,669)
Booz Allen Hamilton Holding Corp.	94	(0.58)%	(1,813)
ICF International, Inc.	158	(1.09)%	(3,286)
CoStar Group, Inc.	274	(1.35)%	(3,619)
TransUnion	311	(1.35)%	(4,597)
GXO Logistics, Inc.	284	(0.99)%	(4,631)
Neogen Corp.	1,134	(1.36)%	(4,890)
Total Consumer, Non-cyclical			(21,202)

Financial
Sun Communities, Inc.	174	(1.25)%	7,338
Rexford Industrial Realty, Inc.	428	(1.23)%	3,756
American Tower Corp. — Class A	139	(1.49)%	3,449
Howard Hughes Corp.	230	(1.00)%	2,455
Outfront Media, Inc.	777	(0.67)%	2,256
Healthcare Realty Trust, Inc.	927	(0.97)%	1,934
Kemper Corp.	270	(0.72)%	1,930
Equitable Holdings, Inc.	942	(1.41)%	1,896
Kennedy-Wilson Holdings, Inc.	1,420	(1.28)%	1,818
Raymond James Financial, Inc.	280	(1.60)%	1,595
Americold Realty Trust, Inc.	712	(1.27)%	1,215
TFS Financial Corp.	702	(0.49)%	811
Assured Guaranty Ltd.	359	(1.11)%	701
Prologis, Inc.	169	(1.14)%	635
Equinix, Inc.	30	(1.30)%	233
Progressive Corp.	135	(0.99)%	230
Stellar Bancorp, Inc.	507	(0.64)%	176
Rayonier, Inc.	724	(1.26)%	151
Popular, Inc.	143	(0.48)%	94
Northern Trust Corp.	205	(0.84)%	72
KKR & Company, Inc. — Class A	422	(1.30)%	11
Hanover Insurance Group, Inc.	106	(0.66)%	(17)
Crown Castle, Inc.	55	(0.35)%	(36)
Voya Financial, Inc.	93	(0.37)%	(60)
Annaly Capital Management, Inc.	591	(0.65)%	(270)
State Street Corp.	202	(0.82)%	(313)
Omega Healthcare Investors, Inc.	295	(0.50)%	(439)
Boston Properties, Inc.	105	(0.33)%	(687)
Medical Properties Trust, Inc.	1,043	(0.53)%	(748)
AGNC Investment Corp.	1,100	(0.62)%	(802)
UDR, Inc.	553	(1.31)%	(941)
Jones Lang LaSalle, Inc.	83	(0.71)%	(1,043)
Brighthouse Financial, Inc.	609	(1.59)%	(1,068)
UMH Properties, Inc.	1,126	(0.99)%	(1,092)
Ellington Financial, Inc.	1,160	(0.88)%	(1,171)
Welltower, Inc.	231	(1.03)%	(1,377)
PennyMac Mortgage Investment Trust	1,117	(0.83)%	(1,414)
Carlyle Group, Inc.	309	(0.55)%	(1,630)
Apollo Global Management, Inc.	161	(0.68)%	(1,835)
Iron Mountain, Inc.	449	(1.41)%	(2,499)
PennyMac Financial Services, Inc.	334	(1.30)%	(2,506)
Ares Management Corp. — Class A	229	(1.22)%	(3,492)
Digital Realty Trust, Inc.	218	(1.37)%	(4,221)
Total Financial			5,095

Utilities
Avista Corp.	512	(1.10)%	2,156
Spire, Inc.	297	(1.04)%	1,972
Dominion Energy, Inc.	405	(1.16)%	1,479

138 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2023
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Sempra Energy	179	(1.44)%	$1,174
UGI Corp.	555	(0.83)%	297
CMS Energy Corp.	359	(1.16)%	218
PG&E Corp.	1,250	(1.19)%	75
American Electric Power Company, Inc.	314	(1.46)%	(126)
Alliant Energy Corp.	403	(1.17)%	(141)
DTE Energy Co.	161	(0.98)%	(144)
Exelon Corp.	360	(0.81)%	(311)
Edison International	313	(1.20)%	(879)
Total Utilities			5,770

Technology
Evolent Health, Inc. — Class A	371	(0.61)%	946
Procore Technologies, Inc.	161	(0.58)%	(87)
KBR, Inc.	149	(0.54)%	(523)
Guidewire Software, Inc.	123	(0.52)%	(547)
Alteryx, Inc. — Class A	179	(0.45)%	(633)
Paycor HCM, Inc.	587	(0.77)%	(888)
Ceridian HCM Holding, Inc.	325	(1.20)%	(2,549)
Total Technology			(4,281)

Industrial
Waste Management, Inc.	62	(0.59)%	(30)
Boeing Co.	79	(0.92)%	(946)
Vulcan Materials Co.	43	(0.54)%	(977)
Kirby Corp.	146	(0.62)%	(1,226)
Tetra Tech, Inc.	48	(0.43)%	(1,492)
Clean Harbors, Inc.	55	(0.50)%	(1,691)
NV5 Global, Inc.	116	(0.71)%	(1,831)
MasTec, Inc.	90	(0.59)%	(2,775)
Casella Waste Systems, Inc. — Class A	174	(0.87)%	(4,346)
MSA Safety, Inc.	124	(1.19)%	(5,830)
Total Industrial			(21,144)

Consumer, Cyclical
UniFirst Corp.	103	(0.87)%	4,661
Newell Brands, Inc.	1,957	(0.94)%	63
Ollie’s Bargain Outlet Holdings, Inc.	91	(0.29)%	53
OPENLANE, Inc.	1,223	(1.03)%	(116)
Burlington Stores, Inc.	53	(0.46)%	(434)
Five Below, Inc.	48	(0.52)%	(587)
Shake Shack, Inc. — Class A	139	(0.60)%	(1,276)
VF Corp.	1,113	(1.17)%	(1,370)
Tesla, Inc.	40	(0.58)%	(2,798)
Floor & Decor Holdings, Inc. — Class A	148	(0.85)%	(3,587)
Copart, Inc.	238	(1.20)%	(6,257)
Total Consumer, Cyclical			(11,648)

Basic Materials
Hecla Mining Co.	1,993	(0.57)%	1,814
Royal Gold, Inc.	93	(0.59)%	969
Piedmont Lithium, Inc.	153	(0.49)%	534
Carpenter Technology Corp.	236	(0.73)%	(4,144)
Total Basic Materials			(827)

Communications
Robinhood Markets, Inc. — Class A	484	(0.26)%	(171)
Palo Alto Networks, Inc.	22	(0.31)%	(197)
Chewy, Inc. — Class A	218	(0.48)%	(772)
DoorDash, Inc. — Class A	166	(0.70)%	(1,830)
Uber Technologies, Inc.	151	(0.36)%	(2,275)
Total Communications			(5,245)

Energy
NOV, Inc.	949	(0.84)%	4,519
Hess Corp.	201	(1.51)%	(1,042)
Valaris Ltd.	152	(0.53)%	(1,510)
Tidewater, Inc.	212	(0.65)%	(2,607)
Schlumberger N.V.	480	(1.30)%	(2,735)
Total Energy			(3,375)
Total GS Equity Short Custom Basket			$(56,857)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2023.
[2]	Rate indicated is the 7-day yield as of June 30, 2023.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2023
SERIES Z (ALPHA OPPORTUNITY SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,445,141	$—	$—	$3,445,141
Money Market Fund	131,443	—	—	131,443
Equity Custom Basket Swap Agreements**	—	105,258	—	105,258
Total Assets	$3,576,584	$105,258	$—	$3,681,842

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$113,958	$—	$113,958

**	This derivative is reported as unrealized appreciation/depreciation at period end.

140 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

Assets:
Investments, at value (cost $3,405,072)	$3,576,584
Unrealized appreciation on OTC swap agreements	105,258
Prepaid expenses	8
Receivables:
Swap settlement	56,563
Investment Adviser	13,004
Dividends	2,313
Interest	297
Total assets	3,754,027

Liabilities:
Overdraft due to custodian bank	1,057
Unrealized depreciation on OTC swap agreements	113,958
Payable for:
Professional fees	15,507
Transfer agent/maintenance fees	2,080
Trustees’ fees*	829
Distribution and service fees	763
Fund accounting/administration fees	753
Fund shares redeemed	101
Miscellaneous	3,147
Total liabilities	138,195
Net assets	$3,615,832

Net assets consist of:
Paid in capital	$4,819,020
Total distributable earnings (loss)	(1,203,188)
Net assets	$3,615,832
Capital shares outstanding	226,022
Net asset value per share	$16.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2023

Investment Income:
Dividends	$37,938
Interest	2,541
Total investment income	40,479

Expenses:
Management fees	16,148
Distribution and service fees	4,511
Transfer agent /maintenance fees	12,523
Professional fees	19,159
Trustees’ fees*	6,762
Custodian fees	5,264
Fund accounting/administration fees	5,198
Line of credit fees	62
Miscellaneous	6,099
Total expenses	75,726
Less:
Expenses reimbursed by Adviser	(23,549)
Expenses waived by Adviser	(16,499)
Total waived/reimbursed expenses	(40,048)
Net expenses	35,678
Net investment income	4,801

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	19,769
Swap agreements	143,632
Net realized gain	163,401
Net change in unrealized appreciation (depreciation) on:
Investments	202,995
Swap agreements	(203,667)
Net change in unrealized appreciation (depreciation)	(672)
Net realized and unrealized gain	162,729
Net increase in net assets resulting from operations	$167,530

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 141

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,801	$4,641
Net realized gain (loss) on investments	163,401	(198,326)
Net change in unrealized appreciation (depreciation) on investments	(672)	(181,809)
Net increase (decrease) in net assets resulting from operations	167,530	(375,494)

Distributions to shareholders	—	(15,376)

Capital share transactions:
Proceeds from sale of shares	46,441	107,955
Distributions reinvested	—	15,376
Cost of shares redeemed	(249,305)	(576,477)
Net decrease from capital share transactions	(202,864)	(453,146)
Net decrease in net assets	(35,334)	(844,016)

Net assets:
Beginning of period	3,651,166	4,495,182
End of period	$3,615,832	$3,651,166

Capital share activity:
Shares sold	3,007	6,933
Shares issued from reinvestment of distributions	—	988
Shares redeemed	(16,019)	(37,088)
Net decrease in shares	(13,012)	(29,167)

142 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2023[a]	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Per Share Data
Net asset value, beginning of period	$15.27	$16.76	$14.83	$14.87	$15.27	$20.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.02	.06	.06	.07	.04
Net gain (loss) on investments (realized and unrealized)	.71	(1.45)	1.97	(.01)	(.45)	(2.28)
Total from investment operations	.73	(1.43)	2.03	.05	(.38)	(2.24)
Less distributions from:
Net investment income	—	(.06)	(.10)	(.09)	(.02)	—
Net realized gains	—	—	—	—	—	(2.54)
Total distributions	—	(.06)	(.10)	(.09)	(.02)	(2.54)
Net asset value, end of period	$16.00	$15.27	$16.76	$14.83	$14.87	$15.27

Total Return[c]	4.78%	(8.53%)	13.81%	0.27%	(2.45%)	(11.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,616	$3,651	$4,495	$4,535	$6,229	$8,056
Ratios to average net assets:
Net investment income (loss)	0.27%	0.12%	0.35%	0.41%	0.44%	0.22%
Total expenses[d]	4.22%	4.43%	4.58%	3.98%	3.52%	2.47%
Net expenses[e,f]	1.99%	1.99%	2.01%	2.01%	2.00%	1.99%
Portfolio turnover rate	145%	294%	204%	171%	172%	219%

[a]	Unaudited figures for the period ended June 30, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/23[a]	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
1.99%	1.99%	2.00%	2.00%	2.00%	1.99%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 143

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2023, the Trust consisted of fourteen funds.The Trust offers shares of the funds to insurance companies for their variable annunity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Series A (StylePlus—Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus—Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus—Small Growth Series)	Diversified
Series Y (StylePlus—Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

Security Investors, LLC (“SI” or the “Adviser”) and Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. GPIM provides advisory services to Series F (Floating Rate Strategies Series) and SI provides advisory services to the remaining Funds covered in this report.Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Pursuant to an investment Sub-Advisory Agreement between Security Investors, LLC (“SI”) and Guggenheim Partners Advisors,LLC (“GPA”), that was in effect during a portion of the Reporting Period, GPA was engaged to provide investment subadvisory services to Series E (Total Return Bond Series) (“Series E”) and Series P (High Yield Series) (“Series P”). Pursuant to an investment Sub-Advisory Agreement between GPIM and GPA that was in effect during a portion of the Reporting Period, GPA was engaged to provide investment sub-advisory services to Series F (Floating Rate Strategies Series) (“Series F”). GPA operated as an investment sub-advisor to these Funds from April 29, 2022 to December 22, 2022.

GPA, under the oversight of the Board, SI and GPIM, assisted SI and GPIM, as applicable, in the supervision and direction of the investment strategies of Series E, Series F and Series P in accordance with their investment policies. As compensation for its services, SI and GPIM, as applicable, paid GPA a fee, payable monthly, in an amount equal to 0.005% of the average daily net assets of Series E, Series F and Series P.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a Fund is calculated by dividing the market value of a Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration,

144 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using a pricing service provider.

Typically, loans are valued using information provided by a pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded.

The value of other swap agreements entered into by a Fund will generally be valued using an evaluated price provided by a pricing service provider.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 145

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Recently, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is

146 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(g) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(h) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(k) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included

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with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(i) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statement of Operations at the end of the commitment period.

(m) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(n) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(o) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended June 30, 2023, are disclosed in the Statements of Operations.

(p) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.08% at June 30, 2023.

(q) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(r) Special Purpose Acquisition Companies

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company

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that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

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The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Series E (Total Return Bond Series)	Duration, Hedge	$22,600,000	$1,609,204

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of call/put options written on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Series E (Total Return Bond Series)	Hedge, Income	$—	$3,700,000

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$6,608,438	$—
Series D (World Equity Income Series)	Hedge	—	3,980,930
Series E (Total Return Bond Series)	Duration, Hedge	2,776,010	—
Series J (StylePlus—Mid Growth Series)	Index exposure	5,035,128	—
Series N (Managed Asset Allocation Series)	Index exposure, Speculation	5,916,056	1,493,028
Series X (StylePlus—Small Growth Series)	Index exposure	733,476	—
Series Y (StylePlus—Large Growth Series)	Index exposure	1,160,916	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

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Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$159,864,791	$—
Series J (StylePlus—Mid Growth Series)	Index exposure	123,779,239	—
Series X (StylePlus—Small Growth Series)	Index exposure	19,187,860	—
Series Y (StylePlus—Large Growth Series)	Index exposure	32,182,694	—

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series Z (Alpha Opportunity Series)	Hedge, Leverage	$1,706,648	$3,538,644

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Series E (Total Return Bond Series)	Duration, Hedge, Income	$7,933,333	$—

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

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The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Series E (Total Return Bond Series)	Hedge, Index exposure	$—	$2,533,333

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Series E (Total Return Bond Series)	Hedge	$—	$605,348
Series F (Floating Rate Strategies Series)	Hedge	—	436,271
Series P (High Yield Series)	Hedge	—	578,020

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency/Equity/Interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Currency forward contracts	—	Unrealized depreciation on forward foreign currency exchange contracts
Credit/Equity/Interest rate swap contracts	Unamortized upfront premiums paid on credit default swap agreements Unrealized appreciation on OTC swap agreements Unamortized upfront premiums paid on interest rate swap agreements

Unamortized upfront premiums received on credit default swap agreements

Unrealized depreciation on OTC swap agreements

Variation margin on credit default swap agreements

Variation margin on interest rate swap agreements

Credit/Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value

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The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2023:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Purchased Credit Risk	Total Value at June 30, 2023
Series A (StylePlus—Large Core Series)	$13,315	$—	$—	$—	$—	$—	$—	$—	$—	$13,315
Series D (World Equity Income Series)	—	—	303,129	—	—	—	—	—	—	303,129
Series E (Total Return Bond Series)	—	—	—	—	—	—	—	27,951	2,123	30,074
Series J (StylePlus—Mid Growth Series)	32,204	—	—	—	—	—	—	—	—	32,204
Series N (Managed Asset Allocation Series)	37,022	—	2,170	—	—	—	—	—	—	39,192
Series X (StylePlus—Small Growth Series)	80	—	—	—	—	—	—	—	—	80
Series Y (StylePlus—Large Growth Series)	18,519	—	—	—	—	—	—	—	—	18,519
Series Z (Alpha Opportunity Series)	—	105,258	—	—	—	—	—	—	—	105,258

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Swaps Credit Risk*	Swaps Interest Rate Risk*	Forward Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Options Written Credit Risk	Total Value at June 30, 2023
Series E (Total Return Bond Series)	$—	$—	$—	$—	$55,917	$358,727	4,660	$104,552	$—	$523,856
Series F (Floating Rate Strategies Series)	—	—	—	—	—	—	4,897	—	—	4,897
Series N (Managed Asset Allocation Series)	29,267	—	4,841	15,488	—	—	—	—	—	49,596
Series P (High Yield Series)	—	—	—	—	—	—	5,009	—	—	5,009
Series X (StylePlus—Small Growth Series)	1,325	—	—	—	—	—	—	—	—	1,325
Series Z (Alpha Opportunity Series)	—	113,958	—	—	—	—	—	—	—	113,958

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) on futures contracts
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Equity/Interest rate option contracts

Net realized gain (loss) on options purchased

Net change in unrealized appreciation (depreciation) on options purchased

Net realized gain (loss) on options written

Net change in unrealized appreciation (depreciation) on options written

Credit/Equity/Interest rate swap contracts	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended June 30, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Written Equity Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Total
Series A (StylePlus—Large Core Series)	$516,547	$23,641,953	$—	$—	$—	$—	$—	$—	$—	$—	$24,158,500
Series D (World Equity Income Series)	—	—	(190,565)	—	—	—	—	—	—	—	(190,565)
Series E (Total Return Bond Series)	—	—	—	50,435	(50,737)	(25,507)	17,500	(38,120)	(8,842)	(15,201)	(70,472)
Series F (Floating Rate Strategies Series)	—	—	—	—	—	—	—	—	(1,151)	—	(1,151)
Series J (StylePlus—Mid Growth Series)	233,333	17,494,645	—	—	—	—	—	—	—	—	17,727,978
Series N (Managed Asset Allocation Series)	65,544	—	29,015	3,822	—	—	—	—	—	—	98,381
Series P (High Yield Series)	—	—	—	—	—	—	—	—	(5,475)	—	(5,475)
Series X (StylePlus—Small Growth Series)	4,919	2,477,226	—	—	—	—	—	—	—	—	2,482,145
Series Y (StylePlus—Large Growth Series)	71,740	7,963,030	—	—	—	—	—	—	—	—	8,034,770
Series Z (Alpha Opportunity Series)	—	143,632	—	—	—	—	—	—	—	—	143,632

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Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Options Purchased Credit Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total
Series A (StylePlus—Large Core Series)	$106,195	$(2,201,633)	$—	$—	$—	$—	$—	$—	$—	$—	$(2,095,438)
Series D (World Equity Income Series)	—	—	303,129	—	—	—	—	—	—	—	303,129
Series E (Total Return Bond Series)	—	—	—	22,377	34,424	(55,917)	(3,464)	(18,595)	(63,020)	(67,214)	(151,409)
Series F (Floating Rate Strategies Series)	—	—	—	—	—	—	—	(2,301)	—	—	(2,301)
Series J (StylePlus—Mid Growth Series)	188,294	(2,109,057)	—	—	—	—	—	—	—	—	(1,920,763)
Series N (Managed Asset Allocation Series)	60,320	—	3,056	(12,567)	—	—	—	—	—	—	50,809
Series P (High Yield Series)	—	—	—	—	—	—	—	(10,070)	—	—	(10,070)
Series X (StylePlus—Small Growth Series)	25,718	(455,885)	—	—	—	—	—	—	—	—	(430,167)
Series Y (StylePlus—Large Growth Series)	83,510	(532,587)	—	—	—	—	—	—	—	—	(449,077)
Series Z (Alpha Opportunity Series)	—	(203,667)	—	—	—	—	—	—	—	—	(203,667)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 155

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities		Financial Instruments	Cash Collateral Received	Net Amount
Series A (StylePlus—Large Core Series)	Swap equity contracts	$—	*	$—	$—	*	$—	$—	$—
Series E (Total Return Bond Series)	Options purchased	30,074		—	30,074		(4,660)	—	25,414
Series J (StylePlus—Mid Growth Series)	Swap equity contracts	—	*	—	—	*	—	—	—
Series X (StylePlus—Small Growth Series)	Swap equity contracts	—	*	—	—	*	—	—	—
Series Y (StylePlus—Large Growth Series)	Swap equity contracts	—	*	—	—	*	—	—	—
Series Z (Alpha Opportunity Series)	Custom basket swap agreements	105,258		—	105,258		(105,258)	—	—

156 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Forward foreign currency exchange contracts	$4,660	$—	$4,660	$(4,660)	$—	$—
Series E (Total Return Bond Series)	Options written	104,552	—	104,552	—	—	104,552
Series F (Floating Rate Strategies Series)	Forward foreign currency exchange contracts	4,897	—	4,897	—	—	4,897
Series P (High Yield Series)	Forward foreign currency exchange contracts	5,009	—	5,009	—	—	5,009
Series Z (Alpha Opportunity Series)	Custom basket swap agreements	113,958	—	113,958	(105,258)	—	8,700

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.
*	Security has a market value of $0.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2023.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Series A (StylePlus—Large Core Series)	Morgan Stanley Capital Services LLC	Futures contracts	$53,000	$—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	21,490,000
Series A (StylePlus—Large Core Series) Total			53,000	21,490,000
Series D (World Equity Income Series)	BofA Securities, Inc.	Futures contracts	335,000	—
Series E (Total Return Bond Series)	BofA Securities, Inc.	Credit default swap agreements	52,618	—
	BofA Securities, Inc.	Interest rate swap agreements	31,533	—
Series E (Total Return Bond Series) Total			84,151
Series J (StylePlus—Mid Growth Series)	Morgan Stanley Capital Services LLC	Futures contracts	138,800	—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	15,960,000
Series J (StylePlus—Mid Growth Series) Total			138,800	15,960,000
Series X (StylePlus—Small Growth Series)	Morgan Stanley Capital Services LLC	Futures contracts	14,000	—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	2,100,000
Series X (StylePlus—Small Growth Series) Total			14,000	2,100,000
Series Y (StylePlus—Large Growth Series)	Morgan Stanley Capital Services LLC	Futures contracts	58,000	—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	7,330,000
Series Y (StylePlus—Large Growth Series) Total			58,000	7,330,000

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 157

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Funds’ investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

158 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Series A (StylePlus—Large Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series D (World Equity Income Series)	0.70%
Series E (Total Return Bond Series)	0.39%
Series F (Floating Rate Strategies Series)	0.65%[1]
Series J (StylePlus—Mid Growth Series)	0.75%
Series N (Managed Asset Allocation Series)	0.40%
Series O (All Cap Value Series)	0.70%
Series P (High Yield Series)	0.60%
Series Q (Small Cap Value Series)	0.75%
Series V (SMid Cap Value Series)	0.75%
Series X (StylePlus—Small Growth Series)	0.75%
Series Y (StylePlus—Large Growth Series)	0.65%
Series Z (Alpha Opportunity Series)	0.90%

[1]	The Series F management fee is subject to a 0.05% reduction on assets over $5 billion.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted separate Distribution and Shareholder Services Plans pursuant to Rule 12b-1 under the 1940 Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Series A (StylePlus—Large Core Series)	0.91%	05/01/17	05/01/24
Series B (Large Cap Value Series)	0.80%	05/01/17	05/01/24
Series D (World Equity Income Series)	0.90%	05/01/17	05/01/24
Series E (Total Return Bond Series)	0.81%	11/30/12	05/01/24
Series F (Floating Rate Strategies Series)	1.15%	04/22/13	05/01/24
Series J (StylePlus—Mid Growth Series)	0.94%	05/01/17	05/01/24
Series O (All Cap Value Series)	0.88%	05/01/17	05/01/24
Series P (High Yield Series)	1.07%	10/20/14	05/01/24
Series Q (Small Cap Value Series)	1.14%	05/01/17	05/01/24
Series V (Mid Cap Value Series)	0.91%	05/01/17	05/01/24
Series X (StylePlus—Small Growth Series)	1.06%	05/01/17	05/01/24
Series Y (StylePlus—Large Growth Series)	0.93%	05/01/17	05/01/24
Series Z (Alpha Opportunity Series)	2.00%	05/31/17	05/01/24

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At June 30, 2023, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended December 31, are presented in the following table:

Fund	2023	2024	2025	2026	Total
Series A (StylePlus - Large Core Series)	$328,576	$578,663	$468,020	$188,239	$1,563,498
Series B (Large Cap Value Series)	290,558	555,924	510,071	223,120	1,579,673
Series D (World Equity Income Series)	183,904	347,403	248,699	112,460	892,466
Series E (Total Return Bond Series)	47,555	72,779	23,524	6,927	150,785
Series F (Floating Rate Strategies Series)	53,773	76,984	45,284	15,455	191,496
Series J (StylePlus—Mid Growth Series)	242,877	434,128	323,149	134,009	1,134,163
Series O (All Cap Value Series)	143,417	268,200	231,664	109,020	752,301
Series P (High Yield Series)	57,793	90,246	69,351	38,348	255,738
Series Q (Small Cap Value Series)	43,909	58,292	49,991	21,887	174,079
Series V (SMid Cap Value Series)	253,015	452,499	380,378	166,959	1,252,851
Series X (StylePlus - Small Growth Series)	65,720	130,621	101,526	47,560	345,427
Series Y (StylePlus - Large Growth Series)	78,372	141,551	112,263	53,300	385,486
Series Z (Alpha Opportunity Series)	77,006	116,608	94,632	39,492	327,738

For the period ended June 30, 2023, no amounts were recouped by GI.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2023, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Series A (StylePlus—Large Core Series)	$32,733
Series E (Total Return Bond Series)	15,055
Series J (StylePlus—Mid Growth Series)	3,416
Series N (Managed Asset Allocation Series)	1,268
Series X (StylePlus—Small Growth Series)	364
Series Y (StylePlus—Large Growth Series)	4,725

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

160 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$216,822,998	$5,236,732	$(5,016,286)	$220,446
Series B (Large Cap Value Series)	168,342,411	41,847,551	(6,091,806)	35,755,745
Series D (World Equity Income Series)	108,424,749	8,272,659	(5,082,939)	3,189,720
Series E (Total Return Bond Series)	166,188,014	182,579	(16,592,166)	(16,409,587)
Series F (Floating Rate Strategies Series)	58,883,827	168,270	(1,744,720)	(1,576,450)
Series J (StylePlus—Mid Growth Series)	162,347,091	3,722,856	(3,538,553)	184,303
Series N (Managed Asset Allocation Series)	30,607,863	8,481,000	(1,938,605)	6,542,395
Series O (All Cap Value Series)	76,825,667	19,234,067	(3,010,640)	16,223,427
Series P (High Yield Series)	35,407,520	174,957	(4,798,902)	(4,623,945)
Series Q (Small Cap Value Series)	58,905,994	9,986,080	(6,492,331)	3,493,749
Series V (SMid Cap Value Series)	139,328,372	31,990,909	(9,994,752)	21,996,157
Series X (StylePlus—Small Growth Series)	26,164,095	897,015	(678,798)	218,217
Series Y (StylePlus—Large Growth Series)	45,091,843	1,108,701	(973,944)	134,757
Series Z (Alpha Opportunity Series)	3,420,365	351,554	(204,035)	147,519

Note 7 – Securities Transactions

For the period ended June 30, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series A (StylePlus—Large Core Series)	$55,786,582	$46,765,049
Series B (Large Cap Value Series)	27,894,627	40,041,020
Series D (World Equity Income Series)	111,855,018	118,073,038
Series E (Total Return Bond Series)	60,183,286	51,914,418
Series F (Floating Rate Strategies Series)	17,247,383	12,566,235
Series J (StylePlus—Mid Growth Series)	48,150,122	37,063,550
Series N (Managed Asset Allocation Series)	—	1,251,486
Series O (All Cap Value Series)	11,764,147	16,304,399
Series P (High Yield Series)	3,363,291	5,773,443
Series Q (Small Cap Value Series)	8,435,825	11,342,715
Series V (SMid Cap Value Series)	21,028,101	28,559,713
Series X (StylePlus—Small Growth Series)	9,202,570	7,712,781
Series Y (StylePlus—Large Growth Series)	15,875,770	10,524,418
Series Z (Alpha Opportunity Series)	4,880,272	5,085,251

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended June 30, 2023, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Series E (Total Return Bond Series)	$39,504,846	$30,184,029

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2023, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2023. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2023, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series E (Total Return Bond Series)
	Lightning A	03/01/37	$219,791	$—
	Thunderbird A	03/01/37	220,627	—
			$440,418	$—
Series F (Floating Rate Strategies Series)
	Athenahealth Group, Inc.	02/15/29	54,348	2,106
	Authentic Brands	12/21/28	74,074	296
	Dermatology Intermediate Holdings III, Inc.	03/30/29	36,268	472
			$164,690	$2,874

Note 9 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	$—	$60
	FKRT
	2.21% due 11/30/58	09/24/21	749,999	738,149
	LSTAR Securities Investment Ltd.
	2021-1 7.97% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[2]	02/04/21	224,946	222,231
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	499,997	484,500
			$1,474,942	$1,444,940
Series P (High Yield Series)
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	353,909	18,529
			$353,909	$18,529

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]

Variable rate security. Rate indicated is the rate effective at June 30, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Security is in default of interest and/or principal obligations.

162 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time a new line of credit was entered into in the amount of $1,150,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended June 30, 2023.

Note 11 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended June 30, 2023, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at June 30, 2023	Average Balance Outstanding	Average Interest Rate
Series E (Total Return Bond Series)	29	$9,198,364	$8,465,267	4.46%
Series P (High Yield Series)	181	241,369	279,245	3.00%

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statements of Assets of Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Reverse repurchase agreements	$9,198,364	$—	$9,198,364	$(9,198,364)	$—	$—
Series P (High Yield Series)	Reverse repurchase agreements	241,369	—	241,369	(241,369)	—	—

As of June 30, 2023, the Series E (Total Return Bond Series) Fund and Series P (High Yield Series) Fund had $9,198,364 and $241,369, respectively, in reverse repurchase agreements outstanding with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Fund	Counterparty	Interest Rate(s)	Maturity Date	Face Value
Series E (Total Return Bond Series)	J.P. Morgan Securities LLC	5.08% - 5.19%*	Open Maturity	$9,198,364
Series P (High Yield Series)	Goldman Sachs & Co. LLC	3.00%*	Open Maturity	241,369

*

The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set of reference rate and spread. Rate indicated is the rate effective at June 30, 2023.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Funds:

Fund	Asset Type	Up to 30 days	Overnight and continuous	Total
Series E (Total Return Bond Series)	Federal Agency Notes	$—	$9,198,364	$9,198,364
Gross amount of recognized liabilities for reverse repurchase agreements			$9,198,364	$9,198,364
Series P (High Yield Series)	Corporate Bonds	$—	$241,369	$241,369
Gross amount of recognized liabilities for reverse repurchase agreements		$—	$241,369	$241,369

Note 12 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 13 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the insurance company that offers your contract or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website address to access the report. You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the insurance company that you wish to receive paper copies of reports by following the instructions provided by the insurance company. Your election to receive reports in paper may apply to all portfolio companies available under your contract.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Guggenheim Variable Funds Trust Board of Trustees

The Board of Trustees of Guggenheim Variable Funds Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreements (as applicable to a specific Fund, the “Advisory Agreement” and collectively, the “Advisory Agreements”) with Security Investors, LLC (“Security Investors”) and Guggenheim Partners Investment Management, LLC (“GPIM”) on behalf of the applicable series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

● Series A (StylePlus—Large Core Series) (“Series A”)*	● Series B (Large Cap Value Series) (“Series B”)*
● Series D (World Equity Income Series) (“Series D”)*	● Series E (Total Return Bond Series) (“Series E”)*
● Series F (Floating Rate Strategies Series) (“Series F”)**	● Series J (StylePlus—Mid Growth Series) (“Series J”)*
● Series N (Managed Asset Allocation Series) (“Series N”)*	● Series O (All Cap Value Series) (“Series O”)*
● Series P (High Yield Series) (“Series P”)*	● Series Q (Small Cap Value Series) (“Series Q”)*
● Series V (SMid Cap Value Series) (“Series V”)*	● Series X (StylePlus—Small Growth Series) (“Series X”)*
● Series Y (StylePlus—Large Growth Series) (“Series Y”)*	● Series Z (Alpha Opportunity Series) (“Series Z”)*

*	Security Investors serves as investment adviser to the Fund.
**

GPIM serves as investment adviser to the Fund. Unless the context indicates otherwise, GPIM and Security Investors, with respect to their service as investment adviser to the applicable Funds, are each referred to herein as an “Adviser” and together, the “Advisers.”

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OTHER INFORMATION (Unaudited)(continued)

Security Investors and GPIM are each an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” Security Investors and GPIM are also known as “Guggenheim Investments,” the global asset management and investment advisory division of Guggenheim Partners that includes other affiliated investment management businesses.

At meetings held in person on April 17-18, 2023 (the “April Meeting”) and meetings held by videoconference on May 15, 2023 and in person on May 24, 2023 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreements.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim. The Committee noted that although FUSE’s process typically results in the identification for each Fund of a universe of similar funds for performance comparisons and a narrower group of similar funds from the universe based on asset levels for comparative fee and expense data evaluation (i.e., the peer group), the peer group constituent funds identified by FUSE for Series F were the same as the performance universe constituent funds due to the Fund’s investment strategy and pricing.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the applicable Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the applicable Advisory Agreement for each Fund for a one-year period ending August 1, 2024 at a meeting held on May 23-24, 2023 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Advisory Agreements

Nature, Extent and Quality of Services Provided by Each Adviser: With respect to the nature, extent and quality of services currently provided by each Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of each Advisory Agreement, including the scope of services required to be performed by each Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and

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OTHER INFORMATION (Unaudited)(continued)

procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended. In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of each Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how each Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that each Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2022, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer group of similar funds based on asset levels as identified by FUSE (except as noted above with respect to Series F), in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. The Committee also received certain performance information as of March 31, 2023. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. Except as to the individual Funds discussed below, the Committee observed that the returns of each Fund ranked in the third quartile or better of such Fund’s performance universe for each of the relevant periods considered. In addition, the Committee made the following observations:

Series F (Floating Rate Strategies Series): The Fund’s returns ranked in the 86th percentile of its performance universe for each of the five-year and three-year periods ended December 31, 2022. The Committee considered management’s statement indicating that given the Fund’s relatively small size and frequent inflow and outflows, the Fund is positioned conservatively and with a strong liquidity profile, noting management’s explanation that the primary contributors to the Fund’s relative underperformance over these time periods were the Fund’s cash position and overweight to BB-rated credits to allow for maximum liquidity. The Committee also noted management’s statement that although this portfolio construction creates a very liquid portfolio compared to the Fund’s peers, it does sacrifice some of the return that is generally attributed to lower quality, smaller and less liquid credits. The Committee considered management’s statement that the Fund’s conservative positioning and liquidity profile contributed to the Fund’s relative outperformance in 2022, noting that Fund’s returns ranked in the 14th percentile of its performance universe for the one-year period ended December 31, 2022.

Series J (StylePlus—Mid Growth Series): The Fund’s returns ranked in the 80th and 73rd percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period can be attributed to the more conservative positioning of the underlying funds in which the Fund invests, resulting in yields insufficient to offset fund fees and other costs, as well as the strategy’s tilt to value-oriented, lower-growth names within the mid-cap growth segment as growth outperformed value securities from 2018 through 2020. The Committee also noted management’s statement that as a result of the more recent comeback of value-oriented, lower-growth names, the Fund experienced performance rankings that compare more favorably relative to its performance universe for the three-year and one-year periods ended December 31, 2022.

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OTHER INFORMATION (Unaudited)(continued)

Series P (High Yield Series): The Fund’s returns ranked in the 77th and 30th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was concentrated in 2019 and 2020. The Committee considered management’s statement that in 2019 the Fund was negatively impacted by its energy exposure and its allocation to bank loans which underperformed high yield bonds. The Committee also considered management’s statement that although the Fund experienced strong downside protection in the first quarter of 2020 with respect to the COVID-19 pandemic, the Fund maintained high cash balances to shore up liquidity during the market rebound in early April 2020 resulting in a large cash drag and maintained lower exposure to the most speculative names for the remainder of 2020 which outperformed during that period. The Committee considered the Fund’s relative outperformance in more recent periods, noting that the Fund’s returns ranked in the 30th and 17th percentiles of its performance universe for the three-year and one-year periods ended December 31, 2022, respectively.

Series X (StylePlus–Small Growth Series): The Fund’s returns ranked in the 97th and 91st percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over these time periods was attributable to the more conservative positioning of the underlying funds in which the Fund invests, resulting in yields insufficient to offset fund fees and other costs, as well as the strategy’s tilt to value-oriented, lower-growth names within the small-cap growth segment as growth outperformed value securities from 2018 through 2020. The Committee also noted management’s statement that as a result of the more recent comeback of value-oriented, lower-growth names, the Fund experienced a performance ranking that compares more favorably relative to its performance universe for the one-year period ended December 31, 2022.

Series Z (Alpha Opportunity Series): The Fund’s returns ranked in the 97th and 75th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2022, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the Fund’s beta profile and fundamental factor tilts. The Committee noted management’s statement that the Fund’s lower beta profile to broad market U.S. equities relative to its peers and long exposure to value and short exposure to growth have detracted from investment performance. The Committee also noted management’s statement that as a result of an update in 2021 to the quantitative investment methodology that the Fund employs, as well as the more recent comeback of value-oriented, higher quality names, the Fund experienced performance rankings that compare more favorably relative to its performance universe for the three-year and one-year periods ended December 31, 2022.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by Each Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee1 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations. The Committee also considered Guggenheim’s discussion of information regarding fee and expense trends across the open-end fund industry and its response to those trends with respect to the funds in the Guggenheim fund complex, including the Funds.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds as compared to other types of accounts. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, fee structure, applicable legal, governance and capital structures, tax status and historical pricing reasons. In addition, the Committee took into account Guggenheim’s discussion of the regulatory, operational, legal and entrepreneurial risks involved with the Funds as compared to other types of accounts. The Committee concluded that the information it received

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(continued)

demonstrated that the aggregate services provided to, or the specific circumstances of, each Fund were sufficiently different from the services provided to, or the specific circumstances of, other clients with similar investment strategies and/or that the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee took into account those Funds with currently effective expense limitation agreements with the Adviser. Except as to the individual Funds discussed below, the Committee observed that each Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the third quartile or better of such Fund’s peer group. In addition, the Committee made the following observations:

Series A (StylePlus—Large Core Series): The Fund’s contractual advisory fee ranks in the fourth quartile (87th percentile) of its peer group. The Committee considered that the Fund’s net effective management fee ranks in the first quartile (20th percentile) of its peer group and the Fund’s total net expense ratio ranks in the second quartile (27th percentile) of its peer group. The Committee took into account the Fund’s currently effective expense limitation agreement with the Adviser.

Series F (Floating Rate Strategies Series): The Fund’s contractual advisory fee ranks in the third quartile (71st percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio each rank in the fourth quartile (both in the 100th percentile) of its peer group, which the Committee noted was largely driven by the small size of the Fund and the higher other operating expense ratio in comparison to its peers. The Committee considered the Adviser’s statement explaining the higher fees and expenses that performance is driven by a unique investment approach that requires significant resources. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

Series N (Managed Asset Allocation Series): The Fund’s contractual advisory fee ranks in the second quartile (43rd percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio each rank in the fourth quartile (79th and 93rd percentiles, respectively) of its peer group, which the Committee noted was largely driven by the small size of the Fund and the higher other operating expense ratio in comparison to its peers.

Series O (All Cap Value Series): The Fund’s contractual advisory fee ranks in the fourth quartile (77th percentile) of its peer group. The Committee considered that the Fund’s net effective management fee and total net expense ratio each rank in the first quartile (both in the 23rd percentile) of its peer group. The Committee took into account the Fund’s currently effective expense limitation agreement with the Adviser.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2022, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the applicable Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to each Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Advisers derive any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Advisers may benefit from certain economies of scale and synergies, such as enhanced visibility of the Advisers, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by each Adviser from its relationship with the Funds were appropriate and that each Adviser’s profitability from its relationship with the Funds was not unreasonable.

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OTHER INFORMATION (Unaudited)(concluded)

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in 2022 in overall expenses was attributable to decreased product costs driven by lower average assets under management and lower non-recurring costs related to closed-end fund matters as well as a decrease in compensation and benefits. The Committee also considered that although expenses related to investment resources decreased in 2022, Guggenheim’s shared services expenses and certain other expenses increased in 2022.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the renewal of the applicable Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreements.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2014 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (registered investment adviser) (1996-present); CEO, ETF Flows, LLC (financial advisor education and research provider) (2019-present); CEO, Lydon Media (2016-present). Director, GDX Index Partners, LLC (index provider) (2021-present); Vice Chairman, VettaFi (financial advisor content, research and digital distribution provider) (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2014	Current: Of Counsel, Momkus LLP (law firm) (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (law firm) (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

172 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (construction and real estate development company) (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2014

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (registered broker dealer) (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 173

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2007 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

174 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investments Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member, Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 175

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

176 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 177

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

178 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 179

LIQUIDITY RISK MANAGEMENT (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), the Guggenheim Variable Funds Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” (as defined in the Liquidity Rule) is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and periodic review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed, managed, and periodically reviewed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, short-term and long-term cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days a Fund reasonably expects to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of a Fund’s net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in “illiquid investments” (as defined in the Liquidity Rule). Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2022, to March 31, 2023. The Report summarized the Administrator’s assessment of the Program’s implementation and concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable.

Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

180 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments is included under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 1, 2023

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	September 1, 2023

*	Print the name and title of each signing officer under his or her signature.